UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01028
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Ivy Funds
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
September 30, 2007

Ivy Balanced Fund
Ivy Bond Fund
Ivy Cundill Global Value Fund
Ivy Dividend Income Fund
Ivy European Opportunities Fund
Ivy Global Natural Resources Fund
Ivy International Balanced Fund
Ivy International Core Equity Fund
Ivy International Growth Fund
Ivy Managed European/Pacific Fund
Ivy Managed International Opportunities Fund
Ivy Mortgage Securities Fund
Ivy Pacific Opportunities Fund
Ivy Real Estate Securities Fund
Ivy Small Cap Value Fund
Ivy Value Fund

3	President's Letter
5	Illustration of Fund Expenses
15	Ivy Balanced Fund
31	Ivy Bond Fund
56	Ivy Cundill Global Value Fund
74	Ivy Dividend Income Fund
89	Ivy European Opportunities Fund
105	Ivy Global Natural Resources Fund
127	Ivy International Balanced Fund
146	Ivy International Core Equity Fund
162	Ivy International Growth Fund
179	Ivy Managed European/Pacific Fund
190	Ivy Managed International Opportunities Fund
201	Ivy Mortgage Securities Fund
226	Ivy Pacific Opportunities Fund
246	Ivy Real Estate Securities Fund
260	Ivy Small Cap Value Fund
275	Ivy Value Fund
289	Notes to Financial Statements
328	Renewal of Investment Management Agreement
333	Proxy Voting Information
334	Quarterly Portfolio Schedule Information
335	IRA Disclosure

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus and current performance information.

President's Letter
      September 30, 2007

Dear Shareholder:

It's been a rewarding but volatile six months for equity investors. Stock markets around the globe generally provided attractive returns, with energy stocks outpacing all other sectors. Since the spring it has appeared to us that large company domestic growth stocks have generally come back in favor, boosted by low valuations and solid overseas growth for U.S.-based multinational companies. Also, quality now seems to be a more important equity attribute than we have seen in several years.

For the bond market, it's also been a bumpy road. Corporate and mortgage bond prices faced greater volatility as a subprime lending crisis of global dimensions unfolded. The U.S. dollar weakened against most foreign currencies, making dollar-denominated bonds less attractive. High yield investors, meanwhile, demanded greater income to help offset concern about bond defaults and the potential for a U.S. recession. After months of expressing anxiety about lingering consumer inflation, the Federal Reserve changed policy in September and reduced its short-term interest rate target by 50 basis points (0.50 percent) to 4.75 percent. More cuts may follow.

Enclosed is our report on your Ivy Fund's operations for the six months ended September 30, 2007. The S&P 500 Index advanced 8.44 percent over the period while the Lehman Brothers Aggregate Bond Index rose 2.31 percent.

U.S. growth slows

Dragged down by the worst housing market in a generation, the U.S. economy's four-year-old expansion is slowing. However, growth still appears robust for most of Asia. North America was fortunate to have a relatively mild hurricane season, and this may have been a factor in helping to keep a lid on gasoline prices. This year the biggest financial storm was found not in nature, but in the commercial paper and mortgage markets. Liquidity dried up for both business and consumer borrowers with less than perfect credit. Consequently, the financial and consumer discretionary sectors of the S&P 500 have been hard hit over the past six months, with each falling while most other sectors rose.

The economic news is mixed, as you can see in the Economic Snapshot chart below. Overall inflation is the same as it was six months ago. Unemployment is slightly higher than six months ago but is still relatively low. However, the cost of financing a home is slightly higher. Overall GDP growth is solid, while oil prices are substantially higher.

Economic Snapshot
	9-30-2007	3-31-2007

U.S. unemployment rate	4.70%	4.40%
Inflation (U.S. Consumer Price Index)	2.80%	2.80%
U.S. GDP	3.90%	1.50%
30-year fixed mortgage rate	6.28%	6.13%
Oil price per barrel	$81.66	$65.87

Source: Bloomberg, U.S. Department of Labor

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

Stock valuations for companies in the S&P 500 appear reasonable to us. As we look forward, even though past performance does not guarantee future results, presidential election years typically have been positive for investors. However, we recommend a prudent level of caution in 2008, as we believe that the range of possibilities for investors is as wide as the current field of presidential candidates. As always, we believe that maintaining a well-rounded portfolio is an essential element for securing your long-term financial future. In both politics and investing, it may be wise to remember that nothing - good or bad - can ever be assured.

Our commitment

At the Ivy Funds, we consistently focus on offering you strategies that emphasize participation in positive markets, as well as a very strong effort to manage risk. We will strive to earn your continued confidence for many years to come.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of Ivy Funds, and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2007.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the tables. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the tables, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ivy Balanced Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 3-31-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,117.10	1.40%	$7.41
Class B	1,000	1,111.60	2.32	12.25
Class C	1,000	1,112.70	2.12	11.20
Class E**	1,000	1,116.30	1.19	6.24
Class I**	1,000	1,116.70	1.06	5.61
Class Y	1,000	1,117.70	1.29	6.88
Based on 5% Return (2)
Class A	$1,000	$1,018.06	1.40%	$7.06
Class B	1,000	1,013.45	2.32	11.68
Class C	1,000	1,014.46	2.12	10.68
Class E**	1,000	1,019.10	1.19	6.06
Class I**	1,000	1,019.75	1.06	5.35
Class Y	1,000	1,018.60	1.29	6.56

Ivy Bond Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 3-31-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,001.50	1.21%	$6.10
Class B	1,000	995.70	2.36	11.77
Class C	1,000	997.30	2.02	10.09
Class E**	1,000	1,000.30	1.33	6.60
Class I**	1,000	1,003.20	0.95	4.71
Class Y	1,000	1,000.80	1.38	6.90
Based on 5% Return (2)
Class A	$1,000	$1,019.01	1.21%	$6.16
Class B	1,000	1,013.23	2.36	11.88
Class C	1,000	1,014.95	2.02	10.18
Class E**	1,000	1,018.40	1.33	6.76
Class I**	1,000	1,020.32	0.95	4.85
Class Y	1,000	1,018.16	1.38	6.96

Ivy Cundill Global Value Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 3-31-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$948.40	1.55%	$7.60
Class B	1,000	943.50	2.43	11.86
Class C	1,000	945.20	2.20	10.70
Class E**	1,000	949.50	2.05	9.94
Class I**	1,000	958.20	1.20	5.78
Class Y	1,000	949.80	1.20	5.85
Advisor Class***	1,000	950.30	1.04	5.07
Class II***	1,000	950.50	1.11	5.46
Based on 5% Return (2)
Class A	$1,000	$1,017.28	1.55%	$7.87
Class B	1,000	1,012.88	2.43	12.28
Class C	1,000	1,014.05	2.20	11.08
Class E**	1,000	1,014.79	2.05	10.38
Class I**	1,000	1,019.07	1.20	6.06
Class Y	1,000	1,019.06	1.20	6.06
Advisor Class***	1,000	1,019.84	1.04	5.25
Class II***	1,000	1,019.52	1.11	5.65

Ivy Dividend Income Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 3-31-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,131.40	1.37%	$7.35
Class B	1,000	1,125.70	2.34	12.44
Class C	1,000	1,127.70	2.15	11.49
Class E**	1,000	1,125.30	2.17	11.48
Class I**	1,000	1,129.40	1.01	5.32
Class Y	1,000	1,132.50	1.25	6.72
Based on 5% Return (2)
Class A	$1,000	$1,018.22	1.37%	$6.96
Class B	1,000	1,013.34	2.34	11.78
Class C	1,000	1,014.31	2.15	10.88
Class E**	1,000	1,014.19	2.17	10.98
Class I**	1,000	1,020.02	1.01	5.15
Class Y	1,000	1,018.82	1.25	6.36

Ivy European Opportunities Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 3-31-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,081.80	1.57%	$8.22
Class B	1,000	1,077.70	2.34	12.15
Class C	1,000	1,078.20	2.24	11.74
Class E**	1,000	1,080.10	1.30	6.76
Class I**	1,000	1,082.50	1.17	6.04
Class Y	1,000	1,083.00	1.41	7.39
Advisor Class***	1,000	1,084.00	1.15	6.04
Based on 5% Return (2)
Class A	$1,000	$1,017.20	1.57%	$7.97
Class B	1,000	1,013.35	2.34	11.78
Class C	1,000	1,013.82	2.24	11.38
Class E**	1,000	1,018.54	1.30	6.56
Class I**	1,000	1,019.21	1.17	5.96
Class Y	1,000	1,017.98	1.41	7.16
Advisor Class***	1,000	1,019.29	1.15	5.86

Ivy Global Natural Resources Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 3-31-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,270.30	1.29%	$7.38
Class B	1,000	1,265.30	2.08	11.78
Class C	1,000	1,265.80	1.99	11.33
Class E**	1,000	1,254.40	2.28	12.74
Class I**	1,000	1,263.40	1.03	5.77
Class R	1,000	1,268.50	1.57	8.96
Class Y	1,000	1,270.70	1.20	6.81
Advisor Class***	1,000	1,272.20	0.96	5.45
Based on 5% Return (2)
Class A	$1,000	$1,018.61	1.29%	$6.56
Class B	1,000	1,014.63	2.08	10.48
Class C	1,000	1,015.07	1.99	10.08
Class E**	1,000	1,013.64	2.28	11.48
Class I**	1,000	1,019.93	1.03	5.15
Class R	1,000	1,017.22	1.57	7.97
Class Y	1,000	1,019.07	1.20	6.06
Advisor Class***	1,000	1,020.25	0.96	4.85

Ivy International Balanced Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 3-31-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,065.30	1.31%	$6.82
Class B	1,000	1,059.40	2.29	11.84
Class C	1,000	1,061.10	2.05	10.61
Class E**	1,000	1,060.30	2.03	10.40
Class I**	1,000	1,064.90	0.99	5.06
Class Y	1,000	1,065.50	1.28	6.61
Based on 5% Return (2)
Class A	$1,000	$1,018.50	1.31%	$6.66
Class B	1,000	1,013.58	2.29	11.58
Class C	1,000	1,014.79	2.05	10.38
Class E**	1,000	1,014.89	2.03	10.28
Class I**	1,000	1,020.13	0.99	4.95
Class Y	1,000	1,018.67	1.28	6.46

Ivy International Core Equity Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 3-31-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,136.10	1.54%	$8.22
Class B	1,000	1,131.80	2.35	12.58
Class C	1,000	1,132.50	2.21	11.84
Class E**	1,000	1,133.30	2.33	12.27
Class I**	1,000	1,138.30	1.16	6.09
Class Y	1,000	1,136.60	1.41	7.58
Advisor Class***	1,000	1,134.00	1.82	9.71
Based on 5% Return (2)
Class A	$1,000	$1,017.36	1.54%	$7.77
Class B	1,000	1,013.30	2.35	11.88
Class C	1,000	1,013.99	2.21	11.18
Class E**	1,000	1,013.40	2.33	11.78
Class I**	1,000	1,019.27	1.16	5.86
Class Y	1,000	1,017.98	1.41	7.16
Advisor Class***	1,000	1,015.93	1.82	9.17

Ivy International Growth Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 3-31-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,156.40	1.45%	$7.87
Class B	1,000	1,150.70	2.49	13.44
Class C	1,000	1,150.80	2.47	13.33
Class E**	1,000	1,159.20	1.30	6.91
Class I**	1,000	1,170.10	1.18	6.29
Class Y	1,000	1,156.40	1.46	7.87
Advisor Class***	1,000	1,138.40	4.57	24.48
Class II***	1,000	1,157.00	1.20	6.47
Based on 5% Return (2)
Class A	$1,000	$1,017.82	1.45%	$7.37
Class B	1,000	1,012.61	2.49	12.58
Class C	1,000	1,012.68	2.47	12.48
Class E**	1,000	1,018.57	1.30	6.56
Class I**	1,000	1,019.17	1.18	5.96
Class Y	1,000	1,017.74	1.46	7.36
Advisor Class***	1,000	1,002.15	4.57	22.92
Class II***	1,000	1,019.06	1.20	6.06

Ivy Managed European/Pacific Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 4-2-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,191.00	1.27%	$6.90
Class B	1,000	1,188.00	2.06	11.16
Class C	1,000	1,188.00	2.03	11.05
Class E**	1,000	1,192.00	1.20	6.58
Class I**	1,000	1,194.00	0.94	5.16
Class Y	1,000	1,192.00	1.19	6.47
Based on 5% Return (2)
Class A	$1,000	$1,018.72	1.27%	$6.46
Class B	1,000	1,014.76	2.06	10.38
Class C	1,000	1,014.88	2.03	10.28
Class E**	1,000	1,019.05	1.20	6.06
Class I**	1,000	1,020.34	0.94	4.75
Class Y	1,000	1,019.10	1.19	6.06

Ivy Managed International Opportunities Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 4-2-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,125.00	0.89%	$4.68
Class B	1,000	1,122.00	1.69	8.91
Class C	1,000	1,122.00	1.63	8.59
Class E**	1,000	1,126.00	0.85	4.46
Class I**	1,000	1,127.00	0.29	3.08
Class Y	1,000	1,126.00	0.85	4.46
Based on 5% Return (2)
Class A	$1,000	$1,020.63	0.89%	$4.45
Class B	1,000	1,016.62	1.69	8.57
Class C	1,000	1,016.88	1.63	8.27
Class E**	1,000	1,020.83	0.85	4.24
Class I**	1,000	1,047.59	0.29	3.07
Class Y	1,000	1,020.79	0.85	4.34

Ivy Mortgage Securities Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 3-31-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,005.00	1.14%	$5.71
Class B	1,000	1,000.10	2.12	10.70
Class C	1,000	1,001.10	1.92	9.61
Class E**	1,000	1,003.70	1.29	6.41
Class I**	1,000	1,010.00	0.79	3.92
Class Y	1,000	1,005.70	1.01	5.11
Based on 5% Return (2)
Class A	$1,000	$1,019.37	1.14%	$5.76
Class B	1,000	1,014.42	2.12	10.78
Class C	1,000	1,015.43	1.92	9.67
Class E**	1,000	1,018.58	1.29	6.56
Class I**	1,000	1,021.11	0.79	4.04
Class Y	1,000	1,020.02	1.01	5.15

Ivy Pacific Opportunities Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 3-31-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,370.80	1.77%	$10.55
Class B	1,000	1,364.10	2.77	16.43
Class C	1,000	1,365.60	2.51	14.90
Class E**	1,000	1,375.00	1.45	8.55
Class I**	1,000	1,377.70	1.34	7.85
Class Y	1,000	1,372.30	1.56	9.25
Advisor Class***	1,000	1,374.20	1.24	7.36
Based on 5% Return (2)
Class A	$1,000	$1,016.21	1.77%	$8.97
Class B	1,000	1,011.18	2.77	13.98
Class C	1,000	1,012.47	2.51	12.68
Class E**	1,000	1,017.81	1.45	7.37
Class I**	1,000	1,018.37	1.34	6.76
Class Y	1,000	1,017.23	1.56	7.87
Advisor Class***	1,000	1,018.84	1.24	6.26

Ivy Real Estate Securities Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 3-31-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$927.70	1.63%	$7.90
Class B	1,000	922.80	2.63	12.69
Class C	1,000	923.50	2.44	11.73
Class E**	1,000	916.60	2.56	12.17
Class I**	1,000	924.50	1.16	5.48
Class R	1,000	927.20	1.68	8.09
Class Y	1,000	928.80	1.38	6.65
Based on 5% Return (2)
Class A	$1,000	$1,016.88	1.63%	$8.27
Class B	1,000	1,011.86	2.63	13.28
Class C	1,000	1,012.84	2.44	12.28
Class E**	1,000	1,012.25	2.26	12.88
Class I**	1,000	1,019.26	1.16	5.86
Class R	1,000	1,016.66	1.68	8.47
Class Y	1,000	1,018.16	1.38	6.96

Ivy Small Cap Value Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 3-31-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$984.60	1.73%	$8.63
Class B	1,000	979.30	2.82	14.05
Class C	1,000	980.90	2.52	12.58
Class E**	1,000	986.40	1.27	6.26
Class I**	1,000	991.50	1.18	5.87
Class Y	1,000	986.00	1.38	6.85
Based on 5% Return (2)
Class A	$1,000	$1,016.38	1.73%	$8.77
Class B	1,000	1,010.91	2.82	14.28
Class C	1,000	1,012.42	2.52	12.78
Class E**	1,000	1,018.72	1.27	6.46
Class I**	1,000	1,019.14	1.18	5.96
Class Y	1,000	1,018.14	1.38	6.96

Ivy Value Fund Expenses
For the Six Months Ended September 30, 2007	Beginning Account Value 3-31-07	Ending Account Value 9-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,046.20	1.48%	$7.57
Class B	1,000	1,040.90	2.44	12.45
Class C	1,000	1,041.80	2.34	11.94
Class E**	1,000	1,044.90	1.18	5.93
Class I**	1,000	1,045.30	1.08	5.42
Class Y	1,000	1,047.60	1.30	6.65
Based on 5% Return (2)
Class A	$1,000	$1,017.63	1.48%	$7.47
Class B	1,000	1,012.86	2.44	12.28
Class C	1,000	1,013.33	2.34	11.78
Class E**	1,000	1,019.17	1.18	5.96
Class I**	1,000	1,019.67	1.08	5.45
Class Y	1,000	1,018.54	1.30	6.56

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the tables), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2007, and divided by 365.

**Actual inception date of Class E and Class I shares for each Fund is 4-2-07 (the date on which shares were first acquired by shareholders). The calculations are based on 181 days in the period ended September 30, 2007

***Class closed to investment.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF IVY BALANCED FUND
Portfolio Highlights

On September 30, 2007, Ivy Balanced Fund had net assets totaling $100,632,195 invested in a diversified portfolio of:

67.69%	Domestic Common Stocks
14.49%	United States Government and Government Agency Obligations
8.21%	Cash and Cash Equivalents
4.80%	Foreign Common Stocks
3.85%	Domestic Corporate Debt Securities
0.57%	Other Government Securities
0.39%	Foreign Corporate Debt Securities

Asset Allocation

As a shareholder of the Fund, for every $100 you had invested on September 30, 2007, your Fund owned:

Stocks	$72.49
Technology Stocks	$15.27
Health Care Stocks	$10.51
Financial Services Stocks	$9.32
Energy Stocks	$8.02
Consumer Nondurables Stocks	$7.69
Miscellaneous Stocks	$5.26
Consumer Services Stocks	$3.94
Capital Goods Stocks	$3.49
Multi-Industry Stocks	$3.30
Utilities Stocks	$3.08
Raw Materials Stocks	$2.61
Bonds	$19.30
United States Government and Government Agency Obligations	$14.49
Corporate Debt Securities	$4.24
Other Government Securities	$0.57
Cash and Cash Equivalents	$8.21

The Investments of Ivy Balanced Fund
September 30, 2007 (Unaudited)
COMMON STOCKS	Shares	Value

Air Transportation - 0.81%
Southwest Airlines Co.	55,300	$818,440

Aircraft - 1.73%
Boeing Company (The)	16,600	1,742,834

Banks - 2.32%
Bank of America Corporation	16,600	834,482
Northern Trust Corporation	22,600	1,498,267
		2,332,749
Beverages - 4.48%
Anheuser-Busch Companies, Inc.	15,000	749,850
Brown-Forman Corporation, Class B	12,400	928,884
Coca-Cola Company (The)	18,700	1,074,689
PepsiCo, Inc.	24,000	1,758,240
		4,511,663
Business Equipment and Services - 0.98%
Pitney Bowes Inc.	21,800	990,156

Chemicals - Petroleum and Inorganic - 1.16%
E.I. du Pont de Nemours and Company	23,600	1,169,616

Chemicals - Specialty - 1.45%
Air Products and Chemicals, Inc.	14,900	1,456,624

Communications Equipment - 5.62%
Cisco Systems, Inc.	69,800	2,312,125
Nokia Corporation, Series A, ADR	56,200	2,131,666
QUALCOMM Incorporated	28,600	1,208,350
		5,652,141
Computers - Micro - 1.65%
Apple Inc.*	10,800	1,657,638

Computers - Peripherals - 1.16%
Microsoft Corporation	39,758	1,171,469

Defense - 2.53%
General Dynamics Corporation	30,200	2,550,994

Electrical Equipment - 1.19%
Emerson Electric Co.	22,400	1,192,128

Electronic Components - 2.58%
Microchip Technology Incorporated	34,700	1,259,610
Texas Instruments Incorporated	36,500	1,335,535
		2,595,145
Finance Companies - 1.05%
American Express Company	17,800	1,056,786

Food and Related - 1.35%
Wm. Wrigley Jr. Company	21,100	1,355,253

Health Care - Drugs - 5.25%
Abbott Laboratories	27,700	1,485,274
Allergan, Inc.	22,200	1,431,234
Genentech, Inc.*	13,700	1,068,874
Gilead Sciences, Inc.*	31,800	1,299,189
		5,284,571
Health Care - General - 4.04%
DENTSPLY International Inc.	35,000	1,457,925
Johnson & Johnson	26,200	1,721,340
Zimmer Holdings, Inc.*	10,900	882,791
		4,062,056
Hospital Supply and Management - 1.22%
Medtronic, Inc.	21,800	1,229,738

Hotels and Gaming - 1.56%
Las Vegas Sands, Inc.*	11,800	1,574,356

Household - General Products - 1.86%
Colgate-Palmolive Company	26,300	1,875,716

Insurance - Life - 1.30%
Aflac Incorporated	23,000	1,311,920

Insurance - Property and Casualty - 1.18%
Berkshire Hathaway Inc., Class B*	300	1,185,600

Motion Pictures - 1.39%
News Corporation Limited, Class A	63,400	1,394,166

Multiple Industry - 3.30%
Altria Group, Inc.	9,800	681,394
General Electric Company	63,680	2,636,352
		3,317,746
Non-Residential Construction - 2.30%
Fluor Corporation	16,100	2,318,078

Petroleum - International - 5.55%
BP p.l.c., ADR	19,000	1,317,650
Chevron Corporation	13,500	1,263,330
Exxon Mobil Corporation	32,400	2,998,944
		5,579,924
Petroleum - Services - 2.47%
Schlumberger Limited	23,700	2,488,500

Publishing - 0.99%
Meredith Corporation	17,400	997,020

Retail - General Merchandise - 0.95%
Wal-Mart Stores, Inc.	21,900	955,935

Retail - Specialty Stores - 0.68%
Best Buy Co., Inc.	14,800	681,096

Security and Commodity Brokers - 3.47%
CME Group Inc.	1,500	881,025
J.P. Morgan Chase & Co.	26,800	1,227,976
UBS AG	26,000	1,384,500
		3,493,501
Timesharing and Software - 1.08%
Paychex, Inc.	26,400	1,082,796

Trucking and Shipping - 0.76%
Expeditors International of Washington, Inc.	16,100	761,047

Utilities - Electric - 1.48%
Exelon Corporation	19,700	1,484,592

Utilities - Telephone - 1.60%
AT&T Inc.	38,100	1,612,011

TOTAL COMMON STOCKS - 72.49%		$72,944,005

(Cost: $48,897,910)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.26%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	$250	265,169

Beverages - 0.35%
Diageo Capital plc,
3.5%, 11-19-07	350	349,082

Finance Companies - 1.96%
American International Group,
3.85%, 11-26-07 (A)	500	498,721
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	7	65
8.0%, 3-31-11 (A)	165	41,364
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	337	337,840
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	750	754,293
Unilever Capital Corporation,
5.9%, 11-15-32	350	342,045
		1,974,328
Food and Related - 1.19%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	700	777,771
Cargill, Inc.,
6.375%, 6-1-12 (B)	400	415,846
		1,193,617
Insurance - Life - 0.48%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	482,726

TOTAL CORPORATE DEBT SECURITIES - 4.24%		$4,264,922

(Cost: $4,221,278)

OTHER GOVERNMENT SECURITIES - 0.57%

Canada
Hydro-Quebec,
8.0%, 2-1-13	500	$573,523
(Cost: $564,391)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 4.43%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	414	412,622
6.0%, 9-1-17	361	366,694
5.0%, 1-1-18	403	396,381
5.5%, 4-1-18	314	313,875
6.5%, 10-1-28	139	142,568
6.5%, 2-1-29	28	28,722
7.0%, 5-1-31	28	29,160
7.5%, 5-1-31	48	50,396
7.0%, 7-1-31	41	42,896
7.0%, 9-1-31	59	61,735
7.0%, 9-1-31	44	45,507
7.0%, 11-1-31	143	149,180
6.5%, 2-1-32	156	161,115
7.0%, 2-1-32	151	157,612
7.0%, 2-1-32	88	92,655
6.5%, 3-1-32	48	49,527
7.0%, 3-1-32	93	97,255
7.0%, 6-1-32	30	31,906
7.0%, 7-1-32	170	177,469
6.5%, 8-1-32	74	75,888
6.0%, 9-1-32	599	602,648
6.5%, 9-1-32	143	147,240
5.5%, 5-1-33	287	282,090
5.5%, 5-1-33	168	165,367
5.5%, 5-1-33	115	112,846
5.5%, 6-1-33	270	264,776
		4,458,130
Treasury Obligations - 10.06%
United States Treasury Bond,
7.5%, 11-15-16	500	607,695
United States Treasury Notes:
3.0%, 2-15-08	900	896,485
4.0%, 3-15-10	800	800,250
4.25%, 10-15-10	2,000	2,011,406
3.875%, 2-15-13	1,250	1,228,711
3.625%, 5-15-13	750	726,562
4.25%, 8-15-13	900	898,594
4.25%, 8-15-15	3,000	2,955,936
		10,125,639

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 14.49%		$14,583,769

(Cost: $14,642,928)

SHORT-TERM SECURITIES

Household - General Products - 2.98%
Fortune Brands Inc.,
5.55%, 10-1-07	3,000	3,000,000

Finance Companies - 2.55%
Toyota Motor Credit Corporation,
4.78%, 11-16-07	2,584	2,568,218

Forest and Paper Products - 1.02%
Sonoco Products Co.,
5.6%, 10-1-07	1,028	1,028,000

Retail - General Merchadise - 1.49%
Target Corporation,
5.0%, 10-19-07	1,500	1,496,250

TOTAL SHORT-TERM SECURITIES - 8.04%		$8,092,468

(Cost: $8,092,468)

TOTAL INVESTMENT SECURITIES - 99.83%		$100,458,687

(Cost: $76,418,975)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.17%		173,508

NET ASSETS - 100.00%		$100,632,195

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2007, the total value of these securities amounted to $1,294,443, or 1.29% of net assets.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2007, the total value of this security amounted to 0.41% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY BALANCED FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $76,419) (Notes 1 and 3)	$100,459
Cash	4
Receivables:
Dividends and interest	265
Fund shares sold	89
Prepaid and other assets	30

Total assets	100,847

LIABILITIES
Payable to Fund shareholders	66
Accrued management fee (Note 2)	57
Accrued service fee (Note 2)	39
Accrued shareholder servicing (Note 2)	21
Accrued accounting services fee (Note 2)	4
Accrued distribution fee (Note 2)	4
Other	24

Total liabilities	215

Total net assets	$100,632

NET ASSETS
Capital paid in (shares authorized - unlimited)	$74,391
Accumulated undistributed income :
Accumulated undistributed net investment income	115
Accumulated undistributed net realized gain on investment transactions	2,086
Net unrealized appreciation in value of investments	24,040

Net assets applicable to outstanding units of capital	$100,632

Net asset value per share (net assets divided by shares outstanding):
Class A	$17.98
Class B	$17.93
Class C	$17.94
Class E	$17.99
Class I	$17.98
Class Y	$17.98
Capital shares outstanding:
Class A	3,633
Class B	160
Class C	192
Class E	6
Class I	6
Class Y	1,602

See Notes to Financial Statements.

Statement of Operations
      IVY BALANCED FUND
      For the Six Months Ended September 30, 2007
      (In Thousands)                                                                                                               (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$650
Dividends (net of foreign withholding taxes of $12)	625

Total income	1,275

Expenses (Note 2):
Investment management fee	340
Service fee:
Class A	75
Class B	3
Class C	4
Class Y	36
Shareholder servicing:
Class A	76
Class B	6
Class C	3
Class E	––	*
Class I	––	*
Class Y	22
Accounting services fee	25
Distribution fee:
Class A	3
Class B	10
Class C	12
Class E	––	*
Audit fees	14
Custodian fees	3
Legal fees	1
Other	54

Total expenses	687

Net investment income	588

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	1,435
Unrealized appreciation in value of investments during the period	8,633

Net gain on investments	10,068

Net increase in net assets resulting from operations	$10,656

*Not shown due to rounding

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY BALANCED FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2007	2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$588	$987
Realized net gain on investments	1,435	3,925
Unrealized appreciation	8,633	1,967

Net increase in net assets resulting from operations	10,656	6,879

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(326)	(661)
Class B	(1)	(3)
Class C	(5)	(11)
Class E	(1)	NA
Class I	(1)	NA
Class Y	(165)	(411)
Realized gains on investment transactions:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(––)

	(499)	(1,086)

Capital share transactions (Note 5)	(2,865)	(11,344)

Total increase (decrease)	7,292	(5,551)
NET ASSETS
Beginning of period	93,340	98,891

End of period	$100,632	$93,340

Undistributed net investment income	$115	$26

(1)See "Financial Highlights" on pages 25 - 30.

See Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                     (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended September 30,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$16.18	$15.22	$14.00	$13.35	$12.18	$10.54	$11.45

Income (loss) from investment operations:
Net investment income	0.11	0.16	0.15	0.14	0.05	0.16	0.23
Net realized and unrealized gain (loss) on investments	1.78	0.98	1.21	0.65	1.16	1.64	(0.89)

Total from investment operations	1.89	1.14	1.36	0.79	1.21	1.80	(0.66)

Less distributions from:
Net investment income	(0.09)	(0.18)	(0.14)	(0.14)	(0.04)	(0.16)	(0.25)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.09)	(0.18)	(0.14)	(0.14)	(0.04)	(0.16)	(0.25)

Net asset value, end of period	$17.98	$16.18	$15.22	$14.00	$13.35	$12.18	$10.54

Total return (1)	11.71%	7.53%	9.71%	5.90%	10.06%	17.17	%(2)	-5.91%
Net assets, end of period (in millions)	$65	$59	$57	$54	$52	$38	$37
Ratio of expenses to average net assets including voluntary expense waiver	1.40	%(3)	1.39%	1.42%	1.53%	1.52	%(3)(4)	1.29%	1.22%
Ratio of net investment income to average net assets including voluntary expense waiver	1.22	%(3)	1.03%	1.00%	1.02%	0.86	%(3)(4)	1.41%	1.84%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.40	%(3)(5)	1.39	%(5)	1.42	%(5)	1.53	%(5)	1.57	%(3)(4)	1.62%	1.52%
Ratio of net investment income to average net assets excluding voluntary expense waiver	1.22	%(3)(5)	1.03	%(5)	1.00	%(5)	1.02	%(5)	0.81	%(3)(4)	1.08%	1.54%
Portfolio turnover rate	4%	23%	49%	37%	29%	110%	129%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for Class A, for the year ended September 30, 2003, would have been 17.26%.
(3)Annualized.
(4)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of the merger. Actual expenses that applied to Class A shareholders were lower than shown above.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-8-03(1) to
	9-30-07		2007	2006	2005	3-31-04

Net asset value, beginning of period	$16.14		$15.18	$13.98	$13.33	$12.96

Income from investment operations:
Net investment income	0.03		0.01	0.00	0.01	0.01
Net realized and unrealized gain on investments	1.77		0.98	1.21	0.64	0.39

Total from investment operations	1.80		0.99	1.21	0.65	0.40

Less distributions from:
Net investment income	(0.01)		(0.03)	(0.01)	(0.00)*	(0.03)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.01)		(0.03)	(0.01)	(0.00)*	(0.03)

Net asset value, end of period	$17.93		$16.14	$15.18	$13.98	$13.33

Total return	11.16%		6.49%	8.62%	4.90%	3.05%
Net assets, end of period (in thousands)	$2,859		$2,506	$1,995	$1,503	$338
Ratio of expenses to average net assets	2.32	%(2)	2.39%	2.41%	2.52%	2.76	%(2)
Ratio of net investment income (loss) to average net assets	0.31	%(2)	0.03%	0.01%	0.06%	-0.42	%(2)
Portfolio turnover rate	4%		23%	49%	37%	29	%(3)

*Not shown due to rounding.

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-8-03(1) to
	9-30-07		2007	2006	2005	3-31-04

Net asset value, beginning of period	$16.15		$15.20	$13.98	$13.34	$12.96

Income from investment operations:
Net investment income	0.04		0.04	0.03	0.03	0.02
Net realized and unrealized gain on investments	1.78		0.97	1.20	0.63	0.39

Total from investment operations	1.82		1.01	1.23	0.66	0.41

Less distributions from:
Net investment income	(0.03)		(0.06)	(0.01)	(0.02)	(0.03)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.03)		(0.06)	(0.01)	(0.02)	(0.03)

Net asset value, end of period	$17.94		$16.15	$15.20	$13.98	$13.34

Total return	11.27%		6.67%	8.80%	4.98%	3.13%
Net assets, end of period (in thousands)	$3,447		$3,018	$1,996	$898	$301
Ratio of expenses to average net assets	2.12	%(2)	2.16%	2.25%	2.38%	2.43	%(2)
Ratio of net investment income (loss) to average net assets	0.51	%(2)	0.27%	0.21%	0.19%	-0.12	%(2)
Portfolio turnover rate	4%		23%	49%	37%	29	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$16.18

Income from investment operations:
Net investment income	0.12	(2)
Net realized and unrealized gain on investments	1.79	(2)

Total from investment operations	1.91

Less distributions from:
Net investment income	(0.10)
Capital gains	(0.00)

Total distributions	(0.10)

Net asset value, end of period	$17.99

Total return (3)	11.63%
Net assets, end of period (in thousands)	$112
Ratio of expenses to average net assets	1.19	%(4)
Ratio of net investment income to average net assets	1.45	%(4)
Portfolio turnover rate	4	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$16.18

Income from investment operations:
Net investment income	0.13	(2)
Net realized and unrealized gain on investments	1.78	(2)

Total from investment operations	1.91

Less distributions from:
Net investment income	(0.11)
Capital gains	(0.00)

Total distributions	(0.11)

Net asset value, end of period	$17.98

Total return	11.67%
Net assets, end of period (in thousands)	$112
Ratio of expenses to average net assets	1.06	%(3)
Ratio of net investment income to average net assets	1.58	%(3)
Portfolio turnover rate	4	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-8-03(1) to
	9-30-07		2007	2006	2005	3-31-04

Net asset value, beginning of period	$16.18		$15.22	$14.00	$13.35	$12.96

Income from investment operations:
Net investment income	0.11		0.18	0.17	0.17	0.04
Net realized and unrealized gain on investments	1.79		0.98	1.21	0.65	0.40

Total from investment operations	1.90		1.16	1.38	0.82	0.44

Less distributions from:
Net investment income	(0.10)		(0.20)	(0.16)	(0.17)	(0.05)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.10)		(0.20)	(0.16)	(0.17)	(0.05)

Net asset value, end of period	$17.98		$16.18	$15.22	$14.00	$13.35

Total return	11.77%		7.67%	9.89%	6.16%	3.43%
Net assets, end of period (in millions)	$29		$28	$38	$44	$53
Ratio of expenses to average net assets	1.29	%(2)	1.26%	1.26%	1.30%	1.36	%(2)
Ratio of net investment income to average net assets	1.34	%(2)	1.16%	1.15%	1.25%	0.97	%(2)
Portfolio turnover rate	4%		23%	49%	37%	29	% (3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY BOND FUND

Portfolio Highlights

On September 30, 2007, Ivy Bond Fund had net assets totaling $86,979,230 invested in a diversified portfolio of:

94.06%	Bonds
5.41%	Cash and Cash Equivalents
0.53%	Preferred Stocks

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2007, your Fund owned:

Corporate Bonds	$64.35
United States Government Agency Mortgage-Backed Obligations	$16.41
United States Government Treasury Obligations	$12.06
Cash and Cash Equivalents	$5.41
United States Government Agency Obligations	$1.24
Preferred Stocks	$0.53

Quality Weightings

On September 30, 2007, the breakdown of bonds (by ratings) held by the Fund was as follows:

AAA	47.53%
AA	4.99%
A	8.04%
BBB	23.07%
BB	8.95%
Below B	0.43%
Non-rated	1.05%
Cash and Cash Equivalents and Equities	5.94%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's, Moody's or management's internal ratings, where no other ratings are available.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Investments of Ivy Bond Fund
September 30, 2007 (Unaudited)
PREFERRED STOCKS	Shares	Value

Real Estate Investment Trust
PS Business Parks, Inc., 7.0% Cumulative	10,500	$236,250
Public Storage, Inc., 6.25% Cumulative	10,500	226,485

TOTAL PREFERRED STOCKS - 0.53%		$462,735

(Cost: $520,050)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aluminum - 0.22%
Steelcase Inc.,
6.5%, 8-15-11	$185	191,780

Asset-Backed Securities - 3.45%
ABFS Mortgage Loan Trust 2002-4,
7.42%, 12-15-33 (A)	120	114,876
Associates Manufactured Housing Contract Pass-Through Certificates,
7.725%, 6-15-28	129	130,412
C-Bass 2006-CB2 Trust,
5.86%, 12-25-36	530	524,562
C-Bass 2006-MH1 Trust:
6.24%, 10-25-36 (A) (B)	105	106,347
6.25%, 10-25-36 (A) (B)	170	172,065
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (A)	370	357,465
Citibank Credit Card Issuance Trust, Class 2005-C1,
5.5%, 3-24-17	200	189,170
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.2%, 12-15-35 (A) (C)	300	277,781
Green Tree Financial Corporation:
6.4%, 10-15-18	65	66,373
7.35%, 5-15-27	36	37,800
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33 (A)	36	33,668
National Collegiate Trust 1997-S2 (The),
7.24%, 9-20-14	163	160,269
Origen Manufactured Housing Contract:
Trust 2004-A,
5.7%, 1-15-35	100	97,146
Trust 2004-B,
5.73%, 11-15-35	50	48,029
Trust 2005-A:
4.49%, 5-15-18	170	168,970
5.86%, 6-15-36 (A)	120	117,694
Trust 2005-B,
5.605%, 5-15-22	80	80,408
Vanderbilt Mortgage and Finance, Inc.,
6.86875%, 3-7-28 (A)	147	146,575
WFS Financial 2005-2 Owner Trust,
4.39%, 11-19-12	175	174,019
		3,003,629
Banks - 0.23%
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.25%, 8-25-33 (B)	272	200,911

Broadcasting - 0.55%
Cox Communications, Inc.,
7.125%, 10-1-12	450	476,919

Business Equipment and Services - 0.75%
HSBC Finance Corporation,
5.7%, 6-1-11	400	403,222
International Lease Finance Corporation,
5.625%, 9-20-13	250	247,749
		650,971
Chemicals - Specialty - 0.58%
Valspar Corporation (The),
6.05%, 5-1-17	500	500,685

Collateralized Mortgage Obligations - 7.28%
Banc of America:
Alternative Loan Trust 2005-10:
5.66892%, 11-25-35 (A)	280	255,903
5.66892%, 11-25-35 (A)	135	116,834
Alternative Loan Trust 2005-12:
5.80813%, 1-25-36 (A)	300	279,331
5.80813%, 1-25-36 (A)	218	173,757
Alternative Loan Trust 2006-4,
6.2253%, 5-25-46 (A)	323	305,009
Alternative Loan Trust 2006-8,
6.25114%, 11-25-46 (A)	144	111,280
Mortgage 2007-1 Trust:
6.0%, 3-25-37	245	238,569
6.0%, 3-25-37	169	150,423
Mortgage Trust 2004-7,
5.75%, 8-25-34	90	88,882
Banco Hipotecario Nacional,
7.916%, 7-25-09 (C)	7	74
BlackRock Capital Finance,
7.75%, 9-25-26 (B)	106	106,168
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	116	112,246
CitiMortgage Alternative Loan Trust, Series 2007-A7:
6.23737%, 7-25-37	155	98,745
6.25%, 7-25-37	462	445,704
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	43	43,229
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.25%, 4-25-32	191	173,532
5.39485%, 4-25-32 (A)	282	243,589
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (C)	292	278,612
5.25%, 11-25-32 (C)	251	240,658
J.P. Morgan Mortgage Trust:
2005-S2,
5.67065%, 9-25-35 (A)	509	465,887
2006-S3,
6.5%, 8-25-36	395	393,186
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	585	579,982
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	179	174,319
Mellon Residential Funding,
6.75%, 6-26-28	46	46,053
RALI Series 2003-QS10 Trust,
5.75%, 5-25-33	243	234,014
Structured Asset Securities Corporation,
5.63%, 5-25-34 (A)	184	183,550
Wells Fargo Alternative Loan 2007-PA3 Trust,
6.20114%, 7-25-37 (A)	874	792,936
		6,332,472
Computers - Peripherals - 0.34%
Intuit Inc.,
5.75%, 3-15-17	310	295,863

Conduit - 14.97%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2001-1,
6.125%, 4-15-36 (B)	380	371,870
Series 2002-2,
6.2%, 7-11-43 (B)	275	272,864
Banc of America Commercial Mortgage Trust 2007-1,
5.451%, 1-15-49	500	493,597
Bear Stearns Mortgage Funding Trust 2006-SL6,
5.73125%, 1-25-37 (A)	265	58,028
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2:
6.0%, 7-15-31 (B)	500	482,833
6.0%, 7-15-31 (B)	100	98,833
Bear Stearns Commercial Mortgage Securities Trust:
2002-TOP6,
6.0%, 10-15-36 (B)	320	319,632
2004-PWR4,
5.468%, 6-11-41 (A)	1,500	1,499,266
CD 2006-CD2 Mortgage Trust,
5.80516%, 1-15-46 (A)(C)	710	677,831
CD 2007-CD4 Commercial Mortgage Trust,
5.883%, 12-11-49 (C)	480	373,837
CHL Mortgage Pass-Through Trust 2004-J4,
5.25%, 5-25-34	689	577,606
COMM 2006-CNL2:
5.5699%, 2-5-19 (A)(B)	725	679,457
5.5699%, 2-5-19 (A)(B)	95	91,127
Capital One Multi-asset Execution Trust,
5.75%, 7-15-20	295	297,325
Chase Issuance Trust,
6.0425%, 1-15-14	280	268,246
Commercial Mortgage Asset Trust,
6.0%, 11-17-32	225	216,823
DLJ Commercial Mortgage Corp. 1998-CG1,
7.35697%, 6-10-31 (A)(B)	350	372,596
Discover Card Execution Note Trust,
5.65%, 3-16-20	385	384,311
First Horizon Mortgage Pass-Through Trust 2003-8,
5.12611%, 10-25-33 (A)	96	69,041
GE Capital Commercial Mortgage Corp. 2002-2,
6.039%, 8-11-36 (B)	565	568,850
GE Commercial Mortgage Corporation, Series 2007-C1 Trust,
5.543%, 12-10-49 (A)	700	695,592
GS Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2001-LI B,
6.733%, 2-14-16 (B)	225	238,913
Hilton Hotel Pool Trust:
6.165%, 10-3-15 (A)(B)	790	780,229
7.653%, 10-3-15 (B)	430	456,676
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (C)	464	461,121
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.09475%, 11-28-35 (A)(C) (Interest Only)	5,993	134,844
5.88%, 11-28-35 (A)(C)	155	148,805
5.88%, 11-28-35 (A)(C)	105	103,097
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (B)	500	511,768
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (B)	285	260,586
Wachovia Bank Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates:
Series 2006-C26,
6.011%, 6-15-45 (A)	450	464,129
Series 2007- C31,
5.509%, 4-15-47	595	588,985
		13,018,718
Construction Materials - 1.24%
Crane Co.,
6.55%, 11-15-36	540	530,311
USG Corporation,
6.3%, 11-15-16	600	544,532
		1,074,843
Finance Companies - 20.84%
Allied Capital Corporation,
6.625%, 7-15-11	685	700,125
American Capital Strategies, Ltd.,
6.85%, 8-1-12	435	446,559
Asset Securitization Corporation:
1.6136%, 10-13-26 (Interest Only) (A)(B)	951	39,251
7.66418%, 2-14-43 (A)	170	185,089
CSAB Mortgage-Backed Trust 2006-2,
6.08%, 9-25-36 (A)	650	637,329
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (A)(B)	500	480,192
CWHEQ Home Equity Loan Trust:
Series 2006-S6,
5.962%, 3-25-34	210	199,786
Series 2007-S2,
5.934%, 5-25-37	580	567,881
Caithness Coso Funding Corp.,
5.489%, 6-15-19 (C)	218	218,824
Capmark Financial Group Inc.:
6.3%, 5-10-17 (B)	200	174,060
5.875%, 5-10-12 (B)	540	491,791
Capital Auto Receivables Asset Trust:
2006-1,
7.16%, 1-15-13 (B)	245	250,179
2007-1,
6.57%, 9-16-13 (B)	525	500,652
2007-2,
8.3%, 2-15-14 (B)	275	293,517
2007-3,
8.0%, 3-17-14 (B)	480	481,950
CarMax Auto Owner Trust 2007-3,
7.58%, 3-17-14	380	382,474
Cendant Mortgage Corporation and Bishop's Gate Residential Mortgage Trust,
6.25%, 6-25-32	124	115,598
Colonial Bank, N.A.,
6.375%, 12-1-15	500	493,936
ERAC USA Finance Company,
5.9%, 11-15-15 (B)	265	261,036
FirstEnergy Generation Corp.,
6.85%, 6-1-34 (B)	295	300,900
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(C)	415	404,749
Ford Credit Auto Owner Trust:
2006-B,
7.12%, 2-15-13 (B)	140	136,021
2006-C,
6.89%, 5-15-13	200	199,831
2007-A,
7.05%, 12-15-13 (B)	175	167,947
Fund American Companies, Inc.,
5.875%, 5-15-13	560	551,974
GMAC LLC,
6.625%, 5-15-12	320	298,594
GMACM Home Equity Loan Trust:
2006-HE3,
6.088%, 10-25-36 (A)	485	455,291
2007-HE1,
5.952%, 8-25-37 (A)	570	559,767
Goldman Sachs Capital I,
6.345%, 2-15-34	610	568,377
Hometown Commercial Trust 2007-1, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 4-11-17 (C)	473	464,067
J.P. Morgan Alternative Loan Trust 2006-A7,
5.75%, 12-25-36 (A)	645	624,389
J.P. Morgan Chase Commerical Mortgage Securities Trust 2007-LDP11,
6.00725%, 6-15-49 (A)	1,500	1,526,297
J.P. Morgan Mortgage Acquisition Trust:
2006-CW2,
6.337%, 8-25-36 (A)	590	587,127
2006-WF1,
6.41%, 7-25-36 (A)	1,095	1,091,783
JPMorgan Chase Capital XVIII,
6.95%, 8-17-36	425	417,835
Lazard Group LLC,
6.85%, 6-15-17 (C)	750	737,947
Lehman Brothers Holdings Inc.,
6.0%, 7-19-12	300	304,650
Morgan Stanley Capital I, Inc., Commercial Mortgage Pass-Through Certificates, Series 1998-XL2,
6.4352%, 10-3-34 (A)	500	499,731
PNC Funding Corp,
5.625%, 2-1-17	370	361,621
RASC Series 2003-KS10 Trust,
6.41%, 12-25-33	101	84,302
Selkirk Cogen Funding Corporation,
8.65%, 12-26-07	27	27,618
Symetra Financial Corporation,
6.125%, 4-1-16 (B)	400	399,867
TimberStar Trust I,
6.2082%, 10-15-36 (B)	460	432,382
		18,123,296
Hospital Supply and Management - 0.55%
Laboratory Corporation of America Holdings:
5.5%, 2-1-13	215	207,853
5.625%, 12-15-15	285	275,802
		483,655
Household - General Products - 0.74%
Estee Lauder Companies Inc. (The),
6.0%, 5-15-37	670	648,352

Insurance - Life - 0.89%
StanCorp Financial Group, Inc.:
6.875%, 10-1-12	450	482,726
6.9%, 5-29-67	300	289,115
		771,841
Insurance - Property and Casualty - 1.27%
Commerce Group, Inc. (The),
5.95%, 12-9-13	305	302,643
Liberty Mutual Holding Company Inc.,
7.8%, 3-15-37 (C)	360	350,394
Willis North America Inc.,
6.2%, 3-28-17	455	451,462
		1,104,499
Multiple Industry - 0.42%
Tyco Electronics Ltd.:
6.55%, 10-1-17 (B)	190	192,345
7.125%, 10-1-37 (B)	165	171,024
		363,369
Petroleum - Domestic - 1.34%
Plains Exploration & Production Company,
7.75%, 6-15-15	750	735,000
Williams Partners L.P. and Williams Partners Finance Corporation,
7.25%, 2-1-17	420	428,400
		1,163,400
Petroleum - International - 0.60%
El Paso Corporation,
7.0%, 6-15-17	515	522,850

Real Estate Investment Trust - 2.87%
Equity One, Inc.:
6.25%, 1-15-17	285	276,127
6.0%, 9-15-17 (B)	185	175,603
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	550	527,670
Highwoods Realty Limited Partnership,
5.85%, 3-15-17	405	383,791
Liberty Property Limited Partnership,
6.625%, 10-1-17	295	294,450
Nationwide Health Properties, Inc.,
6.0%, 5-20-15	440	443,681
Realty Income Corporation,
6.75%, 8-15-19	395	395,631
		2,496,953
Security and Commodity Brokers - 2.90%
Bear Stearns Companies Inc. (The),
5.56%, 2-4-08	600	599,501
Janus Capital Group Inc.,
6.25%, 6-15-12	565	572,787
Jefferies Group, Inc.,
6.25%, 1-15-36	400	358,271
Lehman Brothers Holdings Inc.,
6.5%, 7-19-17	595	602,995
Nuveen Investments, Inc.,
5.5%, 9-15-15	465	392,638
		2,526,192
Utilities - Electric - 1.33%
MidAmerican Energy Holdings Company,
6.125%, 4-1-36	475	461,184
Oncor Electric Delivery Company,
7.0%, 9-1-22	450	458,864
Pennsylvania Electric Company,
5.125%, 4-1-14	250	239,268
		1,159,316
Utilities - Telephone - 0.99%
Qwest Corporation,
6.5%, 6-1-17 (B)	425	416,500
Sprint Capital Corporation,
6.9%, 5-1-19	440	441,671
		858,171

TOTAL CORPORATE DEBT SECURITIES - 64.35%		$55,968,685

(Cost: $57,586,996)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal Amount in Thousands	Value

Agency Obligations - 1.24%
Federal National Mortgage Association:
4.25%, 5-15-09	$500	$498,492
5.125%, 1-2-14	575	580,583
		1,079,075
Mortgage-Backed Obligations - 16.41%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.5%, 2-15-30	114	108,784
6.5%, 9-1-32	209	215,185
6.0%, 11-1-33	448	450,338
5.5%, 5-1-34	175	171,816
5.5%, 5-1-34	119	117,402
5.5%, 6-1-34	1,452	1,424,724
5.0%, 9-1-34	40	38,365
5.5%, 9-1-34	146	143,029
5.5%, 10-1-34	329	323,454
5.5%, 7-1-35	416	408,193
5.5%, 7-1-35	208	204,021
5.5%, 10-1-35	550	539,217
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	138	137,541
5.5%, 1-1-17	164	164,415
6.0%, 9-1-17	94	95,340
5.5%, 3-1-18	100	100,462
5.0%, 6-1-18	382	375,560
5.0%, 7-1-18	137	134,610
7.5%, 5-1-31	110	116,256
7.0%, 9-1-31	40	41,866
7.0%, 11-1-31	79	82,878
6.5%, 12-1-31	49	50,394
7.0%, 2-1-32	69	71,642
7.0%, 3-1-32	79	82,615
6.5%, 4-1-32	22	22,757
6.5%, 5-1-32	22	22,792
6.5%, 7-1-32	62	63,634
6.5%, 8-1-32	54	55,308
6.5%, 8-1-32	50	51,548
6.5%, 9-1-32	90	92,646
6.5%, 9-1-32	36	37,465
6.0%, 10-1-32	116	116,619
6.5%, 10-1-32	104	107,205
6.0%, 11-1-32	124	125,005
6.0%, 3-1-33	93	93,524
5.5%, 4-1-33	156	153,736
6.0%, 4-1-33	179	179,934
5.5%, 5-1-33	116	114,125
6.0%, 10-1-33	177	178,329
5.5%, 1-1-34	110	107,670
5.5%, 1-1-34	106	104,082
6.0%, 1-1-34	440	442,489
5.5%, 3-1-34	155	152,096
5.5%, 3-1-34	66	65,126
5.5%, 4-1-34	161	158,282
5.5%, 4-1-34	49	47,680
5.0%, 5-1-34	69	66,308
5.5%, 5-1-34	132	129,720
6.0%, 10-1-34	975	976,219
5.5%, 11-1-34	1,276	1,252,847
6.0%, 11-1-34	795	797,643
5.5%, 2-1-35	185	181,517
5.0%, 7-1-35	198	188,752
5.0%, 7-1-35	99	94,696
5.0%, 7-1-35	84	80,136
5.0%, 7-1-35	47	45,394
4.5%, 9-1-35	404	375,259
5.5%, 10-1-35	924	906,989
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.93645%, 6-17-45 (A)	5,006	255,194
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 10-1-35	845	833,118
		14,273,951
Treasury Inflation Protected Obligation - 1.41%
United States Treasury Notes,
1.875%, 7-15-13 (D)	1,100	1,227,758

Treasury Obligations - 10.65%
United States Treasury Bond,
5.375%, 2-15-31	1,950	2,088,175
United States Treasury Notes:
2.625%, 5-15-08	2,500	2,476,952
3.375%, 10-15-09 (E)	1,400	1,383,375
4.625%, 2-29-12	2,615	2,660,151
4.125%, 8-31-12	500	497,812
4.75%, 8-15-17	155	157,059
		9,263,524

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 29.71%		$25,844,308

(Cost: $25,945,524)

SHORT-TERM SECURITIES

Electrical Equipment - 1.72%
W.W. Grainger, Inc.,
4.78%, 10-24-07	1,500	1,495,419

Finance Companies - 1.73%
Toyota Motor Credit Corporation,
4.78%, 11-16-07	1,516	1,506,741

Household - General - 1.61%
Fortune Brands Inc.,
5.55%, 10-1-07	1,400	1,400,000

Retail - General Merchandise - 1.72%
Target Corporation,
5.0%, 10-19-07	1,500	1,496,250

TOTAL SHORT-TERM SECURITIES - 6.78%		$5,898,410

(Cost: $5,898,410)

TOTAL INVESTMENT SECURITIES - 101.37%		$88,174,138

(Cost: $89,950,980)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.37%)		(1,194,908)

NET ASSETS - 100.00%		$86,979,230

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors/Trustees. At September 30, 2007, the total value of theses securities amounted to $11,456,942, or 13.17%% if net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors/Trustees. At September 30, 2007, the total value of theses securities amounted to $4,872,641, or 5.6% if net assets.

(D)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.
(E)Security serves as collateral for the following open futures contracts at September 30, 2007. (See Note 7 to financial statements):
Description	Type	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation (Depreciation	)

U.S. 2 Year Treasury Note	Long	64	12-31-07	$13,251,000	$69,368
U.S. 5 Year Treasury Note	Long	59	12-31-07	6,314,844	9,814
U.S. 10 Year Treasury Note	Short	(129)	12-31-07	(14,097,281)	54,214
U.S. 30 Year Treasury Bond	Short	(9)	12-31-07	(1,002,094)		(1,310)

				$4,466,469	$132,086

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY BOND FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $89,951) (Notes 1 and 3)	$88,174
Receivables:
Dividends and interest	706
Investment securities sold	409
Fund shares sold	204
Variation margin - Futures	12
Prepaid and other assets	33

Total assets	89,538

LIABILITIES
Payable for investment securities purchased	2,209
Payable to Fund shareholders	205
Accrued management fee (Note 2)	37
Accrued service fee (Note 2)	37
Dividends payable	28
Accrued shareholder servicing (Note 2)	18
Accrued accounting services fee (Note 2)	4
Accrued distribution fee (Note 2)	4
Other	17

Total liabilities	2,559

Total net assets	$86,979

NET ASSETS
Capital paid in (shares authorized - unlimited)	$89,275
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	––
Accumulated undistributed net realized loss on investment transactions	(651)
Net unrealized depreciation in value of investments	(1,645)

Net assets applicable to outstanding units of capital	$86,979

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.23
Class B	$10.23
Class C	$10.23
Class E	$10.23
Class I	$10.23
Class Y	$10.23
Capital shares outstanding:
Class A	7,829
Class B	210
Class C	406
Class E	41
Class I	15
Class Y	1

See Notes to Financial Statements.

Statement of Operations
      IVY BOND FUND
      For the Six Months Ended September 30, 2007
      (In Thousands)                                                                                                               (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$2,301
Dividends	18

Total income	2,319

Expenses (Note 2):
Investment management fee	206
Service fee:
Class A	87
Class B	2
Class C	6
Class Y	––	*
Shareholder servicing:
Class A	73
Class B	6
Class C	6
Class E	1
Class I	––	*
Class Y	––	*
Registration fees	39
Distribution fee:
Class A	2
Class B	8
Class C	18
Class E	––	*
Accounting services fee	24
Audit fees	13
Custodian fees	7
Legal fees	1
Other	6

Total expenses	505

Net investment income	1,814

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	5
Realized net loss on futures	(69)

Realized net loss on investments	(64)

Unrealized depreciation in value of securities during the period	(1,650)
Unrealized appreciation in value of futures during the period	49

Unrealized depreciation in value of investments during the period	(1,601)

Net loss on investments	(1,665)

Net increase in net assets resulting from operations	$149

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY BOND FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2007	2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,814	$2,846
Realized net loss on investments	(64)	(186)
Unrealized appreciation (depreciation)	(1,601)	1,245

Net increase in net assets resulting from operations	149	3,905

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(1,676)	(2,687)
Class B	(35)	(55)
Class C	(92)	(102)
Class E	(7)	NA
Class I	(4)	NA
Class Y	(–– )*	(2)
Realized gains on investment transactions:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(––)

	(1,814)	(2,846)

Capital share transactions (Note 5)	18,469	10,386

Total increase	16,804	11,445
NET ASSETS
Beginning of period	70,175	58,730

End of period	$86,979	$70,175

Undistributed net investment income	$––	$––

*Not shown due to rounding

(1)See "Financial Highlights" on pages 50 - 55.

See Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended			For the fiscal year ended September 30,
	9-30-07		2007	2006		2005	3-31-04			2003	2002

Net asset value, beginning of period	$10.46		$10.28		$10.52		$10.83	$10.73		$10.57	$10.30

Income (loss) from investment operations:
Net investment income	0.24		0.46		0.42		0.41	0.23		0.45	0.52
Net realized and unrealized gain (loss) on investments	(0.23)		0.18		(0.24)		(0.30)	0.09		0.15	0.27

Total from investment operations	0.01		0.64		0.18		0.11	0.32		0.60	0.79

Less distributions from:
Net investment income	(0.24)		(0.46)		(0.42)		(0.42)	(0.22)		(0.44)	(0.52)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(0.00)

Total distributions	(0.24)		(0.46)		(0.42)		(0.42)	(0.22)		(0.44)	(0.52)

Net asset value, end of period	$10.23		$10.46		$10.28		$10.52	$10.83		$10.73	$10.57

Total return(1)	0.15%		6.40%		1.74%		1.04%	3.03%		5.84%	7.90%
Net assets, end of period (in millions)	$80		$64	$56		$49		$23		$18	$17
Ratio of expenses to average net assets including reimbursement	1.21	%(2)	1.20%		1.23%		1.17%	1.46	%(2)(3)	1.15%	1.15%
Ratio of net investment income to average net assets including reimbursement	4.70	%(2)	4.48%		4.03%		3.84%	4.53	%(2)(3)	4.25%	5.07%
Ratio of expenses to average net assets excluding reimbursement	1.21	%(2)(4)	1.20	%(4)	1.23	%(4)	1.43%	2.36	%(2)(3)	2.01%	1.92%
Ratio of net investment income to average net assets excluding reimbursement	4.70	%(2)(4)	4.48	%(4)	4.03	%(4)	3.58%	3.64	%(2)(3)	3.39%	4.30%
Portfolio turnover rate	4%		91%		126%		200%	78%		119%	148%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Expenses for Class A shares before and after the merger were limited to 1.15% of average net assets.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-8-03(1) to
	9-30-07		2007	2006	2005	3-31-04

Net asset value, beginning of period	$10.46		$10.28	$10.52	$10.83	$10.64

Income (loss) from investment operations:
Net investment income	0.18		0.34	0.30	0.28	0.11
Net realized and unrealized gain (loss) on investments	(0.23)		0.18	(0.24)	(0.31)	0.19

Total from investment operations	(0.05)		0.52	0.06	(0.03)	0.30

Less distributions from:
Net investment income	(0.18)		(0.34)	(0.30)	(0.28)	(0.11)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.18)		(0.34)	(0.30)	(0.28)	(0.11)

Net asset value, end of period	$10.23		$10.46	$10.28	$10.52	$10.83

Total return	-0.43%		5.22%	0.57%	-0.23%	2.77%
Net assets, end of period (in thousands)	$2,149		$1,828	$1,451	$744	$287
Ratio of expenses to average net assets	2.36	%(2)	2.32%	2.38%	2.45%	2.76	%(2)
Ratio of net investment income to average net assets	3.55	%(2)	3.37%	2.90%	2.63%	3.04	%(2)
Portfolio turnover rate	4%		91%	126%	200%	78	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-8-03(1) to
	9-30-07		2007	2006	2005	3-31-04

Net asset value, beginning of period	$10.46		$10.28	$10.52	$10.83	$10.64

Income (loss) from investment operations:
Net investment income	0.20		0.37	0.31	0.27	0.11
Net realized and unrealized gain (loss) on investments	(0.23)		0.18	(0.24)	(0.31)	0.19

Total from investment operations	(0.03)		0.55	0.07	(0.04)	0.30

Less distributions from:
Net investment income	(0.20)		(0.37)	(0.31)	(0.27)	(0.11)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.20)		(0.37)	(0.31)	(0.27)	(0.11)

Net asset value, end of period	$10.23		$10.46	$10.28	$10.52	$10.83

Total return	-0.27%		5.48%	0.66%	-0.40%	2.77%
Net assets, end of period (in thousands)	$4,159		$4,096	$1,737	$547	$115
Ratio of expenses to average net assets	2.02	%(2)	2.06%	2.28%	2.59%	2.61	%(2)
Ratio of net investment income to average net assets	3.89	%(2)	3.62%	3.01%	2.47%	3.09	%(2)
Portfolio turnover rate	4%		91%	126%	200%	78	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07 (1) through
	9-30-07

Net asset value, beginning of period	$10.46

Income (loss) from investment operations:
Net investment income	0.23	(2)
Net realized and unrealized loss on investments	(0.23	)(2)

Total from investment operations	0.00

Less distributions from:
Net investment income	(0.23)
Capital gains	(0.00)

Total distributions	(0.23)

Net asset value, end of period	$10.23

Total return (3)	0.03%
Net assets, end of period (in thousands)	$416
Ratio of expenses to average net assets	1.33	%(4)
Ratio of net investment income to average net assets	4.59	%(4)
Portfolio turnover rate	4	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07 (1) through
	9-30-07

Net asset value, beginning of period	$10.46

Income (loss) from investment operations:
Net investment income	0.26	(2)
Net realized and unrealized loss on investments	(0.23	)(2)

Total from investment operations	0.03

Less distributions from:
Net investment income	(0.26)
Capital gains	(0.00)

Total distributions	(0.26)

Net asset value, end of period	$10.23

Total return	0.32%
Net assets, end of period (in thousands)	$155
Ratio of expenses to average net assets	0.95	%(3)
Ratio of net investment income to average net assets	4.96	%(3)
Portfolio turnover rate	4	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-8-03(1) to
	9-30-07		2007	2006	2005	3-31-04

Net asset value, beginning of period	$10.46		$10.28	$10.52	$10.83	$10.64

Income (loss) from investment operations:
Net investment income	0.24	(2)	0.46	0.41	0.39	0.13
Net realized and unrealized gain (loss) on investments	(0.23	)(2)	0.18	(0.24)	(0.31)	0.19

Total from investment operations	0.01		0.64	0.17	0.08	0.32

Less distributions from:
Net investment income	(0.24)		(0.46)	(0.41)	(0.39)	(0.13)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.24)		(0.46)	(0.41)	(0.39)	(0.13)

Net asset value, end of period	$10.23		$10.46	$10.28	$10.52	$10.83

Total return	0.08%		6.43%	1.62%	0.75%	3.03%
Net assets, end of period (in thousands)	$8		$42	$20	$34	$25
Ratio of expenses to average net assets	1.38	%(3)	1.09%	1.34%	1.46%	1.54	%(3)
Ratio of net investment income to average net assets	4.54	%(3)	4.60%	3.91%	3.65%	3.99	%(3)
Portfolio turnover rate	4%		91%	126%	200%	78	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY CUNDILL GLOBAL VALUE FUND

Portfolio Highlights

On September 30, 2007, Ivy Cundill Global Value Fund had net assets totaling
$869,366,906 invested in a diversified portfolio of:

85.20%	Foreign Common Stocks
8.69%	Domestic Common Stocks
6.11%	Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts

As a shareholder of the Fund, for every $100 you had invested on September 30, 2007, your Fund was invested by country and by industry, respectively, as follows:

Country Weightings
Japan	$34.73
South Korea	$19.38
United States	$8.69
Italy	$8.41
Germany	$6.14
Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$6.11
Singapore	$5.26
Bermuda	$4.86
Turkey	$2.95
Canada	$2.81
Cayman Islands	$0.66

Sector Weightings
Consumer Nondurables Stocks	$18.06
Consumer Services Stocks	$17.14
Financial Services Stocks	$16.85
Technology Stocks	$10.59
Utilities Stocks	$8.27
Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$6.11
Retail Stocks	$5.00
Multi-Industry Stocks	$4.86
Business Equipment and Services Stocks	$4.82
Health Care Stocks	$4.62
Capital Goods Stocks	$3.68

The Investments of Ivy Cundill Global Value Fund
September 30, 2007 (Unaudited)
COMMON STOCKS	Shares	Value

Bermuda - 4.86%
First Pacific Company Limited (A)	56,604,000	$42,231,738

Canada - 2.81%
Fairfax Financial Holdings Limited (A)	100,100	24,406,829

Cayman Islands - 0.66%
Semiconductor Manufacturing International Corporation (A)*	48,574,000	5,748,513

Germany - 6.14%
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	278,707	53,413,311

Italy - 8.41%
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	388,008	32,023,704
Mediaset S.p.A. (A)	3,978,030	41,068,513
		73,092,217
Japan - 34.73%
AIFUL Corporation (A)	2,299,050	36,027,424
Asatsu-DK Inc. (A)*	1,302,000	41,939,668
Coca-Cola West Holdings Company, Limited (A)*	1,879,200	44,172,202
Kirin Brewery Company, Limited (A)*	2,495,000	33,016,149
Mabuchi Motor Co., Ltd. (A)*	673,000	43,884,299
Seven & i Holdings Co., Ltd. (A)	1,690,700	43,494,698
TV Asahi Corporation (A)	16,614	26,758,281
Takefuji Corporation (A)	1,643,520	32,622,867
		301,915,588
Singapore - 5.26%
Singapore Press Holdings Limited (A)	15,738,000	45,767,863

South Korea - 19.38%
Korea Electric Power Corporation (A)	1,124,104	52,692,375
Korea Tobacco & Ginseng Corporation (A)	692,838	54,127,969
SK Telecom Co., Ltd. (A)*	42,571	9,768,258
SK Telecom Co., Ltd., ADR*	318,866	9,470,320
Samsung Electronics Co., Ltd. (A)*	91,213	42,457,100
		168,516,022
Thailand - 2.95%
Thai Beverage Public Company Limited (A)*	143,580,000	25,613,396

United States - 8.69%
DIRECTV Group, Inc. (The)*	1,458,742	35,418,256
Pfizer Inc.*	1,642,700	40,131,161
		75,549,417

TOTAL COMMON STOCKS - 93.89%		$816,254,894

(Cost: $758,777,011)

UNREALIZED LOSS ON OPEN FORWARD CURRENCY CONTRACTS - (2.05%)	Face Amount in Thousands

Euro, 1-18-08 (B)	EUR46,105	(3,504,446)
Euro, 3-14-08 (B)	33,340	(1,252,287)
Japanese Yen, 1-18-08 (B)	JPY17,097,976	(8,938,920)
Japanese Yen, 3-14-08 (B)	14,179,514	(331,376)
Singapore Dollar, 1-18-08 (B)	SGD52,044	(832,595)
Singapore Dollar, 3-14-08 (B)	40,826	(535,181)
South Korean Won, 1-18-08 (B)	KRW77,245,913	(1,394,122)
South Korean Won, 3-14-08 (B)	59,905,775	(1,052,300)
		$(17,841,227)

SHORT-TERM SECURITIES - 6.05%	Principal Amount in Thousands

Repurchase Agreements
J.P. Morgan Securities Inc., 3.85% Repurchase Agreement dated 9-28-07 to be repurchased at $52,594,869 on 10-1-07 (C)	$52,578	$52,578,000
Cost: $52,578,000)

TOTAL INVESTMENT SECURITIES - 97.89%		$850,991,667

(Cost: $811,355,011)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.11%		18,375,239

NET ASSETS - 100.00%		$869,366,906

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, JPY - Japanese Yen, KRW - South Korean Won, SGD - Singapore Dollar).
(C)Collateralized by $39,639,000 United States Treasury Bond, 8.5% due 2-15-20; market value and accrued interest aggregate $53,698,597.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY CUNDILL GLOBAL VALUE FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 3):
Securities (cost - $758,777)	$798,414
Repurchase agreement (cost - $52,578)	52,578

850,992
Cash denominated in foreign currencies (cost - $25,786)	26,031
Receivables:
Dividends and interest	2,850
Fund shares sold	1,845
Prepaid and other assets	54

Total assets	881,772

LIABILITIES
Payable to Fund shareholders	5,306
Due to custodian	3,741
Payable for investment securities purchased	1,695
Accrued management fee (Note 2)	687
Accrued service fee (Note 2)	351
Accrued shareholder servicing (Note 2)	291
Accrued distribution fee (Note 2)	154
Accrued accounting services fee (Note 2)	12
Accrued administrative fee (Note 2)	7
Other	161

Total liabilities	12,405

Total net assets	$869,367

NET ASSETS
Capital paid in (shares authorized - unlimited)	$747,803
Accumulated undistributed income:
Accumulated undistributed net investment income	5,111
Accumulated undistributed net realized gain on investment transactions	76,563
Net unrealized appreciation in value of investments	39,890

Net assets applicable to outstanding units of capital	$869,367

Net asset value per share (net assets divided by shares outstanding):
Class A	$15.44
Class B	$15.04
Class C	$15.01
Class E	$15.41
Class I	$15.61
Class Y	$15.52
Advisor Class	$15.50
Class II	$15.36
Capital shares outstanding:
Class A	39,909
Class B	3,354
Class C	12,385
Class E	20
Class I	127
Class Y	760
Advisor Class	181
Class II	2

See Notes to Financial Statements.

Statement of Operations
      IVY CUNDILL GLOBAL VALUE FUND
      For the Six Months Ended September 30, 2007
      (In Thousands)                                                                                                               (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1,154)	$10,394
Interest and amortization	2,868

Total income	13,262

Expenses (Note 2):
Investment management fee	4,559
Shareholder servicing:
Class A	919
Class B	109
Class C	180
Class E	1
Class I	2
Class Y	11
Advisor Class	––	*
Class II	––	*
Service fee:
Class A	817
Class B	72
Class C	279
Class Y	17
Distribution fee:
Class A	40
Class B	215
Class C	837
Class E	––	*
Custodian fees	132
Accounting services fee	82
Administrative fee	49
Audit fees	12
Legal fees	10
Other	256

Total	8,599
Less expenses in excess of voluntary limit (Note 2)	(15)

Total expenses	8,584

Net investment income	4,678

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	40,455
Realized net gain on forward currency contracts	2,481
Realized net gain on foreign currency transactions	2,026

Realized net gain on investments	44,962

Unrealized depreciation in value of securities during the period	(86,224)
Unrealized depreciation in value of forward currency contracts during the period	(14,275)

Unrealized depreciation in value of investments during the period	(100,499)

Net loss on investments	(55,537)

Net decrease in net assets resulting from operations	$(50,859)

See Notes to Financial Statements.

*Not shown due to rounding.

Statement of Changes in Net Assets
      IVY CUNDILL GLOBAL VALUE FUND
      (In Thousands)                                                                                                               (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2007	2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,678	$5,753
Realized net gain on investments	44,962	79,392
Unrealized appreciation (depreciation)	(100,499)	10,677

Net increase (decrease) in net assets resulting from operations	(50,859)	95,822

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(––)	(4,498)
Class B	(––)	(––)
Class C	(––)	(219)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(146)
Advisor Class	(––)	(37)
Class II	(––)	(–– )*
Realized gains on investment transactions:
Class A	(––)	(30,521)
Class B	(––)	(2,704)
Class C	(––)	(10,901)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(689)
Advisor Class	(––)	(142)
Class II	(––)	(1)

	(––)	(49,858)

Capital share transactions (Note 5)	(77,731)	38,788

Total increase (decrease)	(128,590)	84,752
NET ASSETS
Beginning of period	997,957	913,205

End of period	$869,367	$997,957

Undistributed net investment income (loss)	$5,111	$(1,593)

*Not shown due to rounding.

(1)See "Financial Highlights" on pages 66 - 73.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                     (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended			For the fiscal year ended December 31,
	9-30-07		2007	2006		2005	3-31-04			2003		2002

Net asset value, beginning of period	$16.28		$15.52		$13.79		$12.57		$11.41		$8.39	$9.64

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.13		0.17		0.04		0.01		0.01	(0.00	)(1)
Net realized and unrealized gain (loss) on investments	(0.94)		1.49		2.21		1.25		1.15		3.05	(1.17	)(1)

Total from investment operations	(0.84)		1.62		2.38		1.29		1.16		3.06	(1.17)

Less distributions from:
Net investment income	(0.00)		(0.11)		(0.16)		(0.07)		(0.00)	(0.04)		(0.00)
Capital gains	(0.00)		(0.75)		(0.49)		(0.00)		(0.00)	(0.00)		(0.08)

Total distributions	(0.00)		(0.86)		(0.65)		(0.07)		(0.00)	(0.04)		(0.08)

Net asset value, end of period	$15.44		$16.28		$15.52		$13.79		$12.57		$11.41	$8.39

Total return(2)	-5.16%		10.71%		17.49%		10.29%		10.17%		36.43%	-12.17%
Net assets, end of period (in millions)	$616		$688	$625		$321		$59		$30		$1
Ratio of expenses to average net assets including reimbursement	1.55	%(3)	1.55%		1.62%		1.74%		1.70	%(3)	2.05%	2.28%
Ratio of net investment income (loss) to average net assets including reimbursement	1.14	%(3)	0.81%		1.09%		0.08%		-0.09	%(3)	0.18%	0.02%
Ratio of expenses to average net assets excluding reimbursement	1.55	%(3)(4)	1.55	%(4)	1.62	%(4)	1.74	%(4)	1.84	%(3)	2.21%	4.97%
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.14	%(3)(4)	0.81	%(4)	1.09	%(4)	0.08	%(4)	-0.23	%(3)	0.02%	-2.67%
Portfolio turnover rate	28%		42%		4%		5%		1%		24%	122%

(1)Based on average shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                     (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended			For the fiscal year ended December 31,
	9-30-07		2007	2006		2005	3-31-04			2003		2002

Net asset value, beginning of period	$15.93		$15.23		$13.54		$12.38		$11.26		$8.32	$9.61

Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.01)		0.06		(0.01)		(0.02)		(0.06)	(0.05	)(1)
Net realized and unrealized gain (loss) on investments	(0.91)		1.46		2.14		1.17		1.14		3.00	(1.16	)(1)

Total from investment operations	(0.89)		1.45		2.20		1.16		1.12		2.94	(1.21)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.02)		(0.00)		(0.00)		(0.00)	(0.00)
Capital gains	(0.00)		(0.75)		(0.49)		(0.00)		(0.00)		(0.00)	(0.08)

Total distributions	(0.00)		(0.75)		(0.51)		(0.00)		(0.00)		(0.00)	(0.08)

Net asset value, end of period	$15.04		$15.93		$15.23		$13.54		$12.38		$11.26	$8.32

Total return	-5.65%		9.82%		16.43%		9.37%		9.95%		35.34%	-12.62%
Net assets, end of period (in millions)	$50		$59	$57		$37		$12		$7		$2
Ratio of expenses to average net assets including reimbursement	2.43	%(2)	2.44%		2.51%		2.62%		2.52	%(2)	3.20%	2.84%
Ratio of net investment income (loss) to average net assets including reimbursement	0.27	%(2)	-0.07%		0.21%		-0.86%		-1.31	%(2)	-1.13%	-0.54%
Ratio of expenses to average net assets excluding reimbursement	2.43	%(2)(3)	2.44	%(3)	2.51	%(3)	2.62	%(3)	2.67	%(2)	3.36%	5.53%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.27	%(2)(3)	-0.07	%(3)	0.21	%(3)	-0.86	%(3)	-1.46	%(2)	-1.29%	-3.23%
Portfolio turnover rate	28%		42%		4%		5%		1%		24%	122%

(1)Based on average shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                     (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended			For the fiscal year ended December 31,
	9-30-07		2007	2006		2005	3-31-04			2003		2002

Net asset value, beginning of period	$15.88		$15.16		$13.48		$12.30		$11.19		$8.26	$9.57

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.03		0.08		(0.02)		(0.01)		(0.03)	(0.07	)(1)
Net realized and unrealized gain (loss) on investments	(0.91)		1.46		2.14		1.20		1.12		2.96	(1.16	)(1)

Total from investment operations	(0.87)		1.49		2.22		1.18		1.11		2.93	(1.23)

Less distributions from:
Net investment income	(0.00)		(0.02)		(0.05)		(0.00)		(0.00)		(0.00)	(0.00)
Capital gains	(0.00)		(0.75)		(0.49)		(0.00)		(0.00)		(0.00)	(0.08)

Total distributions	(0.00)		(0.77)		(0.54)		(0.00)		(0.00)		(0.00)	(0.08)

Net asset value, end of period	$15.01		$15.88		$15.16		$13.48		$12.30		$11.19	$8.26

Total return	-5.48%		10.03%		16.70%		9.59%		9.92%		35.47%	-12.88%
Net assets, end of period (in thousands)	$185,854	$233,049		$211,242	$96,375		$23,840		$11,235			$446
Ratio of expenses to average net assets including reimbursement	2.20	%(2)	2.21%		2.28%		2.42%		2.35	%(2)	2.93%	3.10%
Ratio of net investment income (loss) to average net assets including reimbursement	0.49	%(2)	0.15%		0.43%		-0.62%		-1.09	%(2)	-0.83%	-0.80%
Ratio of expenses to average net assets excluding reimbursement	2.20	%(2)(3)	2.21	%(3)	2.28	%(3)	2.42	%(3)	2.50	%(2)	3.10%	5.79%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.49	%(2)(3)	0.15	%(3)	0.43	%(3)	-0.62	%(3)	-1.23	%(2)	-1.00%	-3.49%
Portfolio turnover rate	28%		42%		4%		5%		1%		24%	122%

(1)Based on average shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                     (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$16.28

Income (loss) from investment operations:
Net investment income	0.02	(2)
Net realized and unrealized loss on investments	(0.89	)(2)

Total from investment operations	(0.87)

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$15.41

Total return (3)	-5.05%
Net assets, end of period (in thousands)	$310
Ratio of expenses to average net assets	2.05	%(4)
Ratio of net investment income to average net assets	0.27	%(4)
Portfolio turnover rate	28	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                     (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$16.34

Income (loss) from investment operations:
Net investment income	0.13	(2)
Net realized and unrealized loss on investments	(0.86	)(2)

Total from investment operations	(0.73)

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$15.61

Total return	-4.18%
Net assets, end of period (in millions)	$2
Ratio of expenses to average net assets	1.20	%(3)
Ratio of net investment income to average net assets	1.47	%(3)
Portfolio turnover rate	28	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                     (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the fiscal period ended		For the period from 7-24-03(1) to
	9-30-07		2007	2006	2005	3-31-04		12-31-03

Net asset value, beginning of period	$16.33		$15.56	$13.82	$12.58	$11.40		$9.84

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.19	0.19	0.07	(0.01)		0.02
Net realized and unrealized gain (loss) on investments	(0.92)		1.49	2.26	1.29	1.19		1.58

Total from investment operations	(0.81)		1.68	2.45	1.36	1.18		1.60

Less distributions from:
Net investment income	(0.00)		(0.16)	(0.22)	(0.12)	(0.00)		(0.04)
Capital gains	(0.00)		(0.75)	(0.49)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.91)	(0.71)	(0.12)	(0.00)		(0.04)

Net asset value, end of period	$15.52		$16.33	$15.56	$13.82	$12.58		$11.40

Total return	-5.02%		11.14%	17.99%	10.90%	10.35%		16.28%
Net assets, end of period (in millions)	$12		$15	$17	$10	$2		$1
Ratio of expenses to average net assets including reimbursement	1.20	%(2)	1.20%	1.19%	1.20%	1.20	%(2)	1.76	%(2)
Ratio of net investment income (loss) to average net assets including reimbursement	1.47	%(2)	1.18%	1.46%	0.52%	-0.32	%(2)	0.55	%(2)
Ratio of expenses to average net assets excluding reimbursement	1.43	%(2)	1.42%	1.46%	1.56%	1.80	%(2)	2.09	%(2)
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.24	%(2)	0.96%	1.19%	0.16%	-0.92	%(2)	0.22	%(2)
Portfolio turnover rate	28%		42%	4%	5%	1%		24	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                     (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended				For the fiscal year ended December 31,
	9-30-07		2007	2006		2005	3-31-04				2003	2002

Net asset value, beginning of period	$16.30		$15.54		$13.77		$12.54		$11.37		$8.34	$9.55

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.21		0.22		0.04		(0.01)		(0.01)	0.04	(2)
Net realized and unrealized gain (loss) on investments	(0.93)		1.49		2.23		1.32		1.18		3.10	(1.17	)(2)

Total from investment operations	(0.80)		1.70		2.45		1.36		1.17		3.09	(1.13)

Less distributions from:
Net investment income	(0.00)		(0.19)		(0.19)		(0.13)		(0.00)		(0.06)	(0.00)
Capital gains	(0.00)		(0.75)		(0.49)		(0.00)		(0.00)		(0.00)	(0.08)

Total distributions	(0.00)		(0.94)		(0.68)		(0.13)		(0.00)		(0.06)	(0.08)

Net asset value, end of period	$15.50		$16.30		$15.54		$13.77		$12.54		$11.37	$8.34

Total return	-4.97%		11.33%		18.09%		10.86%		10.29%		37.11%	-11.86%
Net assets, end of period (in millions)	$3		$3	$3		$3		$3			$3	$2
Ratio of expenses to average net assets including reimbursement	1.04	%(3)	1.05%		1.12%		1.23%		1.26	%(3)	2.12%	1.83%
Ratio of net investment income (loss) to average net assets including reimbursement	1.65	%(3)	1.31%		1.57%		0.41%		-0.17	%(3)	-0.07%	0.47%
Ratio of expenses to average net assets excluding reimbursement	1.04	%(3)(4)	1.05	%(4)	1.12	%(4)	1.23	%(4)	1.41	%(3)	2.28%	4.52%
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.65	%(3)(4)	1.31	%(4)	1.57	%(4)	0.41	%(4)	-0.32	%(3)	-0.23%	-2.22%
Portfolio turnover rate	28%		42%		4%		5%		1%		24%	122%

(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class II Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                     (Unaudited)

	For the six months ended		For the fiscal year ended March 31,					For the fiscal period ended		For the fiscal year ended		For the period from 11-5-02(2) to
	9-30-07		2007	2006		2005		3-31-04		12-31-03		12-31-02

Net asset value, beginning of period	$16.16		$15.41		$13.70		$12.49		$11.33		$8.31	$8.85

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.24		0.25 (3)		0.02		(0.01)		0.00	0.26
Net realized and unrealized gain (loss) on investments	(0.97)		1.44		2.16 (3)		1.30		1.17		3.08	(0.72)

Total from investment operations	(0.80)		1.68		2.41		1.32		1.16		3.08	(0.46)

Less distributions from:
Net investment income	(0.00)		(0.18)		(0.21)		(0.11)		(0.00)		(0.06)	(0.00)
Capital gains	(0.00)		(0.75)		(0.49)		(0.00)		(0.00)		(0.00)	(0.08)

Total distributions	(0.00)		(0.93)		(0.70)		(0.11)		(0.00)		(0.06)	(0.08)

Net asset value, end of period	$15.36		$16.16		$15.41		$13.70		$12.49		$11.33	$8.31

Total return	-4.95%		11.24%		17.88%		10.62%		10.24%		37.12%	-5.23%
Net assets, end of period (in thousands)	$25		$26	$24		$70		$63		$57		$42
Ratio of expenses to average net assets including reimbursement	1.11	%(4)	1.08%		1.28%		1.49%		1.39	%(4)	2.03%	11.51	%(4)
Ratio of net investment income (loss) to average net assets including reimbursement	1.58	%(4)	1.28%		1.20%		0.16%		-0.29	%(4)	0.03%	2.96	%(4)
Ratio of expenses to average net assets excluding reimbursement	1.11	%(4)(5)	1.08	%(5)	1.28	%(5)	1.49	%(5)	1.53	%(4)	2.20%	28.44	%(4)
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.58	%(4)(5)	1.28	%(5)	1.20	%(5)	0.16	%(5)	-0.44	%(4)	-0.13%	-13.97	%(4)
Portfolio turnover rate	28%		42%		4%		5%		1%		24%	122	%(6)

(1)See Note 5 to financial statements.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Annualized.
(5)There was no waiver of expenses during the period.
(6)For the 12 months ended December 31, 2002.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY DIVIDEND INCOME FUND

Portfolio Highlights

On September 30, 2007, Ivy Dividend Income Fund had net assets totaling
$186,368,424 invested in a diversified portfolio of:

85.42%	Domestic Common Stocks
7.34%	Foreign Common Stocks
7.24%	Cash and Cash Equivalents

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2007, your Fund owned:

Financial Services Stocks	$17.56
Energy Stocks	$16.78
Capital Goods Stocks	$9.38
Technology Stocks	$9.31
Consumer Nondurables Stocks	$8.42
Cash and Cash Equivalents	$7.24
Raw Materials Stocks	$7.03
Utilities Stocks	$6.22
Multi-Industry Stocks	$6.10
Miscellaneous Stocks	$5.53
Health Care Stocks	$3.41
Shelter Stocks	$3.02

The Investments of Ivy Dividend Income Fund
September 30, 2007 (Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 6.59%
Boeing Company (The)	53,650	$5,632,713
Goodrich Corporation	48,850	3,333,035
Raytheon Company	52,050	3,321,831
		12,287,579
Banks - 1.61%
Bank of America Corporation	59,450	2,988,551

Beverages - 3.86%
Coca-Cola Company (The)	39,400	2,264,318
Diageo plc, ADR	30,300	2,658,219
PepsiCo, Inc.	31,100	2,278,386
		7,200,923
Capital Equipment - 4.25%
Caterpillar Inc.	19,850	1,556,835
Deere & Company	42,900	6,367,218
		7,924,053
Chemicals - Petroleum and Inorganic - 4.27%
E.I. du Pont de Nemours and Company	48,400	2,398,704
Monsanto Company	41,900	3,592,506
UAP Holding Corp.	62,450	1,959,369
		7,950,579
Chemicals - Specialty - 1.68%
Air Products and Chemicals, Inc.	32,050	3,133,208

Communications Equipment - 0.71%
Nokia Corporation, Series A, ADR	34,650	1,314,275

Computers - Peripherals - 1.09%
Microsoft Corporation	68,750	2,025,719

Electrical Equipment - 0.99%
Emerson Electric Co.	34,450	1,833,429

Electronic Components - 0.92%
Microchip Technology Incorporated	47,100	1,709,730

Finance Companies - 1.12%
Blackstone Group L.P. (The)*	11,400	285,912
Fannie Mae	29,750	1,809,097
		2,095,009
Health Care - Drugs - 2.48%
Abbott Laboratories	43,850	2,351,237
Merck & Co., Inc.	43,850	2,266,607
		4,617,844
Hospital Supply and Management - 0.93%
Medtronic, Inc.	30,650	1,728,967

Hotels and Gaming - 2.25%
Harrah's Entertainment, Inc.	19,550	1,699,481
Starwood Hotels & Resorts Worldwide, Inc.	41,100	2,496,825
		4,196,306
Household - General Products - 3.64%
Colgate-Palmolive Company	47,250	3,369,870
Procter & Gamble Company (The)	48,450	3,407,973
		6,777,843
Insurance - Life - 0.92%
Aflac Incorporated	30,200	1,722,608

Insurance - Property and Casualty - 4.61%
ACE Limited	22,250	1,347,682
Ambac Financial Group, Inc.	31,500	1,981,665
Everest Re Group, Ltd.	15,250	1,681,160
MBIA Inc.	33,750	2,060,438
Travelers Companies, Inc. (The)	30,150	1,517,751
		8,588,696
Metal Fabrication - 1.13%
Loews Corporation, Carolina Group	25,700	2,113,311

Mining - 0.59%
Rio Tinto plc, ADR	3,200	1,098,880

Multiple Industry - 6.10%
Altria Group, Inc.	66,000	4,588,980
General Electric Company	109,100	4,516,740
NuStar GP Holdings, LLC	72,950	2,268,016
		11,373,736
Non-Residential Construction - 3.01%
Fluor Corporation	39,000	5,615,220

Petroleum - International - 6.06%
Anadarko Petroleum Corporation	44,550	2,394,562
Apache Corporation	27,900	2,512,674
Exxon Mobil Corporation	59,600	5,516,576
Marathon Oil Corporation	15,200	866,704
		11,290,516
Petroleum - Services - 10.72%
Baker Hughes Incorporated	41,500	3,750,355
Grant Prideco, Inc.*	33,000	1,799,160
National Oilwell Varco, Inc.*	22,650	3,272,925
Schlumberger Limited	64,200	6,741,000
Transocean Inc.*	17,600	1,989,680
Weatherford International Ltd.*	36,200	2,431,916
		19,985,036
Railroad - 2.05%
Burlington Northern Santa Fe Corporation	17,650	1,432,650
Union Pacific Corporation	21,150	2,391,219
		3,823,869
Real Estate Investment Trust - 3.02%
Douglas Emmett, Inc.	78,500	1,941,305
ProLogis	22,650	1,502,828
Simon Property Group, Inc.	21,900	2,190,000
		5,634,133
Restaurants - 1.23%
McDonald's Corporation	42,000	2,287,740

Security and Commodity Brokers - 9.30%
AllianceBernstein Holding L.P.	60,450	5,323,831
CME Group Inc.	9,450	5,550,457
J.P. Morgan Chase & Co.	39,452	1,807,691
NYMEX Holdings, Inc.	21,800	2,837,924
UBS AG	34,000	1,810,500
		17,330,403
Steel - 0.49%
Nucor Corporation	15,450	918,812

Tobacco - 0.92%
Reynolds American Inc.	27,000	1,716,930

Utilities - Electric - 2.69%
Dominion Resources, Inc.	22,100	1,863,030
NRG Energy, Inc.*	74,650	3,156,949
		5,019,979
Utilities - Gas and Pipeline - 0.72%
Enbridge Inc.	36,350	1,332,954

Utilities - Telephone - 2.81%
AT&T Inc.	54,073	2,287,829
Iowa Telecommunications Services, Inc.	84,150	1,670,378
Verizon Communications Inc.	28,950	1,281,906
		5,240,113

TOTAL COMMON STOCKS - 92.76%		$172,876,951

(Cost: $129,801,414)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Electrical Equipment - 0.80%
W.W. Grainger, Inc.,
4.78%, 10-24-07	$1,500	1,495,419

Finance Companies - 1.07%
Prudential Funding LLC,
5.15%, 10-11-07	2,000	1,997,139

Food and Related - 2.68%
Hershey Company (The),
5.3%, 10-15-07	3,000	2,993,817
Kellogg Co.,
5.75%, 10-12-07	2,000	1,996,486
		4,990,303
Forest and Paper Products - 0.06%
Sonoco Products Co.,
5.6%, 10-1-07	109	109,000

Leisure Time Industry - 1.07%
Walt Disney Company (The),
5.2%, 10-11-07	2,000	1,997,111

Retail - General Merchandise - 2.14%
Target Corporation,
5.0%, 10-19-07	$4,000	3,990,000

Total Commercial Paper - 7.82%		14,578,972

Municipal Obligation - Taxable - 0.54%
California
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.25%, 10-3-07 (A)	1,000	1,000,000

TOTAL SHORT-TERM SECURITIES - 8.36%		$15,578,972

(Cost: $15,578,972)

TOTAL INVESTMENT SECURITIES - 101.12%		$188,455,923

(Cost: $145,380,386)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.12%)		(2,087,499)

NET ASSETS - 100.00%		$186,368,424

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY DIVIDEND INCOME FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $145,380) (Notes 1 and 3)	$188,456
Receivables:
Fund shares sold	587
Dividends and interest	342
Prepaid and other assets	43

Total assets	189,428

LIABILITIES
Payable to Fund shareholders	2,664
Payable for investment securities purchased	126
Accrued management fee (Note 2)	105
Accrued service fee (Note 2)	58
Accrued shareholder servicing (Note 2)	46
Accrued distribution fee (Note 2)	21
Due to custodian	9
Accrued accounting services fee (Note 2)	6
Other	25

Total liabilities	3,060

Total net assets	$186,368

NET ASSETS
Capital paid in (shares authorized - unlimited)	$141,205
Accumulated undistributed income:
Accumulated undistributed net investment income	102
Accumulated undistributed net realized gain on investment transactions	1,985
Net unrealized appreciation in value of investments	43,076

Net assets applicable to outstanding units of capital	$186,368

Net asset value per share (net assets divided by shares outstanding):
Class A	$17.68
Class B	$17.59
Class C	$17.61
Class E	$17.67
Class I	$17.69
Class Y	$17.69
Capital shares outstanding:
Class A	7,994
Class B	684
Class C	1,347
Class E	41
Class I	6
Class Y	477

See Notes to Financial Statements.

Statement of Operations
      IVY DIVIDEND INCOME FUND
      For the Six Months Ended September 30, 2007
      (In Thousands)                                                                                                               (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $12)	$1,574
Interest and amortization	450

Total income	2,024

Expenses (Note 2):
Investment management fee	579
Shareholder servicing:
Class A	169
Class B	27
Class C	32
Class E	2
Class I	––	*
Class Y	4
Service fee:
Class A	153
Class B	14
Class C	27
Class Y	7
Distribution fee:
Class A	5
Class B	42
Class C	81
Class E	––	*
Accounting services fee	36
Audit fees	11
Custodian fees	3
Legal fees	2
Other	72

Total expenses	1,266

Net investment income	758

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	580
Unrealized appreciation in value of investments during the period	18,519

Net gain on investments	19,099

Net increase in net assets resulting from operations	$19,857

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY DIVIDEND INCOME FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2007	2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$758	$1,040
Realized net gain on investments	580	2,989
Unrealized appreciation	18,519	7,777

Net increase in net assets resulting from operations	19,857	11,806

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(621)	(963)
Class B	(3)	(24)
Class C	(20)	(61)
Class E	(1)	NA
Class I	(1)	NA
Class Y	(33)	(17)
Realized gains on investment transactions:
Class A	(––)	(1,058)
Class B	(––)	(106)
Class C	(––)	(209)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(16)

	(679)	(2,454)

Capital share transactions (Note 5)	28,301	46,283

Total increase	47,479	55,635
NET ASSETS
Beginning of period	138,889	83,254

End of period	$186,368	$138,889

Undistributed net investment income	$102	$23

(1)See "Financial Highlights" on pages 83 - 88.

See Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended				For the period from 6-30-03(1) to
	9-30-07		2007	2006		2005	3-31-04				12-31-03

Net asset value, beginning of period	$15.70		$14.41		$12.13		$11.07		$11.03		$10.00

Income from investment operations:
Net investment income	0.09	(2)	0.17	(2)	0.12	(2)	0.09		0.01		0.04
Net realized and unrealized gain on investments	1.97	(2)	1.49	(2)	2.30	(2)	1.10		0.04		1.03

Total from investment operations	2.06		1.66		2.42		1.19		0.05		1.07

Less distributions from:
Net investment income	(0.08)		(0.18)		(0.11)		(0.09)		(0.01)		(0.04)
Capital gains	(0.00)		(0.19)		(0.03)		(0.04)		(0.00)		(0.00)

Total distributions	(0.08)		(0.37)		(0.14)		(0.13)		(0.01)		(0.04)

Net asset value, end of period	$17.68		$15.70		$14.41		$12.13		$11.07		$11.03

Total return (3)	13.14%		11.57%		19.99%		10.78%		0.41%		10.70%
Net assets, end of period (in millions)	$141		$107	$61		$32			$17		$16
Ratio of expenses to average net assets including voluntary expense waiver	1.37	%(4)	1.38%		1.45%		1.59%		2.00	%(4)	1.11	%(4)
Ratio of net investment income to average net assets including voluntary expense waiver	1.08	%(4)	1.16%		0.92%		0.94%		0.20	%(4)	1.34	%(4)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.37	%(4)(5)	1.38	%(5)	1.45	%(5)	1.59	%(5)	2.40	%(4)	1.81	%(4)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	1.08	%(4)(5)	1.16	%(5)	0.92	%(5)	0.94	%(5)	-0.20	%(4)	0.64	%(4)
Portfolio turnover rate	9%		24%		15%		32%		12%		16%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended				For the period from 6-30-03(1) to
	9-30-07		2007	2006		2005	3-31-04				12-31-03

Net asset value, beginning of period	$15.63		$14.34		$12.09		$11.05		$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.05		0.01		0.02		(0.02)		0.01
Net realized and unrealized gain on investments	1.96		1.47		2.28		1.06		0.04		1.03

Total from investment operations	1.97		1.52		2.29		1.08		0.02		1.04

Less distributions from:
Net investment income	(0.01)		(0.04)		(0.01)		(0.00)		(0.00)		(0.01)
Capital gains	(0.00)		(0.19)		(0.03)		(0.04)		(0.00)		(0.00)

Total distributions	(0.01)		(0.23)		(0.04)		(0.04)		(0.00)		(0.01)

Net asset value, end of period	$17.59		$15.63		$14.34		$12.09		$11.05		$11.03

Total return	12.57%		10.63%		18.94%		9.76%		0.18%		10.36%
Net assets, end of period (in millions)	$12		$10	$7		$6			$2		$2
Ratio of expenses to average net assets including voluntary expense waiver	2.34	%(2)	2.30%		2.32%		2.44%		2.99	%(2)	2.03	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	0.10	%(2)	0.29%		0.03%		0.11%		-0.81	%(2)	0.36	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.34	%(2)(3)	2.30	%(3)	2.32	%(3)	2.44	%(3)	3.39	%(2)	2.73	%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	0.10	%(2)(3)	0.29	%(3)	0.03	%(3)	0.11	%(3)	-1.21	%(2)	-0.34	%(2)
Portfolio turnover rate	9%		24%		15%		32%		12%		16%

(1)Commencement of operations of the class.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended				For the period from 6-30-03(1) to
	9-30-07		2007	2006		2005	3-31-04				12-31-03

Net asset value, beginning of period	$15.63		$14.34		$12.09		$11.05		$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.07		0.01		0.01		(0.02)		0.01
Net realized and unrealized gain on investments	1.97		1.47		2.28		1.07		0.04		1.03

Total from investment operations	1.99		1.54		2.29		1.08		0.02		1.04

Less distributions from:
Net investment income	(0.01)		(0.06)		(0.01)		(0.00)		(0.00)		(0.01)
Capital gains	(0.00)		(0.19)		(0.03)		(0.04)		(0.00)		(0.00)

Total distributions	(0.01)		(0.25)		(0.04)		(0.04)		(0.00)		(0.01)

Net asset value, end of period	$17.61		$15.63		$14.34		$12.09		$11.05		$11.03

Total return	12.77%		10.74%		18.95%		9.76%		0.18%		10.38%
Net assets, end of period (in millions)	$24		$19	$14		$10			$6		$5
Ratio of expenses to average net assets including voluntary expense waiver	2.15	%(2)	2.17%		2.27%		2.42%		2.88	%(2)	1.98	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	0.30	%(2)	0.42%		0.08%		0.10%		-0.68	%(2)	0.45	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.15	%(2)(3)	2.17	%(3)	2.27	%(3)	2.42	%(3)	3.28	%(2)	2.68	%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	0.30	%(2)(3)	0.42	%(3)	0.08	%(3)	0.10	%(3)	-1.08	%(2)	-0.25	%(2)
Portfolio turnover rate	9%		24%		15%		32%		12%		16%

(1)Commencement of operations of the class.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                     (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$15.70

Income from investment operations:
Net investment income	0.01	(2)
Net realized and unrealized gain on investments	2.01	(2)

Total from investment operations	2.02

Less distributions from:
Net investment income	(0.05)
Capital gains	(0.00)

Total distributions	(0.05)

Net asset value, end of period	$17.67

Total return (3)	12.53%
Net assets, end of period (in millions)	$1
Ratio of expenses to average net assets	2.17	%(4)
Ratio of net investment income to average net assets	0.39	%(4)
Portfolio turnover rate	9	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                     (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$15.70

Income from investment operations:
Net investment income	0.08	(2)
Net realized and unrealized gain on investments	2.01	(2)

Total from investment operations	2.09

Less distributions from:
Net investment income	(0.10)
Capital gains	(0.00)

Total distributions	(0.10)

Net asset value, end of period	$17.69

Total return	12.94%
Net assets, end of period (in thousands)	$113
Ratio of expenses to average net assets	1.01	%(3)
Ratio of net investment income to average net assets	1.45	%(3)
Portfolio turnover rate	9	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended				For the period from 6-30-03(1) to
	9-30-07		2007	2006		2005	3-31-04				12-31-03

Net asset value, beginning of period	$15.70		$14.41		$12.13		$11.07		$11.03		$10.00

Income from investment operations:
Net investment income	0.09	(2)	0.12	(2)	0.15	(2)	0.11		0.01		0.05
Net realized and unrealized gain on investments	1.99	(2)	1.55	(2)	2.29	(2)	1.10		0.04		1.03

Total from investment operations	2.08		1.67		2.44		1.21		0.05		1.08

Less distributions from:
Net investment income	(0.09)		(0.19)		(0.13)		(0.11)		(0.01)		(0.05)
Capital gains	(0.00)		(0.19)		(0.03)		(0.04)		(0.00)		(0.00)

Total distributions	(0.09)		(0.38)		(0.16)		(0.15)		(0.01)		(0.05)

Net asset value, end of period	$17.69		$15.70		$14.41		$12.13		$11.07		$11.03

Total return	13.25%		11.65%		20.14%		10.94%		0.42%		10.78%
Net assets, end of period (in millions)	$8		$3	$1		$1			$1		$1
Ratio of expenses to average net assets including voluntary expense waiver	1.25	%(3)	1.29%		1.34%		1.44%		1.91	%(3)	1.25	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	1.26	%(3)	0.92%		1.03%		1.09%		0.28	%(3)	1.08	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.25	%(3)(4)	1.29	%(4)	1.34	%(4)	1.44	%(4)	2.31	%(3)	1.95	%(3)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	1.26	%(3)(4)	0.92	%(4)	1.03	%(4)	1.09	%(4)	-0.12	%(3)	0.38	%(3)
Portfolio turnover rate	9%		24%		15%		32%		12%		16%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY EUROPEAN OPPORTUNITIES FUND

Portfolio Highlights

On September 30, 2007, Ivy European Opportunities Fund had net assets totaling $626,190,655 invested in a diversified portfolio of:

96.49%	Foreign Common Stocks and Rights
3.51%	Cash and Cash Equivalents

Country Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2007, your Fund was invested by country and by industry, respectively, as follows:

United Kingdom	$21.06
Germany	$17.03
France	$11.16
Greece	$9.36
Other Europe (1)	$6.01
Spain	$5.68
Norway	$4.60
Italy	$4.36
Netherlands	$3.94
Other Bahamas/Caribbean (2)	$3.94
Cash and Cash Equivalents	$3.51
Ireland	$3.47
Other (3)	$3.36
Bermuda	$2.52

(1)Includes $0.94 Belgium, $1.73 Luxembourg, $1.83 Sweden and $1.51 Switzerland.

(2)Includes $2.16 British Virgin Islands and $1.78 Cayman Islands.

(3)Includes $2.15 Cyprus and $1.21 Turkey.

Sector Weightings
Financial Services Stocks	$29.44
Capital Goods Stocks	$12.23
Utilities Stocks	$11.16
Energy Stocks	$10.33
Consumer Durables Stocks	$7.04
Consumer Nondurables Stocks	$6.54
Miscellaneous Stocks	$6.02
Consumer Services Stocks	$4.09
Multi-Industry Stocks	$3.84
Cash and Cash Equivalents	$3.51
Transportation Stocks	$3.33
Health Care Stocks	$2.47

The Investments of Ivy European Opportunities Fund
September 30, 2007 (Unaudited)
COMMON STOCKS AND RIGHTS	Shares	Value

Belgium - 0.94%
Fortis (A)	168,594	$4,964,374
Fortis N.V., Rights (A)*	168,594	896,713
		5,861,087
Bermuda - 2.52%
SeaDrill Limited (A)*	702,558	15,800,632

British Virgin Islands - 2.16%
Inmarsat plc (A)	1,455,414	13,541,401

Cayman Islands - 1.78%
Subsea 7 Inc. (A)*	402,399	11,158,572

Cyprus - 2.15%
Prosafe ASA (A)	754,126	13,456,419

France - 11.16%
Altamir Amboise (A)	484,911	6,879,985
Altamir Amboise, Rights (A)*	620,694	265,522
France Telecom (A)	401,768	13,457,386
Peugeot S.A. (A)	260,452	21,496,046
Sanofi-Aventis (A)	182,866	15,483,727
TOTAL S.A. (A)	151,219	12,295,209
		69,877,875
Germany - 17.03%
Commerzbank Aktiengesellschaft (A)	423,748	17,202,734
Continental Aktiengesellschaft (A)	112,197	15,574,695
DaimlerChrysler AG, Registered Shares (A)	69,487	7,009,241
Deutsche Post AG (A)	322,362	9,358,882
Hypo Real Estate Holding AG (A)	281,994	16,084,302
Pfleiderer Ag, Registered Shares (A)	425,982	9,937,494
RWE Aktiengesellschaft (A)	143,210	17,978,594
SAP Aktiengesellschaft (A)	230,624	13,492,995
		106,638,937
Greece - 9.36%
Alpha Bank (A)	473,719	16,509,137
Coca-Cola Hellenic Bottling Company S.A. (A)	264,680	15,285,460
National Bank of Greece S.A. (A)	317,983	20,268,135
Titan Cement Company S.A. (A)	126,954	6,560,500
		58,623,232
Ireland - 3.47%
CRH public limited company (A)	410,980	16,197,988
IAWS Group, plc (A)	250,242	5,548,722
		21,746,710
Italy - 4.36%
AZIMUT HOLDING S.P.A. (A)	567,000	8,731,908
Eni S.p.A. (A)	323,515	11,989,555
UniCredito Italiano S.p.A. (A)	769,096	6,580,125
		27,301,588
Luxembourg - 1.73%
SES GLOBAL S.A., Fiduciary Deposit Receipts (A)	458,062	10,796,910

Netherlands - 3.94%
Aalberts Industries N.V. (A)	226,264	5,394,536
Akzo Nobel N.V. (A)	155,156	12,787,886
Univar N.V. (A)	85,009	6,447,588
		24,630,010
Norway - 4.60%
BW Offshore Limited (A)*	1,049,878	4,810,014
Eitzen Chemical ASA (A)(B)*	847,312	3,536,197
Statoil ASA (A)	600,698	20,473,593
		28,819,804
Spain - 5.68%
Banco Bilbao Vizcaya Argentaria, S.A. (A)	381,445	8,942,029
Banco Santander Central Hispano, S.A. (A)	474,536	9,222,897
Enagas, S.A. (A)	297,235	7,705,418
FOMENTO DE CONSTRUCCIONES Y CONTRATAS, S.A. (A)	98,848	7,999,008
Promotora de Informaciones, S.A. (A)	87,015	1,718,487
		35,587,839
Sweden - 1.83%
Investor AB, B Shares (A)	446,930	11,478,238

Switzerland - 1.51%
UBS AG (A)	175,672	9,445,624

Turkey - 1.21%
Turkiye Halk Bankasi A.S. (A)(B)*	933,013	7,575,416

United Kingdom - 21.06%
Admiral Group Plc (A)	91,833	1,691,008
Ashtead Group plc (A)	4,197,645	8,931,890
Aurora Russia Limited (A)*	1,110,000	1,930,395
British Sky Broadcasting Group plc (A)	920,220	13,085,214
Evolution Group Plc (The) (A)	2,389,703	5,243,793
IP Group plc (A)*	1,619,705	4,498,628
Imperial Tobacco Group PLC (A)	346,887	15,905,020
Investec plc (A)	356,195	3,731,317
Lloyds TSB Group plc (A)	1,022,122	11,345,061
MAXjet Airways, Inc. (A)*	150,000	365,210
MAXjet Airways, Inc. (A)(B)*	1,129,023	2,748,869
Man Group plc (A)	932,526	10,560,462
NDS Group plc, ADR*	100,000	4,994,000
Premier Brands Foods plc (A)	918,000	4,188,436
Regal Petroleum plc (A)*	667,000	2,517,831
Regal Petroleum plc (A)(B)*	1,050,000	3,963,602
Royal Bank of Scotland Group plc (The) (A)	1,765,579	18,964,911
Vodafone Group Plc (A)	4,765,992	17,210,852
		131,876,499

TOTAL COMMON STOCKS AND RIGHTS - 96.49%		$604,216,793

(Cost: $489,543,364)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 0.95%
Prudential Funding LLC,
5.23%, 10-5-07	$6,000	5,996,513

Food and Related - 0.32%
Archer Daniels Midland Company,
5.1%, 11-6-07	2,000	1,989,800

Mining - 0.56%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5%, 10-1-07	3,493	3,493,000

TOTAL SHORT-TERM SECURITIES - 1.83%		$11,479,313

(Cost: $11,479,313)

TOTAL INVESTMENT SECURITIES - 98.32%		$615,696,106

(Cost: $501,022,677)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.68%		10,494,549

NET ASSETS - 100.00%		$626,190,655

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2007, the total value of these securities amount to $17,824,084, or 2.85% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY EUROPEAN OPPORTUNITIES FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $501,023) (Notes 1 and 3)	$615,696
Receivables:
Investment securities sold	10,447
Fund shares sold	2,233
Dividends and interest	1,450
Prepaid and other assets	58

Total assets	629,884

LIABILITIES
Payable for investment securities purchased	1,790
Payable to Fund shareholders	668
Accrued management fee (Note 2)	444
Accrued service fee (Note 2)	204
Due to custodian	195
Accrued shareholder servicing (Note 2)	181
Accrued distribution fee (Note 2)	77
Accrued accounting services fee (Note 2)	9
Accrued administrative fee (Note 2)	5
Other	120

Total liabilities	3,693

Total net assets	$626,191

NET ASSETS
Capital paid in (shares authorized - unlimited)	$454,785
Accumulated undistributed income:
Accumulated undistributed net investment income	4,080
Accumulated undistributed net realized gain on investment transactions	52,587
Net unrealized appreciation in value of investments	114,739

Net assets applicable to outstanding units of capital	$626,191

Net asset value per share (net assets divided by shares outstanding):
Class A	$43.89
Class B	$42.18
Class C	$42.35
Class E	$43.95
Class I	$44.09
Class Y	$43.98
Advisor Class	$44.40
Capital shares outstanding:
Class A	10,457
Class B	1,359
Class C	1,686
Class E	2
Class I	684
Class Y	136
Advisor Class	51

Statement of Operations
      IVY EUROPEAN OPPORTUNITIES FUND
      For the Six Months Ended September 30, 2007
      (In Thousands)                                                                                                                (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1,006)	$9,660
Interest and amortization	520

Total income	10,180

Expenses (Note 2):
Investment management fee	2,648
Shareholder servicing:
Class A	638
Class B	85
Class C	76
Class E	––	*
Class I	12
Class Y	4
Advisor Class	1
Service fee:
Class A	527
Class B	73
Class C	91
Class Y	7
Distribution fee:
Class A	21
Class B	210
Class C	263
Class E	––	*
Custodian fees	116
Accounting services fee	54
Administrative fee	30
Audit fees	23
Legal fees	6
Other	149

Total expenses	5,034

Net investment income	5,146

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	42,241
Realized net loss on foreign currency transactions	(185)

Realized net gain on investments	42,056
Unrealized depreciation in value of investments during the period	(4,108)

Net gain on investments	37,948

Net increase in net assets resulting from operations	$43,094

*Not shown due to rounding.

Statement of Changes in Net Assets
      IVY EUROPEAN OPPORTUNITIES FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2007	2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$5,146	$3,038
Realized net gain on investments	42,056	42,154
Unrealized appreciation (depreciation)	(4,108)	38,366

Net increase in net assets resulting from operations	43,094	83,558

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(––)	(3,582)
Class B	(––)	(171)
Class C	(––)	(263)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(69)
Advisor Class	(––)	(33)
Realized gains on investment transactions:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(––)
Advisor Class	(––)	(––)

	(––)	(4,118)

Capital share transactions (Note 5)	68,368	99,354

Total increase	111,462	178,794
NET ASSETS
Beginning of period	514,729	335,935

End of period	$626,191	$514,729

Undistributed net investment income (loss)	$4,080	$(881)

(1)See "Financial Highlights" on pages 98 - 104.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$40.58	$33.58	$28.31	$22.30	$19.89	$13.20	$13.65

Income (loss) from investment operations:
Net investment income (loss)	0.40	0.31	0.10	(0.03)	(0.03)	0.02	0.01	(1)
Net realized and unrealized gain (loss) on investments	2.91	7.11	5.37	6.05	2.44	6.71	(0.46	)(2)

Total from investment operations	3.31	7.42	5.47	6.02	2.41	6.73	(0.45)

Less distributions from:
Net investment income	(0.00)	(0.42)	(0.20)	(0.01)	(0.00)	(0.04)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.42)	(0.20)	(0.01)	(0.00)	(0.04)	(0.00)

Net asset value, end of period	$43.89	$40.58	$33.58	$28.31	$22.30	$19.89	$13.20

Total return (3)	8.18%	22.17%	19.41%	27.02%	12.12%	51.02%	-3.30	%(2)
Net assets, end of period (in millions)	$459	$389	$235	$170	$79	$38	$20
Ratio of expenses to average net assets	1.57	%(4)	1.64%	1.72%	1.79%	1.72	%(4)	2.26%	2.15%
Ratio of net investment income (loss) to average net assets	1.91	%(4)	0.91%	0.35%	-0.07%	-0.61	%(4)	0.18%	0.06%
Portfolio turnover rate	26%	42%	62%	63%	31%	123%	69%

(1)Based on average shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$39.14	$32.40	$27.32	$21.66	$19.36	$12.93	$13.54

Income (loss) from investment operations:
Net investment income (loss)	0.25	0.09	(0.11)	(0.17)	(0.09)	(0.07)	(0.10	)(1)
Net realized and unrealized gain (loss) on investments	2.79	6.78	5.19	5.83	2.39	6.50	(0.51	)(1)

Total from investment operations	3.04	6.87	5.08	5.66	2.30	6.43	(0.61)

Less distributions from:
Net investment income	(0.00)	(0.13)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.13)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$42.18	$39.14	$32.40	$27.32	$21.66	$19.36	$12.93

Total return	7.77%	21.24%	18.59%	26.13%	11.88%	49.73%	-4.51%
Net assets, end of period (in millions)	$57	$52	$44	$40	$32	$29	$25
Ratio of expenses to average net assets	2.34	%(2)	2.40%	2.45%	2.53%	2.58	%(2)	3.00%	2.92%
Ratio of net investment income (loss) to average net assets	1.16	%(2)	0.27%	-0.30%	-0.73%	-1.57	%(2)	-0.47%	-0.70%
Portfolio turnover rate	26%	42%	62%	63%	31%	123%	69%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$39.28	$32.52	$27.42	$21.74	$19.43	$12.98	$13.59

Income (loss) from investment operations:
Net investment income (loss)	0.27	0.12	(0.09)	(0.14)	(0.08)	(0.07)	(0.10	)(1)
Net realized and unrealized gain (loss) on investments	2.80	6.81	5.19	5.82	2.39	6.52	(0.51	)(1)

Total from investment operations	3.07	6.93	5.10	5.68	2.31	6.45	(0.61)

Less distributions from:
Net investment income	(0.00)	(0.17)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.17)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$42.35	$39.28	$32.52	$27.42	$21.74	$19.43	$12.98

Total return	7.82%	21.33%	18.60%	26.13%	11.89%	49.69%	-4.49%
Net assets, end of period (in millions)	$72	$65	$51	$45	$27	$23	$19
Ratio of expenses to average net assets	2.24	%(2)	2.32%	2.42%	2.51%	2.56	%(2)	2.98%	2.92%
Ratio of net investment income (loss) to average net assets	1.27	%(2)	0.32%	-0.29%	-0.79%	-1.54	%(2)	-0.43%	-0.70%
Portfolio turnover rate	26%	42%	62%	63%	31%	123%	69%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$40.58

Income from investment operations:
Net investment income	0.50	(2)
Net realized and unrealized gain on investments	2.87	(2)

Total from investment operations	3.37

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$43.95

Total return (3)	8.01%
Net assets, end of period (in thousands)	$108
Ratio of expenses to average net assets	1.30	%(4)
Ratio of net investment income to average net assets	2.26	%(4)
Portfolio turnover rate	26	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$40.61

Income from investment operations:
Net investment income	0.29	(2)
Net realized and unrealized gain on investments	3.19	(2)

Total from investment operations	3.48

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$44.09

Total return	8.25%
Net assets, end of period (in millions)	$30
Ratio of expenses to average net assets	1.17	%(3)
Ratio of net investment income to average net assets	1.32	%(3)
Portfolio turnover rate	26	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the period from 7-24-03(1) to
9-30-07	2007	2006	2005	3-31-04	12-31-03

Net asset value, beginning of period	$40.61	$33.60	$28.33	$22.30	$19.89	$14.88

Income (loss) from investment operations:
Net investment income (loss)	0.38	0.44	0.18	0.09	(0.02)	(0.04)
Net realized and unrealized gain on investments	2.99	7.05	5.34	6.00	2.43	5.12

Total from investment operations	3.37	7.49	5.52	6.09	2.41	5.08

Less distributions from:
Net investment income	(0.00)	(0.48)	(0.25)	(0.06)	(0.00)	(0.07)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.48)	(0.25)	(0.06)	(0.00)	(0.07)

Net asset value, end of period	$43.98	$40.61	$33.60	$28.33	$22.30	$19.89

Total return	8.30%	22.38%	19.60%	27.32%	12.12%	34.14%
Net assets, end of period (in millions)	$6	$7	$4	$4	$4	$3
Ratio of expenses to average net assets	1.41	%(2)	1.44%	1.55%	1.61%	1.75	%(2)	1.51	%(2)
Ratio of net investment income (loss) to average net assets	2.08	%(2)	1.14%	0.60%	0.53%	-0.71	%(2)	-0.58	%(2)
Portfolio turnover rate	26%	42%	62%	63%	31%	123	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$40.96	$33.88	$28.55	$22.48	$20.03	$13.34	$13.80

Income (loss) from investment operations:
Net investment income (loss)	0.66	0.94	0.35	(2)	0.21	(0.01)	0.24	0.06	(2)
Net realized and unrealized gain (loss) on investments	2.78	6.73	5.32	(2)	5.99	2.46	6.58	(0.52)

Total from investment operations	3.44	7.67	5.67	6.20	2.45	6.82	(0.46)

Less distributions from:
Net investment income	(0.00)	(0.59)	(0.34)	(0.13)	(0.00)	(0.13)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.59)	(0.34)	(0.13)	(0.00)	(0.13)	(0.00)

Net asset value, end of period	$44.40	$40.96	$33.88	$28.55	$22.48	$20.03	$13.34

Total return	8.40%	22.76%	20.00%	27.64%	12.23%	51.12%	-3.33%
Net assets, end of period (in millions)	$2	$2	$2	$4	$4	$4	$6
Ratio of expenses to average net assets	1.15	%(3)	1.19%	1.25%	1.36%	1.41	%(3)	1.96%	1.81%
Ratio of net investment income (loss) to average net assets	2.42	%(3)	1.60%	1.13%	0.51%	-0.41	%(3)	1.02%	0.40%
Portfolio turnover rate	26%	42%	62%	63%	31%	123%	69%

(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF
IVY GLOBAL NATURAL RESOURCES FUND

Portfolio Highlights

On September 30, 2007, Ivy Global Natural Resources Fund had net assets totaling
$7,585,302,492 invested in a diversified portfolio of:

57.89%	Foreign Common Stocks
40.61%	Domestic Common Stocks
1.50%	Cash and Cash Equivalents, Corporate Debt Securities and Unrealized Loss Open Forwardon Open Forward Currency Contracts

Country Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2007, your Fund was invested by country and by industry, respectively, as follows:

North America	$53.89
United States	$40.61
Canada	$11.70
Mexico	$1.58
South America (1)	$12.93
Europe	$11.51
Other Europe (2)	$4.17
France	$3.03
Germany	$2.23
Luxembourg	$2.08
Pacific Basin	$10.24
China	$3.32
Other Pacific Basin (3)	$3.19
Papua New Guinea	$1.92
Thailand	$1.81
Other	$5.19
South Africa	$5.12
Cyprus	$0.07
Bahamas/Caribbean	$4.82
Cayman Islands	$4.08
Bermuda	$0.74
Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$1.42

(1)Includes $12.93 Brazil.
(2)Includes $0.81 Norway, $1.64 Russia, $0.49 Switzerland and $1.23 United Kingdom.
(3)Includes $0.15 Australia, $0.27 Hong Kong, $0.83 Japan, $0.23 Malaysia, $0.15 Philippines,
$0.42 Singapore and $1.14 Taiwan.

Sector Weightings
Energy Stocks	$43.18
Raw Materials Stocks	$27.95
Capital Goods Stocks	$7.73
Multi-Industry Stocks	$6.04
Miscellaneous Stocks	$3.95
Shelter Stocks	$3.55
Utilities Stocks	$3.08
Technology Stocks	$3.02
Cash and Cash Equivalents, Corporate Debt Securities and Unrealized Loss on Open Forward Currency Contracts	$1.50

The Investments of Ivy Global Natural Resources Fund
September 30, 2007 (Unaudited)
COMMON STOCKS	Shares	Value

Australia - 0.15%
Sino Gold Mining Limited (A)*	1,657,600	$11,060,963

Bermuda - 0.74%
Aquarius Platinum Limited (A)	500,000	17,595,548
Weatherford International Ltd.*	575,000	38,628,500
		56,224,048
Brazil - 12.85%
Aracruz Celulose S.A., ADR	500,000	36,795,000
Bradespar S.A. (A)	1,700,000	96,463,175
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (A)*	600,000	3,891,980
CPFL Energia S.A. (A)	850,000	16,554,828
CPFL Energia S.A., ADR	275,000	16,013,250
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (A)*	750,000	18,707,038
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, ADR	850,000	41,990,000
Companhia Energetica de Minas Gerais - CEMIG, ADR	3,000,000	63,990,000
Companhia Vale do Rio Doce, ADR	9,500,000	322,335,000
Cosan S.A. Industria e Comercio, Class A*	2,500,000	32,250,000
Suzano Bahia Sul Papel E Celulose S.A. (A)	9,917,200	157,658,051
Usinas Siderurgicas de Minas Gerais S.A. - USIMINA S (A)	1,200,000	93,617,021
Votorantim Celulose e Papel S.A. (A)	850,000	24,405,619
Votorantim Celulose e Papel S.A., ADR	1,750,000	50,085,000
		974,755,962
Canada - 11.70%
ARISE Technologies Corporation (A)*	5,000,000	8,445,182
Agnico-Eagle Mines Limited (A)	3,000,000	148,786,005
Canadian Oil Sands Trust (A)	1,000,000	33,177,500
Eldorado Gold Corporation (A)*	2,854,900	17,623,371
Ferus Gas Industries Trust (A)(B)(C)*	615,000	2,164,078
Goldcorp Inc. (A)	5,000,000	152,817,574
IAMGOLD Corporation (A)	10,000,000	86,965,264
Kinross Gold Corporation (A)*	5,500,000	82,169,607
MGM Energy Corp. (A)*	5,060,500	13,635,088
OPTI Canada Inc. (A)*	1,300,000	24,336,199
Pason Systems Inc. (A)	2,000,000	29,920,072
Progress Energy Trust (A)	900,000	10,885,236
Progress Energy Trust (A)(B)	826,900	10,001,113
Savanna Energy Services Corp. (A)*	800,000	13,673,151
Silver Wheaton Corp. (A)*	6,000,000	83,667,622
Suncor Energy Inc. (A)	500,000	47,484,040
Talisman Energy Inc. (A)	1,000,000	19,635,047
Trican Well Service Ltd. (A)	3,500,000	71,256,221
UTS Energy Corporation (A)*	2,000,000	11,099,382
Uranium One Inc. (A)*	1,000,000	13,220,731
Xtreme Coil Drilling Corp. (A)(B)*	650,000	6,691,801
		887,654,284
Cayman Islands - 4.08%
Neo-Neon Holdings Limited (A)*	6,972,200	9,058,474
Noble Corporation	4,700,000	230,535,000
Suntech Power Holdings Co., Ltd., ADR*	1,750,000	69,825,000
		309,418,474
China - 3.32%
LDK Solar Co., Ltd., ADR*	1,408,300	97,031,870
Xinao Gas Holdings Limited (A)	16,123,000	32,893,712
Yingli Green Energy Holding Company Limited*	4,670,200	121,752,114
		251,677,696
Cyprus - 0.07%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(C)*	3,335,000	5,002,500

France - 3.03%
Schneider Electric SA (A)	550,000	69,486,232
THEOLIA (A)*	1,000,000	26,665,146
TOTAL S.A. (A)	750,000	60,980,479
Vallourec (A)	252,616	72,763,667
		229,895,524
Germany - 2.23%
Q-Cells AG (A)*	700,000	71,667,926
SGL Carbon AG (A)*	500,000	28,968,045
Siemens AG (A)	500,000	68,623,537
		169,259,508
Hong Kong - 0.27%
Guangdong Investment Limited (A)	30,000,000	20,568,959

Japan - 0.83%
DOWA HOLDINGS Co., Ltd. (A)	2,500,000	31,667,610
Sharp Corporation (A)	1,000,000	18,151,743
Sumitomo Electric Industries, Ltd. (A)	850,000	13,541,984
		63,361,337
Luxembourg - 2.08%
Tenaris S.A., ADR	3,000,000	157,860,000

Malaysia - 0.23%
IOI Corporation Berhad (A)	1,997,500	3,546,552
Kuala Lumpur Kepong Berhad (A)	3,500,000	13,558,327
		17,104,879
Mexico - 1.58%
Cemex, S.A. de C.V., ADR*	4,000,000	119,680,000

Norway - 0.81%
Statoil ASA (A)	1,800,000	61,349,409

Papua New Guinea - 1.92%
Lihir Gold Limited (A)*	37,000,000	129,358,002
Lihir Gold Limited, ADR*	450,040	16,169,937
		145,527,939
Philippines - 0.15%
PNOC Energy Development Corporation (A)	80,000,000	11,365,150

Russia - 1.64%
OAO LUKOIL, ADR	1,500,000	124,650,000

Singapore - 0.42%
Bio-Treat Technology Limited (A)	10,000,000	6,125,883
China Energy Limited (A)*	25,000,000	25,580,613
		31,706,496
South Africa - 5.12%
Anglo Platinum Limited (A)	325,000	49,184,242
Gold Fields Limited (A)	5,500,000	99,113,843
Gold Fields Limited, ADR	8,000,000	144,720,000
Impala Platinum Holdings Limited (A)	2,296,200	79,991,871
Mvelaphanda Resources Limited (A)*	2,000,000	15,673,581
		388,683,537
Switzerland - 0.49%
Givaudan SA, Registered Shares (A)	40,000	36,968,005

Taiwan - 1.14%
Everlight Electronics Co., Ltd. (A)*	7,724,406	33,728,447
Motech Industries Inc. (A)	3,395,013	36,930,583
Motech Industries Inc., GDR (B)	1,481,681	16,117,578
		86,776,608
Thailand - 1.81%
PTT Public Company Limited (A)	9,000,000	88,227,571
Thai Oil Public Company Limited (A)	19,440,000	48,777,243
		137,004,814
United Kingdom - 1.23%
BG Group plc (A)	2,511,700	43,475,288
Randgold Resources Limited, ADR	1,500,000	49,815,000
		93,290,288
United States - 40.61%
Allegheny Technologies Incorporated	850,000	93,457,500
Andersons, Inc. (The)	734,000	35,228,330
Arch Coal, Inc.	2,472,900	83,435,646
Bunge Limited	560,000	60,172,000
Burlington Northern Santa Fe Corporation	400,000	32,468,000
CONSOL Energy Inc.	5,684,300	264,888,380
Cameron International Corporation*	450,000	41,530,500
Celanese Corporation, Series A	750,000	29,235,000
Chevron Corporation	350,000	32,753,000
ConocoPhillips	1,500,000	131,655,000
Cytec Industries Inc.	400,000	27,356,000
Diamond Offshore Drilling, Inc.	1,785,000	202,222,650
First Solar, Inc.*	115,000	13,527,450
Foundation Coal Holdings, Inc.	500,000	19,600,000
General Electric Company	1,750,000	72,450,000
GlobalSanteFe Corporation	1,150,000	87,423,000
Halliburton Company	6,500,000	249,600,000
Helix Energy Solutions Group, Inc.*	2,000,000	84,920,000
Konarka Technologies, Inc. (B)(C)*	3,500,000	10,850,000
MEMC Electronic Materials, Inc.*	2,100,000	123,606,000
Oceaneering International, Inc.*	1,000,000	75,800,000
Peabody Energy Corporation	4,500,000	215,415,000
Praxair, Inc.	1,250,000	104,700,000
Smith International, Inc.	2,500,000	178,500,000
Sunoco, Inc.	1,900,000	134,482,000
SunPower Corporation, Class A*	400,000	33,094,000
Superior Energy Services, Inc.*	1,750,000	62,020,000
Tesoro Corporation	3,250,000	149,565,000
Ultra Petroleum Corp.*	900,000	55,836,000
Valero Energy Corporation	4,750,000	319,105,000
W-H Energy Services, Inc.*	750,000	55,312,500
		3,080,207,956

TOTAL COMMON STOCKS - 98.50%		$7,471,054,336

(Cost: $5,588,434,445)

CORPORATE DEBT SECURITIES - 0.08%	Principal Amount in Thousands

Brazil
Bahia Sul Celulose S.A.,
0.0%, 12-1-12 (B)(D)	BRL10,692	$6,335,526
(Cost: $5,244,566)

UNREALIZED LOSS ON OPEN FORWARD CURRENCY CONTRACTS - (0.64%)	Face Amount in Thousands

Canadian Dollar, 10-3-07 (D)	CAD71,000	(4,090,134)
Canadian Dollar, 10-10-07 (D)	62,000	(3,582,794)
Canadian Dollar, 10-17-07 (D)	87,500	(3,243,083)
Canadian Dollar, 10-24-07 (D)	85,000	(4,523,286)
Canadian Dollar, 10-31-07 (D)	73,000	(4,674,761)
Canadian Dollar, 11-7-07 (D)	75,700	(4,918,438)
Canadian Dollar, 11-14-07 (D)	70,700	(2,890,816)
Canadian Dollar, 11-28-07 (D)	61,000	(3,128,062)
Canadian Dollar, 12-5-07 (D)	77,500	(2,895,842)
Canadian Dollar, 12-12-07 (D)	50,000	(2,442,243)
Canadian Dollar, 12-19-07 (D)	77,500	(2,055,624)
Canadian Dollar, 12-28-07 (D)	77,500	(555,448)
South African Rand, 10-3-07 (D)	ZAR157,000	(943,535)
South African Rand, 10-10-07 (D)	9,500	(464,551)
South African Rand, 10-11-07 (D)	103,000	(480,050)
South African Rand, 10-17-07 (D)	120,000	(354,897)
South African Rand, 10-24-07 (D)	120,000	(353,647)
South African Rand, 10-31-07 (D)	125,150	(832,589)
South African Rand, 11-7-07 (D)	99,000	(480,708)
South African Rand, 11-14-07 (D)	131,150	(638,638)
South African Rand, 11-21-07 (D)	130,000	(1,152,098)
South African Rand, 11-28-07 (D)	130,000	(897,417)
South African Rand, 12-5-07 (D)	130,000	(1,042,873)
South African Rand, 12-12-07 (D)	146,000	(963,002)
South African Rand, 12-20-07 (D)	119,000	(701,268)
South African Rand, 12-21-07 (D)	127,000	(273,366)
		$(48,579,170)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Banks - 0.32%
Lloyds TSB Bank PLC:
4.97%, 10-17-07	$7,000	$6,984,538
5.59%, 10-17-07	17,750	17,705,901
		24,690,439
Capital Equipment - 0.22%
Deere (John) Capital Corporation:
5.26%, 10-5-07	6,000	5,996,493
5.18%, 11-20-07	10,867	10,788,818
		16,785,311
Chemicals - Specialty - 0.02%
Air Products and Chemicals, Inc.,
5.05%, 10-1-07	1,469	1,469,000

Finance Companies - 0.16%
Unilever Capital Corporation,
5.32%, 10-5-07	12,000	11,992,907

Food and Related - 0.20%
Archer Daniels Midland Company,
5.1%, 11-6-07	15,000	14,923,500

Household - General Products - 0.20%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
5.2%, 10-9-07	15,000	14,982,667

Mining - 0.17%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited):
5.0%, 10-1-07	10,649	10,649,000
5.1%, 10-1-07	2,104	2,104,000
		12,753,000
Multiple Industry - 0.05%
Honeywell International Inc.,
4.76%, 11-21-07	4,000	3,973,026

Security and Commodity Brokers - 0.06%
UBS Finance Delaware LLC (UBS AG),
5.52%, 10-15-07	5,000	4,989,267

Total Commercial Paper - 1.40%		106,559,117

Municipal Obligation - Taxable - 0.02%
Washington
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Seaport Landing Retirement Project), Series 2005B (Bank of America),
5.06%, 10-1-07 (E)	1,320	1,320,000

TOTAL SHORT-TERM SECURITIES - 1.42%		$107,879,117

(Cost: $107,879,117)

TOTAL INVESTMENT SECURITIES - 99.36%		$7,536,689,809

(Cost: $5,701,558,128)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.64%		48,612,683

NET ASSETS - 100.00%		$7,585,302,492

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transacations exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2007, the total value of these securities amount to $57,162,596, or 0.75% of net assets.
(C)Securities valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.
(D)Principal amounts are denominated in the indicated foreign currency, were applicable (BRL - Brazilian Real, CAD - Canadian Dollar, ZAR - South African Rand).
(E)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY GLOBAL NATURAL RESOURCES FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $5,701,558) (Notes 1 and 3)	$7,536,690
Cash denominated in foreign currencies (cost - $843)	842
Receivables:
Fund shares sold	57,603
Investment securities sold	46,898
Dividends and interest	10,581
Prepaid and other assets	109

Total assets	7,652,723

LIABILITIES
Payable for investment securities purchased	50,736
Payable to Fund shareholders	4,684
Accrued management fee (Note 2)	4,665
Accrued service fee (Note 2)	3,022
Accrued shareholder servicing (Note 2)	1,531
Accrued distribution fee (Note 2)	1,161
Due to custodian	404
Accrued accounting services fee (Note 2)	15
Accrued administrative fee (Note 2)	8
Other	1,195

Total liabilities	67,421

Total net assets	$7,585,302

NET ASSETS
Capital paid in (shares authorized - unlimited)	$5,043,067
Accumulated undistributed income:
Accumulated undistributed net investment income	12,828
Accumulated undistributed net realized gain on investment transactions	694,251
Net unrealized appreciation in value of investments	1,835,156

Net assets applicable to outstanding units of capital	$7,585,302

Net asset value per share (net assets divided by shares outstanding):
Class A	$40.23
Class B	$37.68
Class C	$36.95
Class E	$40.12
Class I	$40.63
Class R	$40.10
Class Y	$40.46
Advisor Class	$40.05
Capital shares outstanding:
Class A	121,888
Class B	9,404
Class C	44,417
Class E	39
Class I	1,087
Class R	292
Class Y	15,523
Advisor Class	10

See Notes to Financial Statements.

Statement of Operations
      IVY GLOBAL NATURAL RESOURCES FUND
      For the Six Months Ended September 30, 2007
      (In Thousands)                                                                                                               (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $3,370)	$47,675
Interest and amortization (net of foreign withholding taxes of $37)	9,513

Total income	57,188

Expenses (Note 2):
Investment management fee	25,378
Service fee:
Class A	4,968
Class B	413
Class C	1,735
Class R	9
Class Y	537
Distribution fee:
Class A	219
Class B	1,174
Class C	5,204
Class E	1
Class R	9
Shareholder servicing:
Class A	3,427
Class B	315
Class C	857
Class E	5
Class I	18
Class R	7
Class Y	334
Advisor Class	––	*
Custodian fees	796
Accounting services fee	87
Administrative fee	50
Audit fees	28
Legal fees	27
Other	1,084

Total	46,682
Less expenses in excess of voluntary limit (Note 2)	(132)

Total expenses	46,550

Net investment income	10,638

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	$619,676
Realized net loss on forward currency contracts	(36,329)
Realized net loss on foreign currency transactions	(2,773)

Realized net gain on investments	580,574

Unrealized appreciation in value of securities during the period	935,796
Unrealized depreciation in value of forward currency contracts during the period	(44,790)
Unrealized appreciation in value of foreign currency exchange transactions during the period	66

Unrealized appreciation in value of investments during the period	891,072

Net gain on investments	1,471,646

Net increase in net assets resulting from operations	$1,482,284

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY GLOBAL NATURAL RESOURCES FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2007	2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$10,638	$14,992
Realized net gain on investments	580,574	369,398
Unrealized appreciation	891,072	225,771

Net increase in net assets resulting from operations	1,482,284	610,161

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(––)	(14,592)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	NA
Class I	(––)	NA
Class R	(––)	(4)
Class Y	(––)	(1,219)
Advisor Class	(––)	(2)
Realized gains on investment transactions:
Class A	(––)	(261,685)
Class B	(––)	(23,885)
Class C	(––)	(96,422)
Class E	(––)	NA
Class I	(––)	NA
Class R	(––)	(115)
Class Y	(––)	(17,486)
Advisor Class	(––)	(28)

	(––)	(415,438)

Capital share transactions (Note 5)	1,017,965	1,406,805

Total increase	2,500,249	1,601,528
NET ASSETS
Beginning of period	5,085,053	3,483,525

End of period	$7,585,302	$5,085,053

Undistributed net investment income	$12,828	$4,963

(1)See "Financial Highlights" on pages 119 - 126.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended				For the fiscal year ended December 31,
	9-30-07		2007	2006		2005	3-31-04				2003	2002

Net asset value, beginning of period	$31.67		$30.13		$22.65		$17.63		$16.69		$11.50		$11.05

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.17	(1)	0.12		(0.04)		0.03		0.10		(0.11	)(1)
Net realized and unrealized gain on investments	8.48		4.40	(1)	8.88		5.06		0.91		5.14		0.63	(1)(2)

Total from investment operations	8.56		4.57		9.00		5.02		0.94		5.24		0.52

Less distributions from:
Net investment income	(0.00)		(0.16)		(0.00)		(0.00)*		(0.00)		(0.05)		(0.00)
Capital gains	(0.00)		(2.87)		(1.52)		(0.00)		(0.00)		(0.00)		(0.07)

Total distributions	(0.00)		(3.03)		(1.52)		(0.00)*		(0.00)		(0.05)		(0.07)

Net asset value, end of period	$40.23		$31.67		$30.13		$22.65		$17.63		$16.69		$11.50

Total return (3)	27.03%		15.47%		40.76%		28.50%		5.63%		45.61%		4.66	%(2)
Net assets, end of period (in millions)	$4,904		$3,360	$2,343		$895		$192			$95	$17
Ratio of expenses to average net assets including reimbursement	1.29	%(4)	1.31%		1.40%		1.55%		1.65	%(4)	1.89%		2.22%
Ratio of net investment income (loss) to average net assets including reimbursement	0.53	%(4)	0.57%		0.73%		-0.52%		-0.80	%(4)	-0.66%		-0.91%
Ratio of expenses to average net assets excluding reimbursement	1.29	%(4)(5)	1.31	%(5)	1.40	%(5)	1.55	%(5)	1.65	%(4)(5)	1.89	%(5)	2.38%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.53	%(4)(5)	0.57	%(5)	0.73	%(5)	-0.52	%(5)	-0.80	%(4)(5)	-0.66	%(5)	-1.07%
Portfolio turnover rate	65%		106%		104%		110%		29%		58%		67%

*Not shown due to rounding.

(1)Based on average shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended				For the fiscal year ended December 31,
	9-30-07		2007	2006		2005	3-31-04				2003	2002

Net asset value, beginning of period	$29.78		$28.57		$21.72		$17.04		$16.16		$11.19		$10.81

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.05)		0.03		(0.04)		(0.01)		(0.06)		(0.19	)(1)
Net realized and unrealized gain on investments	7.94		4.13		8.34		4.72		0.89		5.03		0.57	(1)

Total from investment operations	7.90		4.08		8.37		4.68		0.88		4.97		0.38

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(2.87)		(1.52)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(2.87)		(1.52)		(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$37.68		$29.78		$28.57		$21.72		$17.04		$16.16		$11.19

Total return	26.53%		14.55%		39.59%		27.46%		5.45%		44.42%		3.52%
Net assets, end of period (in millions)	$354		$272	$223		$110		$30			$21	$9
Ratio of expenses to average net assets including reimbursement	2.08	%(2)	2.12%		2.23%		2.39%		2.42	%(2)	2.90%		2.93%
Ratio of net investment loss to average net assets including reimbursement	-0.26	%(2)	-0.24%		-0.10%		-1.35%		-1.59	%(2)	-1.54%		-1.62%
Ratio of expenses to average net assets excluding reimbursement	2.08	%(2)(3)	2.12	%(3)	2.23	%(3)	2.39	%(3)	2.42	%(2)(3)	2.90	%(3)	3.09%
Ratio of net investment loss to average net assets excluding reimbursement	-0.26	%(2)(3)	-0.24	%(3)	-0.10	%(3)	-1.35	%(3)	-1.59	%(2)(3)	-1.54	%(3)	-1.78%
Portfolio turnover rate	65%		106%		104%		110%		29%		58%		67%

(1)Based on average shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended				For the fiscal year ended December 31,
	9-30-07		2007	2006		2005	3-31-04				2003	2002

Net asset value, beginning of period	$29.19		$28.04		$21.32		$16.72		$15.86		$10.97		$10.61

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.03)		0.02		(0.09)		0.00		0.04		(0.18	)(1)
Net realized and unrealized gain on investments	7.78		4.05		8.22		4.69		0.86		4.85		0.55	(1)

Total from investment operations	7.76		4.02		8.24		4.60		0.86		4.89		0.37

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(2.87)		(1.52)		(0.00)		(0.00)		(0.00)		(0.01)

Total distributions	(0.00)		(2.87)		(1.52)		(0.00)		(0.00)		(0.00)		(0.01)

Net asset value, end of period	$36.95		$29.19		$28.04		$21.32		$16.72		$15.86		$10.97

Total return	26.58%		14.65%		39.72%		27.51%		5.42%		44.58%		3.46%
Net assets, end of period (in millions)	$1,641		$1,138	$801		$312		$64			$34	$5
Ratio of expenses to average net assets including reimbursement	1.99	%(2)	2.04%		2.15%		2.31%		2.38	%(2)	2.65%		2.94%
Ratio of net investment loss to average net assets including reimbursement	-0.18	%(2)	-0.16%		-0.02%		-1.28%		-1.54	%(2)	-1.48%		-1.64%
Ratio of expenses to average net assets excluding reimbursement	1.99	%(2)(3)	2.04	%(3)	2.15	%(3)	2.31	%(3)	2.38	%(2)(3)	2.65	%(3)	3.10%
Ratio of net investment loss to average net assets excluding reimbursement	-0.18	%(2)(3)	-0.16	%(3)	-0.02	%(3)	-1.28	%(3)	-1.54	%(2)(3)	-1.48	%(3)	-1.80%
Portfolio turnover rate	65%		106%		104%		110%		29%		58%		67%

(1)Based on average shares outstanding
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                     (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$31.67

Income (loss) from investment operations:
Net investment loss	(0.12	)(2)
Net realized and unrealized gain on investments	8.57	(2)

Total from investment operations	8.45

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$40.12

Total return (3)	25.44%
Net assets, end of period (in millions)	$2
Ratio of expenses to average net assets	2.28	%(4)
Ratio of net investment loss to average net assets	-0.57	%(4)
Portfolio turnover rate	65	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                     (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$31.84

Income from investment operations:
Net investment income	0.12	(2)
Net realized and unrealized gain on investments	8.67	(2)

Total from investment operations	8.79

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$40.63

Total return	26.34%
Net assets, end of period (in millions)	$44
Ratio of expenses to average net assets	1.03	%(3)
Ratio of net investment income to average net assets	0.66	%(3)
Portfolio turnover rate	65	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class R Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended	For the period from 12-29-05(1) to
	9-30-07		3-31-07	3-31-06

Net asset value, beginning of period	$31.62		$30.10	$26.11

Income from investment operations:
Net investment income	0.05		0.05 (2)	0.06
Net realized and unrealized gain on investments	8.43		4.44 (2)	3.93

Total from investment operations	8.48		4.49	3.99

Less distributions from:
Net investment income	(0.00)		(0.10)	(0.00)
Capital gains	(0.00)		(2.87)	(0.00)

Total distributions	(0.00)		(2.97)	(0.00)

Net asset value, end of period	$40.10		$31.62	$30.10

Total return	26.85%		15.20%	15.28%
Net assets, end of period (in thousands)	$11,728		$3,893	$115
Ratio of expenses to average net assets	1.57	%(3)	1.58%	1.69	%(3)
Ratio of net investment income to average net assets	0.22	%(3)	0.23%	0.82	%(3)
Portfolio turnover rate	65%		106%	104	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended March 31, 2006.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended			For the period from 7-24-03(1) to
	9-30-07		2007	2006		2005	3-31-04			12-31-03

Net asset value, beginning of period	$31.84		$30.27		$22.70		$17.66		$16.70		$12.60

Income (loss) from investment operations:
Net investment income (loss)	0.07		0.21	(2)	0.24	(2)	(0.02)		0.01		0.00
Net realized and unrealized gain on investments	8.55		4.43	(2)	8.85	(2)	5.13		0.95		4.16

Total from investment operations	8.62		4.64		9.09		5.11		0.96		4.16

Less distributions from:
Net investment income	(0.00)		(0.20)		(0.00)		(0.07)		(0.00)		(0.06)
Capital gains	(0.00)		(2.87)		(1.52)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(3.07)		(1.52)		(0.07)		(0.00)		(0.06)

Net asset value, end of period	$40.46		$31.84		$30.27		$22.70		$17.66		$16.70

Total return	27.07%		15.63%		41.07%		28.98%		5.75%		33.03%
Net assets, end of period (in millions)	$628		$311	$116		$21		$4			$1
Ratio of expenses to average net assets including reimbursement	1.20	%(3)(4)	1.20	%(4)	1.20	%(4)	1.20	%(4)	1.20	%(3)(4)	1.39	%(3)
Ratio of net investment income (loss) to average net assets including reimbursement	0.60	%(3)(4)	0.66	%(4)	0.91	%(4)	-0.19	%(4)	-0.35	%(3)(4)	-0.54	%(3)
Ratio of expenses to average net assets excluding reimbursement	1.26	%(3)(4)	1.27	%(4)	1.35	%(4)	1.48	%(4)	1.63	%(3)(4)	1.39	%(3)(5)
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.54	%(3)(4)	0.59	%(4)	0.76	%(4)	-0.47	%(4)	-0.79	%(3)(4)	-0.54	%(3)(5)
Portfolio turnover rate	65%		106%		104%		110%		29%		58	%(6)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)See Note 2.
(5)There was no waiver of expenses during the period.
(6)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended				For the fiscal year ended December 31,
	9-30-07		2007	2006		2005	3-31-04				2003	2002

Net asset value, beginning of period	$31.48		$29.92		$22.45		$17.47		$16.54		$11.43		$11.02

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31		0.13		(0.14)		(0.03)		(0.58)		(0.07)
Net realized and unrealized gain on investments	8.41		4.34		8.86		5.14		0.96		5.78		0.56

Total from investment operations	8.57		4.65		8.99		5.00		0.93		5.20		0.49

Less distributions from:
Net investment income	(0.00)		(0.22)		(0.00)		(0.02)		(0.00)		(0.09)		(0.00)
Capital gains	(0.00)		(2.87)		(1.52)		(0.00)		(0.00)		(0.00)		(0.08)

Total distributions	(0.00)		(3.09)		(1.52)		(0.02)		(0.00)		(0.09)		(0.08)

Net asset value, end of period	$40.05		$31.48		$29.92		$22.45		$17.47		$16.54		$11.43

Total return	27.22%		15.86%		41.09%		28.63%		5.62%		45.55%		4.46%
Net assets, end of period (in thousands)	$385		$322	$368		$476		$512			$484	$570
Ratio of expenses to average net assets including reimbursement	0.96	%(2)	0.95%		1.25%		1.47%		1.57	%(2)	2.19%		1.82%
Ratio of net investment income (loss) to average net assets including reimbursement	0.86	%(2)	0.94%		0.97%		-0.36%		-0.74	%(2)	-0.41%		-0.51%
Ratio of expenses to average net assets excluding reimbursement	0.96	%(2)(3)	0.95	%(3)	1.25	%(3)	1.47	%(3)	1.57	%(2)(3)	2.19	%(3)	1.98%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.86	%(2)(3)	0.94	%(3)	0.97	%(3)	-0.36	%(3)	-0.74	%(2)(3)	-0.41	%(3)	-0.67%
Portfolio turnover rate	65%		106%		104%		110%		29%		58%		67%

(1)See Note 5 to financial statements.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL BALANCED FUND

Portfolio Highlights

On September 30, 2007, Ivy International Balanced Fund had net assets totaling
$335,226,625 invested in a diversified portfolio of:

65.81%	Foreign Common Stocks
26.33%	Other Government Securities
3.73%	Cash and Cash Equivalents
2.85%	Foreign Corporate Debt Securities
1.28%	Domestic Corporate Debt Securities

Country Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2007, your Fund was invested by country and by industry, respectively, as follows:

Europe	$66.57
United Kingdom	$16.96
Other Europe (1)	$11.44
Sweden	$9.40
France	$8.17
Germany	$8.07
Norway	$4.75
Netherlands	$4.55
Switzerland	$3.23
Pacific Basin	$27.05
Singapore	$5.02
Other Pacific Basin (2)	$4.79
Malaysia	$4.66
Japan	$4.36
South Korea	$4.31
Taiwan	$3.91
Cash and Cash Equivalents	$3.73
Other (3)	$2.65

(1)Includes $0.18 Austria, $0.81 Belgium, $0.50 Denmark, $1.82 Finland, $0.24 Ireland,
$2.44 Italy, $2.89 Poland and $2.56 Spain.
 (2)Includes $3.01 Australia, $0.93 China, $0.76 Hong Kong and $0.09 New Zealand.
(3)Includes $0.24 Canada, $1.10 Cayman Islands, $1.02 Israel and $0.29 Supernational.

Sector Weightings
Other Government Securities	$26.33
Financial Services Stocks	$16.20
Utilities Stocks	$11.37
Technology Stocks	$6.27
Energy Stocks	$5.03
Consumer Durables Stocks	$4.92
Health Care Stocks	$4.18
Consumer Services Stocks	$4.16
Corporate Debt Securities	$4.13
Miscellaneous Stocks	$3.91
Cash and Cash Equivalents	$3.73
Business Equipment and Services Stocks	$2.86
Retail Stocks	$2.70
Capital Goods Stocks	$2.18
Shelter Stocks	$2.03

The Investments of Ivy International Balanced Fund
September 30, 2007 (Unaudited)
COMMON STOCKS	Shares	Value

Australia - 1.58%
National Australia Bank Limited (A)	54,242	$1,911,309
Telekom Austria Aktiengesellschaft (A)	128,820	3,370,712
		5,282,021
Belgium - 0.59%
Belgacom SA (A)	42,790	1,985,465

Cayman Island- 1.10%
ACE Limited	46,490	2,815,899
XL Capital Ltd, Class A	10,870	860,904
		3,676,803
China - 0.93%
China Telecom Corporation Limited (A)	3,774,000	2,844,876
China Telecom Corporation Limited (A)(B)	360,000	271,371
		3,116,247
Denmark - 0.50%
Vestas Wind Systems A/S (A)*	21,080	1,665,330

Finland - 1.50%
Stora Enso Oyj, Class R (A)	104,960	2,044,452
UPM-Kymmene Corporation (A)	124,110	3,001,477
		5,045,929
France - 8.17%
AXA S.A. (A)	109,570	4,902,831
France Telecom (A)	220,724	7,393,242
Sanofi-Aventis (A)	69,548	5,888,805
THOMSON (A)	231,400	3,524,009
TOTAL S.A. (A)	41,440	3,369,375
Vivendi Universal (A)	54,670	2,307,508
		27,385,770
Germany - 3.87%
Bayerische Motoren Werke Aktiengesellschaft (A)	47,660	3,082,007
Deutsche Post AG (A)	70,260	2,039,803
E.ON AG (A)	5,810	1,072,293
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	17,210	3,298,242
Siemens AG (A)	25,310	3,473,723
		12,966,068
Hong Kong - 0.76%
Hutchison Whampoa Limited, Ordinary Shares (A)	239,000	2,556,372

Israel - 1.02%
Check Point Software Technologies Ltd.*	135,710	3,416,499

Italy - 2.44%
Eni S.p.A. (A)	83,858	3,107,800
Mediaset S.p.A. (A)	341,234	3,522,842
UniCredito Italiano S.p.A. (A)	179,693	1,537,393
		8,168,035
Japan - 4.36%
AIFUL Corporation (A)	54,200	849,345
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	189	1,661,864
Konica Minolta Holdings, Inc. (A)	76,500	1,296,700
NGK SPARK PLUG CO., LTD. (A)	176,000	2,735,037
Nissan Motor Co., Ltd. (A)	234,000	2,344,787
Promise Co., Ltd. (A)	46,200	1,126,192
Sony Corporation (A)	61,500	2,982,240
USS Co., Ltd. (A)	24,690	1,622,857
		14,619,022
Netherlands - 4.55%
Akzo Nobel N.V. (A)	16,030	1,321,185
ING Groep N.V., Certicaaten Van Aandelen (A)	138,500	6,147,963
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	40,460	1,826,005
Reed Elsevier NV (A)	183,940	3,493,677
Vedior N.V. (A)	111,960	2,463,379
		15,252,209
Norway - 1.50%
Norske Skogindustrier ASA (A)	163,411	1,748,915
Telenor ASA (A)	163,300	3,271,301
		5,020,216
Singapore - 2.44%
DBS Group Holdings Ltd (A)	33,000	479,838
Flextronics International Ltd.*	237,690	2,658,563
Singapore Telecommunications Limited (A)	931,000	2,519,435
Venture Corporation Limited (A)	226,000	2,510,266
		8,168,102
South Korea - 2.89%
KT Corporation, ADR	48,730	1,220,687
Kookmin Bank, ADR	16,440	1,347,916
SK Telecom Co., Ltd., ADR	41,000	1,217,700
Samsung Electronics Co., Ltd. (A)	7,368	4,629,152
Samsung Electronics Co., Ltd., GDR (B)	4,010	1,259,766
		9,675,221
Spain - 2.41%
Gamesa Corporacion Tecnologica, S.A. (A)	53,110	2,169,718
Repsol YPF, S.A. (A)	70,566	2,520,610
Telefonica, S.A., ADR	40,135	3,362,510
Telefonica, S.A., Brazilian Depositary Receipts (A)	569	15,831
		8,068,669
Sweden - 1.10%
Nordea Bank AB, Finnish Depositary Receipts (A)	89,560	1,559,309
Securitas AB, Class B (A)	105,270	1,388,549
Securitas Systems AB, Class B (A)	204,730	756,129
		3,703,987
Switzerland - 3.23%
Lonza Group Ltd, Registered Shares (A)	5,800	632,682
Nestle S.A., Registered Shares (A)	7,930	3,562,285
Novartis AG, Registered Shares (A)	77,210	4,260,891
Swiss Reinsurance Company, Registered Shares (A)	26,800	2,387,082
		10,842,940
Taiwan - 3.91%
Chunghwa Telecom Co., Ltd., ADR	175,623	3,245,513
Compal Electronics Inc., GDR	55,073	311,350
Compal Electronics Inc., GDR (B)	134,498	760,372
Lite-On Technology Corporation (A)	343,233	536,384
Lite-On Technology Corporation, GDR (A)	259,309	3,985,293
Mega Financial Holding Company (A)	6,790,000	4,286,012
		13,124,924
Thailand - 0.00%
Advanced Info Service Public Company Limited (A)	3,000	7,790

United Kingdom - 16.96%
Aviva plc (A)	296,630	4,466,807
BAE Systems plc (A)	93,350	942,553
BP p.l.c. (A)	424,390	4,927,599
British Sky Broadcasting Group plc (A)	230,870	3,282,892
Compass Group PLC (A)	560,920	3,465,869
Fiberweb plc (A)	51,523	62,195
GlaxoSmithKline plc (A)	145,100	3,850,452
Group 4 Securicor plc (A)	897,590	3,709,657
HSBC Holdings plc (A)	190,630	3,527,802
INVESCO PLC (A)	26,400	357,304
Kingfisher plc (A)	707,280	2,587,398
Old Mutual plc (A)	1,645,380	5,396,399
Pearson plc (A)	86,110	1,334,568
Rentokil Initial plc (A)	376,520	1,285,727
Royal Bank of Scotland Group plc (The) (A)	500,230	5,373,205
Royal Dutch Shell plc, Class B (A)	71,241	2,932,664
tesco plc (A)	157,950	1,419,501
Unilever PLC (A)	52,092	1,646,660
Vodafone Group Plc (A)	1,678,588	6,061,680
Vodafone Group Plc, ADR	6,590	239,217
		56,870,149

TOTAL COMMON STOCKS - 65.81%		$220,617,768

(Cost: $181,343,434)

CORPORATE DEBT SECURITIES - 4.13%	Principal Amount in Thousands

Germany
KfW, Frankfurt/Main, Federal Republic of Germany:
0.60%, 8-08-11 (C)(D)	JPY950,000	8,270,537
0.60%, 8-08-11 (C)(D)	640,000	5,571,730
(Cost: $13,829,440)		$13,842,267

OTHER GOVERNMENT SECURITIES

Australia - 1.43%
New South Wales Treasury Corporation,
8.0%, 3-01-08 (C)	AUD4,350	3,878,056
Queensland Treasury Corporation,
6.0%, 7-14-09 (C)	1,050	921,260
		4,799,316
Austria - 0.18%
Republic of Austria:
5.5%, 10-20-07 (C)	EUR360	513,483
4.0%, 7-15-09 (C)	70	99,623
		613,106
Belgium - 0.22%
Belgium Government Bond:
7.5%, 7-29-08 (C)	405	592,998
5.0%, 9-28-12 (C)	100	147,209
		740,207
Canada - 0.24%
Canadian Government Bond
6.0%, 6-01-11 (C)	CAD748	797,491

Finland - 0.32%
Finland Government Bond:
3.0%, 7-04-08 (C)	EUR400	565,757
5.0%, 4-25-09 (C)	60	86,653
5.75%, 2-23-11 (C)	280	418,493
		1,070,903
Germany - 0.07%
Deutsche Bundesrepublik,
5.0%, 7-04-11 (C)	170	249,297

Ireland - 0.24%
Ireland Government Bond,
5.0%, 4-18-13 (C)	540	796,475

Malaysia - 4.66%
Bank Negara Monetary Notes:
0.0%, 12-06-07 (C)	MYR3,400	991,785
0.0%, 12-13-07 (C)	8,665	2,525,955
0.0%, 12-21-07 (C)	19,200	5,592,884
3.546%, 1-11-08 (C)	8,250	2,423,256
3.569%, 2-14-08 (C)	1,450	426,095
0.0%, 2-28-08 (C)	1,160	335,778
3.17%, 5-15-08 (C)	1,400	410,577
0.0%, 9-23-08 (C)	4,530	1,287,429
Malaysian Government Bond,
7.0%, 3-15-09 (C)	580	178,544
Malaysian Treasury Bills:
0.0%, 1-04-08 (C)	400	116,398
0.0%, 2-29-08 (C)	800	231,617
0.0%, 3-28-08 (C)	500	144,393
0.0%, 5-09-08 (C)	2,000	575,388
0.0%, 6-06-08 (C)	1,300	373,005
		15,613,104
New Zealand - 0.09%
New Zealand Government Bond,
6.0%, 11-15-11 (C)	NZD410	303,042

Norway - 3.25%
Norway Government Bond,
5.5%, 5-15-09 (C)	NOK32,920	6,166,868
Norway Treasury Bills:
0.0%, 12-19-07 (C)	23,805	4,376,946
0.0%, 6-18-08 (C)	370	66,290
0.0%, 9-17-08 (C)	1,550	274,337
		10,884,441
Poland - 2.89%
Poland Government Bond:
5.75%, 6-24-08 (C)	PLN1,200	455,918
6.0%, 5-24-09 (C)	9,425	3,605,206
6.25%, 10-24-15 (C)	3,250	1,270,772
5.75%, 9-23-22 (C)	11,570	4,369,334
		9,701,230
Singapore - 2.58%
Singapore Government Bond:
2.625%, 10-01-07 (C)	SGD6,450	4,341,972
4.375%, 1-15-09 (C)	6,200	4,300,976
		8,642,948
South Korea - 1.42%
South Korea Treasury Bond:
4.5%, 9-09-08 (C)	KRW1,000,000	1,083,807
4.25%, 9-10-08 (C)	2,300,000	2,487,026
4.75%, 6-10-09 (C)	1,100,000	1,188,151
		4,758,984
Spain - 0.15%
Spain Government Bond,
6.0%, 1-31-08 (C)	EUR350	501,815

Supranational - 0.29%
European Investment Bank,
0.78125%, 9-21-11 (C)(D)	JPY110,000	957,409

Sweden - 8.30%
Sweden Government Bond:
6.5%, 5-05-08 (C)	SEK118,100	18,599,912
5.0%, 1-28-09 (C)	51,100	8,032,821
Sweden Treasury Bills:
0.0%, 6-18-08 (C)	4,000	603,772
0.0%, 9-17-08 (C)	4,000	597,513
		27,834,018

TOTAL OTHER GOVERNMENT SECURITIES - 26.33%		$88,263,786

(Cost: $82,005,985)

SHORT-TERM SECURITIES

Chemicals - Petroleum and Inorganic - 0.89%
E.I. du Pont de Nemours and Company,
4.75%, 10-09-07	$3,000	2,996,833

Chemicals - Specialty- 0.29%
Air Products and Chemicals, Inc.,
5.05%, 10-01-07	964	964,000

Finance Companies - 1.79%
Prudential Funding LLC,
5.23%, 10-05-07	6,000	5,996,513

Household - General Products - 0.89%
Clorox Co.,
5.42%, 10-09-07	3,000	2,996,387

Leisure Time Industry - 0.60%
Walt Disney Company (The),
5.2%, 10-11-07	2,000	1,997,111

Publishing - 0.59%
Gannett Co., Inc.,
5.35%, 10-25-07	2,000	1,992,867

Retail - General Merchandise - 0.60%
Target Corporation,
5.0%, 10-19-07	2,000	1,995,000

TOTAL SHORT-TERM SECURITIES - 5.65%		$18,938,711

(Cost: $18,938,711)

TOTAL INVESTMENT SECURITIES - 101.92%		$341,662,532

(Cost: $296,117,570)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.92%)		(6,435,907)

NET ASSETS - 100.00%		$335,226,625

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2007, the total value of these securities amounted to $2,291,509, or 0.68% of net assets.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CAD - Canadian Dollar, EUR - Euro, JPY - Japanese Yen, KRW - South Korean Won, MYR - Malaysian Ringgit, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona, SGD - Singapore Dollar).
(D)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY INTERNATIONAL BALANCED FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $296,118) (Notes 1 and 3)	$341,663
Cash	1,168
Cash denominated in foreign currencies (cost - $1,072)	1,101
Receivables:
Dividends and interest	2,444
Fund shares sold	1,148
Prepaid and other assets	37

Total assets	347,561

LIABILITIES
Payable to investment securities purchased	11,136
Payable to Fund shareholders	652
Accrued management fee (Note 2)	186
Accrued service fee (Note 2)	85
Accrued shareholder servicing (Note 2)	81
Accrued distribution fee (Note 2)	30
Accrued accounting services fee (Note 2)	9
Other	155

Total liabilities	12,334

Total net assets	$335,227

NET ASSETS
Capital paid in (shares authorized - unlimited)	$278,781
Accumulated undistributed income:
Accumulated undistributed net investment income	3,006
Accumulated undistributed net realized gain on investment transactions	7,799
Net unrealized appreciation in value of investments	45,641

Net assets applicable to outstanding units of capital	$335,227

Net asset value per share (net assets divided by shares outstanding):
Class A	$17.65
Class B	$17.59
Class C	$17.61
Class E	$17.61
Class I	$17.67
Class Y	$17.66
Capital shares outstanding:
Class A	14,607
Class B	780
Class C	2,141
Class E	26
Class I	1,338
Class Y	107

See Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL BALANCED FUND
      For the Six Months Ended September 30, 2007
      (In Thousands)                                                                                                             (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $530)	$4,253
Interest and amortization (net of foreign withholding taxes of $16)	1,902

Total income	6,155

Expenses (Note 2):
Investment management fee	1,085
Shareholder servicing:
Class A	300
Class B	28
Class C	37
Class E	1
Class I	9
Class Y	2
Service fee:
Class A	274
Class B	16
Class C	43
Class Y	2
Distribution fee:
Class A	37
Class B	49
Class C	130
Class E	––	*
Custodian fees	59
Accounting services fee	51
Audit fees	16
Legal fees	3
Other	66

Total expenses	2,208

Net investment income	3,947

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	4,984
Realized net gain on foreign currency transactions	2,380

Realized net gain on investments	7,364
Unrealized appreciation in value of investments during the period	7,650

Net gain on investments	15,014

Net increase in net assets resulting from operations	$18,961

*Not shown due to rounding

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL BALANCED FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2007	2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$3,947	$2,622
Realized net gain on investments	7,364	8,507
Unrealized appreciation	7,650	19,022

Net increase in net assets resulting from operations	18,961	30,151

Distributions to shareholders from (Note 1F) :(1)
Net investment income:
Class A	(3,552)	(4,320)
Class B	(130)	(158)
Class C	(381)	(332)
Class E	(4)	NA
Class I	(213)	NA
Class Y	(21)	(28)
Realized gains on investment transactions:
Class A	(––)	(5,577)
Class B	(––)	(387)
Class C	(––)	(669)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(38)

	(4,301)	(11,509)

Capital share transactions (Note 5)	41,623	132,436

Total increase	56,283	151,078
NET ASSETS
Beginning of period	278,944	127,866

End of period	$335,227	$278,944

Undistributed net investment income	$3,006	$980

(1)See "Financial Highlights" on pages 140 - 145.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended September 30,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$16.81	$15.15	$14.63	$13.07	$11.33	$8.72	$9.28

Income (loss) from investment operations:
Net investment income	0.23	0.24	(1)	0.29	0.22	0.09	0.21	0.18
Net realized and unrealized gain (loss) on investments	0.86	2.36	(1)	1.14	1.69	1.83	2.40	(0.59)

Total from investment operations	1.09	2.60	1.43	1.91	1.92	2.61	(0.41)

Less distributions from:
Net investment income	(0.25)	(0.43)	(0.36)	(0.28)	(0.18)	(0.00)	(0.00)
Capital gains	(0.00)	(0.51)	(0.55)	(0.07)	(0.00)	(0.00)	(0.13)
Tax return of capital	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)

Total distributions	(0.25)	(0.94)	(0.91)	(0.35)	(0.18)	(0.00)	(0.15)

Net asset value, end of period	$17.65	$16.81	$15.15	$14.63	$13.07	$11.33	$8.72

Total return(2)	6.53%	17.48%	10.14%	14.81%	17.05%	29.93%	-4.62%
Net assets, end of period (in millions)	$258	$235	$112	$97	$60	$46	$36
Ratio of expenses to average net assets including reimbursement	1.31	%(3)	1.38%	1.45%	1.42%	1.54	%(3)(4)	1.67%	1.62%
Ratio of net investment income to average net assets including reimbursement	2.69	%(3)	1.52%	1.94%	1.71%	1.43	%(3)(4)	2.06%	1.84%
Ratio of expenses to average net assets excluding reimbursement	1.31	%(3)(5)	1.38	%(5)	1.45	%(5)	1.42	%(5)	1.60	%(3)(4)	1.71%	1.72%
Ratio of net investment income to average net assets excluding reimbursement	2.69	%(3)(5)	1.52	%(5)	1.94	%(5)	1.71	%(5)	1.37	%(3)(4)	2.02%	1.74%
Portfolio turnover rate	9%	22%	27%	16%	15%	39%	48%

(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-8-03(1) to
	9-30-07		2007	2006	2005	3-31-04

Net asset value, beginning of period	$16.77		$15.11	$14.59	$13.04	$12.34

Income from investment operations:
Net investment income	0.18		0.07 (2)	0.08	0.03 (2)	0.19
Net realized and unrealized gain on investments	0.85		2.37 (2)	1.18	1.70 (2)	0.69

Total from investment operations	1.03		2.44	1.26	1.73	0.88

Less distributions from:
Net investment income	(0.21)		(0.27)	(0.19)	(0.11)	(0.18)
Capital gains	(0.00)		(0.51)	(0.55)	(0.07)	(0.00)

Total distributions	(0.21)		(0.78)	(0.74)	(0.18)	(0.18)

Net asset value, end of period	$17.59		$16.77	$15.11	$14.59	$13.04

Total return	5.94%		16.38%	8.93%	13.37%	7.18%
Net assets, end of period (in thousands)	$13,720	$12,056		$5,548	$3,049	$225
Ratio of expenses to average net assets	2.29	%(3)	2.35%	2.59%	2.64%	3.01	%(3)
Ratio of net investment income to average net assets	1.69	%(3)	0.46%	0.73%	0.20%	1.09	%(3)
Portfolio turnover rate	9%		22%	27%	16%	15	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-8-03(1) to
	9-30-07		2007	2006	2005	3-31-04

Net asset value, beginning of period	$16.78		$15.12	$14.60	$13.04	$12.34

Income from investment operations:
Net investment income	0.16		0.11 (2)	0.11	0.07 (2)	0.19
Net realized and unrealized gain on investments	0.86		2.37 (2)	1.19	1.69 (2)	0.69

Total from investment operations	1.02		2.48	1.30	1.76	0.88

Less distributions from:
Net investment income	(0.19)		(0.31)	(0.23)	(0.13)	(0.18)
Capital gains	(0.00)		(0.51)	(0.55)	(0.07)	(0.00)

Total distributions	(0.19)		(0.82)	(0.78)	(0.20)	(0.18)

Net asset value, end of period	$17.61		$16.78	$15.12	$14.60	$13.04

Total return	6.11%		16.64%	9.21%	13.58%	7.18%
Net assets, end of period (in thousands)	$37,697	$29,921		$9,422	$3,968	$307
Ratio of expenses to average net assets	2.05	%(3)	2.12%	2.29%	2.44%	2.86	%(3)
Ratio of net investment income to average net assets	1.91	%(3)	0.70%	0.98%	0.44%	1.13	%(3)
Portfolio turnover rate	9%		22%	27%	16%	15	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$16.81

Income from investment operations:
Net investment income	0.11	(2)
Net realized and unrealized gain on investments	0.93	(2)

Total from investment operations	1.04

Less distributions from:
Net investment income	(0.24)
Capital gains	(0.00)

Total distributions	(0.24)

Net asset value, end of period	$17.61

Total return (3)	6.03%
Net assets, end of period (in thousands)	$451
Ratio of expenses to average net assets	2.03	%(4)
Ratio of net investment income to average net assets	1.54	%(4)
Portfolio turnover rate	9	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$16.82

Income from investment operations:
Net investment income	0.16	(2)
Net realized and unrealized gain on investments	0.97	(2)

Total from investment operations	1.13

Less distributions from:
Net investment income	(0.28)
Capital gains	(0.00)

Total distributions	(0.28)

Net asset value, end of period	$17.67

Total return	6.49%
Net assets, end of period (in millions)	$24
Ratio of expenses to average net assets	0.99	%(3)
Ratio of net investment income to average net assets	2.33	%(3)
Portfolio turnover rate	9	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-8-03(1) to
	9-30-07		2007	2006	2005	3-31-04

Net asset value, beginning of period	$16.82		$15.15	$14.63	$13.07	$12.34

Income from investment operations:
Net investment income	0.22		0.25 (2)	0.29 (2)	0.24 (2)	0.21
Net realized and unrealized gain on investments	0.87		2.37 (2)	1.14 (2)	1.67 (2)	0.70

Total from investment operations	1.09		2.62	1.43	1.91	0.91

Less distributions from:
Net investment income	(0.25)		(0.44)	(0.36)	(0.28)	(0.18)
Capital gains	(0.00)		(0.51)	(0.55)	(0.07)	(0.00)

Total distributions	(0.25)		(0.95)	(0.91)	(0.35)	(0.18)

Net asset value, end of period	$17.66		$16.82	$15.15	$14.63	$13.07

Total return	6.55%		17.61%	10.18%	14.84%	7.47%
Net assets, end of period (in thousands)	$1,897		$1,665	$662	$397	$185
Ratio of expenses to average net assets	1.28	%(3)	1.24%	1.41%	1.40%	1.79	%(3)
Ratio of net investment income to average net assets	2.49	%(3)	1.64%	1.99%	1.72%	2.00	%(3)
Portfolio turnover rate	9%		22%	27%	16%	15	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL CORE EQUITY FUND

Portfolio Highlights

On September 30, 2007, Ivy International Core Equity Fund had net assets totaling
$286,375,689 invested in a diversified portfolio of:

95.60%	Foreign Common Stocks
2.28%	Other Government Securities
1.21%	Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts
0.91%	Domestic Common Stocks

As a shareholder of the Fund, for every $100 you had invested on September 30, 2007, your Fund was invested by country and by industry, respectively, as follows:

Country Weightings
Europe	$66.84
United Kingdom	$17.97
Switzerland	$12.74
France	$11.43
Germany	$9.58
Other Europe (1)	$7.71
Netherlands	$3.96
Norway	$3.45
Pacific Basin	$29.11
Japan	$14.74
Other Pacific Basin (2)	$5.86
Australia	$4.59
China	$3.92
Other (3)	$2.84
Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$1.21

(1)Includes $1.46 Greece, $2.39 Italy, $1.47 Spain and $2.39 Sweden.
(2)Includes $2.79 Hong Kong, $1.12 India and $1.95 Singapore.
(3)Includes $1.93 Brazil and $0.91 United States.

Sector Weightings
Capital Goods Stocks	$17.50
Consumer Nondurables Stocks	$15.07
Financial Services Stocks	$12.25
Business Equipment and Services Stocks	$8.53
Utilities Stocks	$7.89
Raw Materials Stocks	$5.16
Health Care Stocks	$5.13
Energy Stocks	$5.12
Consumer Durables Stocks	$5.02
Miscellaneous Stocks	$4.51
Technology Stocks	$4.01
Multi-Industry Stocks	$3.69
Transportation Stocks	$2.63
Other Government Securities	$2.28
Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$1.21

The Investments of Ivy International Core Equity Fund
September 30, 2007 (Unaudited)
COMMON STOCKS AND RIGHTS	Shares	Value

Australia - 4.59%
Foster's Group Limited (A)	569,110	$3,297,651
Rio Tinto Limited (A)	72,390	6,951,547
Telstra Corporation Limited (A)	750,000	2,901,637
		13,150,835
Brazil - 1.93%
Petroleo Brasileiro S.A. - Petrobras, ADR	73,170	5,524,335

China - 3.92%
China Mobile Limited (A)	293,500	4,806,184
Qiao Xing Mobile Communication Co., Ltd.*	243,200	2,371,200
SINA Corporation*	84,750	4,057,830
		11,235,214
France - 11.43%
ALSTOM (A)	16,380	3,330,001
L'Oreal (A)	42,980	5,638,409
LVMH Moet Hennessy - Louis Vuitton (A)	35,090	4,206,557
TOTAL S.A. (A)	64,620	5,254,078
Technip-Coflexip (A)	39,820	3,560,173
VINCI (A)	45,230	3,533,705
Vallourec (A)	15,770	4,542,400
Vivendi Universal (A)	63,160	2,665,853
		32,731,176
Germany - 7.30%
Beiersdorf Aktiengesellschaft (A)	56,560	4,222,906
Commerzbank Aktiengesellschaft (A)	128,520	5,217,477
Deutsche Borse AG (A)	27,030	3,671,631
Fresenius AG (A)	45,220	3,507,776
Siemens AG (A)	31,130	4,272,501
		20,892,291
Greece - 1.46%
Alpha Bank (A)	120,300	4,192,462

Hong Kong - 2.79%
CNOOC Limited (A)	2,309,000	3,879,100
Cheung Kong (Holdings) Limited (A)	249,000	4,106,305
		7,985,405
India - 1.12%
Infosys Technologies Limited, ADR	66,320	3,207,567

Italy - 2.39%
Capitalia S.p.A. (A)	438,100	4,185,530
Capitalia S.p.A., Rights (A)*	261,020	1
Davide Campari - Milano S.p.A. (A)	258,300	2,651,913
		6,837,444
Japan - 14.74%
Chiyoda Corporation (A)	180,000	3,243,808
JGC Corporation (A)	167,000	3,220,346
Mitsubishi Electric Corporation (A)	507,000	6,355,983
Mitsui Fudosan Co., Ltd. (A)	109,000	3,027,119
Nintendo Co., Ltd. (A)	9,300	4,841,684
Nissin Kogyo Co., Ltd. (A)	117,900	3,397,458
Shin-Etsu Chemical Co., Ltd. (A)	46,800	3,235,032
Sumitomo Mitsui Financial Group, Inc. (A)	310	2,415,444
Suzuki Motor Corporation (A)	168,100	4,975,754
Toda Corporation (A)	561,000	2,959,701
Toyota Motor Corporation (A)	77,100	4,550,890
		42,223,219
Netherlands - 3.96%
Heineken N.V. (A)	108,900	7,146,228
TNT N.V. (A)	100,140	4,198,143
		11,344,371
Norway - 3.45%
Aker Kvaerner ASA (A)	167,640	5,340,537
Orkla ASA (A)	254,000	4,537,018
		9,877,555
Singapore - 1.95%
Singapore Telecommunications Limited (A)	2,065,000	5,588,219

Spain - 1.47%
Telefonica, S.A. (A)	150,450	4,211,287

Sweden - 2.39%
Atlas Copco AB, Class A, ADR (A)	179,160	3,099,943
Telefonaktiebolaget LM Ericsson, B Shares (A)	932,120	3,731,894
		6,831,837
Switzerland - 12.74%
Compagnie Financiere Richemont SA (A)	47,220	3,129,073
Holcim Ltd, Registered Shares (A)	35,900	3,965,420
Nestle S.A., Registered Shares (A)	18,930	8,503,663
Roche Holdings AG, Genussschein (A)	38,260	6,937,244
Swatch Group Ltd (The), Bearer Shares (A)	15,860	5,203,796
Syngenta AG (A)	21,280	4,587,743
Zurich Financial Services, Registered Shares (A)	13,860	4,157,702
		36,484,641
United Kingdom - 17.97%
BAE Systems plc (A)	667,050	6,735,191
BAE Systems plc (A)(B)	100,000	1,009,698
Barclays PLC (A)	325,070	3,960,618
British American Tobacco p.l.c. (A)	94,580	3,390,297
Delek Global Real Estate Limited (A)(B)*	451,984	1,451,868
Informa plc (A)	304,500	3,118,141
Intertek Group plc (A)	183,520	3,555,803
Prudential plc (A)	342,900	5,272,309
Serco Group plc (A)	352,090	2,989,552
Smith & Nephew plc (A)	348,870	4,264,871
Standard Chartered PLC (A)	173,810	5,689,827
Vodafone Group Plc (A)	1,411,129	5,095,839
WPP Group plc (A)	364,820	4,941,297
		51,475,311
United States - 0.91%
Comtech Group, Inc.*	143,150	2,607,477

TOTAL COMMON STOCKS AND RIGHTS - 96.51%		$276,400,646

(Cost: $236,002,270)

OTHER GOVERNMENT SECURITIES - 2.28%	Principal Amount in Thousands

Germany
Bundesschatzanweisungen Federal Treasury Notes,
3.0%, 3-14-08 (C)	EUR 4,600	$6,528,446
(Cost: $6,164,767)

UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 0.15%	Face Amount in Thousands

Australian Dollar, 8-27-08 (C)	AUD 4,600	309,322
Japanese Yen, 4-1-08 (C)	JPY 490,000	29,582
Swedish Krona, 3-17-08 (C)	SEK 17,274	89,912
		$428,816

SHORT-TERM SECURITIES	Principal Amount in Thousands

Electrical Equipment - 0.70%
W.W. Grainger, Inc.,
4.78%, 10-24-07	$2,000	1,993,892

Food and Related - 0.69%
Archer Daniels Midland Company,
5.1%, 11-6-07	2,000	1,989,800

Mining - 0.33%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5%, 10-1-07	934	934,000

TOTAL SHORT-TERM SECURITIES - 1.72%		$4,917,692

(Cost: $4,917,692)

TOTAL INVESTMENT SECURITIES - 100.66%		$288,275,600

(Cost: $247,084,729)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.66%)		(1,899,911)

NET ASSETS - 100.00%		$286,375,689

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2007, the total value of these securities amounted to $2,461,566 or 0.86% of net assets.
(C)Principal amounts are denominated in the indicated foreign currency, were applicable (AUD - Australian Dollar, EUR - Euro, JPY - Japanese Yen, SEK - Swedish Krona).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY INTERNATIONAL CORE EQUITY FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $247,085) (Notes 1 and 3)	$288,276
Cash denominated in foreign currencies (cost - $8,989)	9,071
Receivables:
Investment securities sold	13,433
Fund shares sold	1,455
Dividends and interest	823
Prepaid and other assets	49

Total assets	313,107

LIABILITIES
Payable for investment securities purchased	25,654
Payable to Fund shareholders	635
Accrued management fee (Note 2)	188
Accrued shareholder servicing (Note 2)	82
Accrued service fee (Note 2)	69
Accrued distribution fee (Note 2)	35
Accrued accounting services fee (Note 2)	6
Due to custodian	5
Accrued administrative fee (Note 2)	2
Other	55

Total liabilities	26,731

Total net assets	$286,376

NET ASSETS
Capital paid in (shares authorized - unlimited)	$221,840
Accumulated undistributed income:
Accumulated undistributed net investment income	1,533
Accumulated undistributed net realized gain on investment transactions	21,786
Net unrealized appreciation in value of investments	41,217

Net assets applicable to outstanding units of capital	$286,376

Net asset value per share (net assets divided by shares outstanding):
Class A	$20.02
Class B	$18.46
Class C	$18.45
Class E	$19.97
Class I	$20.16
Class Y	$20.13
Advisor Class	$19.89
Capital shares outstanding:
Class A	10,396
Class B	953
Class C	2,272
Class E	39
Class I	631
Class Y	257
Advisor Class	––	*

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL CORE EQUITY FUND
      For the Six Months Ended September 30, 2007
      (In Thousands)                                                                                                             (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $327)	$3,311
Interest and amortization	256

Total income	3,567

Expenses (Note 2):
Investment management fee	1,060
Shareholder servicing:
Class A	256
Class B	29
Class C	39
Class E	2
Class I	5
Class Y	3
Advisor Class	––	*
Service fee:
Class A	194
Class B	22
Class C	47
Class Y	5
Distribution fee:
Class A	35
Class B	65
Class C	142
Class E	1
Accounting services fee	36
Custodian fees	34
Audit fees	22
Administrative fee	13
Legal fees	2
Other	87

Total expenses	2,099

Net investment income	1,468

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	10,422
Realized net gain on foreign currency transactions	5

Realized net gain on investments	10,427
Unrealized appreciation in value of investments during the period	19,503

Net gain on investments	29,930

Net increase in net assets resulting from operations	$31,398

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL CORE EQUITY FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2007	2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,468	$672
Realized net gain on investments	10,427	21,872
Unrealized appreciation	19,503	3,107

Net increase in net assets resulting from operations	31,398	25,651

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(––)	(435)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(7)
Advisor Class	(––)	(–– )*
Realized gains on investment transactions:
Class A	(––)	(5,291)
Class B	(––)	(666)
Class C	(––)	(1,213)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(77)
Advisor Class	(––)	(–– )*

	(––)	(7,689)

Capital share transactions (Note 5)	39,543	99,073

Total increase	70,941	117,035
NET ASSETS
Beginning of period	215,435	98,400

End of period	$286,376	$215,435

Undistributed net investment income	$1,533	$60

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 155 - 161.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL CORE EQUITY FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$17.63	$15.73	$11.61	$10.14	$9.73	$7.65	$9.10

Income (loss) from investment operations:
Net investment income (loss)	0.11	0.10	(1)	(0.06)	(0.02)	(0.01)	(0.02)	0.08	(1)
Net realized and unrealized gain (loss) on investments	2.28	2.59	(1)	4.18	1.49	0.42	2.10	(1.53	)(1)

Total from investment operations	2.39	2.69	4.12	1.47	0.41	2.08	(1.45)

Less distributions from:
Net investment income	(0.00)	(0.06)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.73)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.79)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$20.02	$17.63	$15.73	$11.61	$10.14	$9.73	$7.65

Total return(3)	13.61%	17.35%	35.49%	14.50%	4.21%	27.19%	-15.93	%(2)
Net assets, end of period (in millions)	$208	$161	$67	$17	$10	$9	$8
Ratio of expenses to average net assets including reimbursement	1.54	%(4)	1.56%	1.82%	1.99%	2.16	%(4)	2.28%	1.77%
Ratio of net investment income (loss) to average net assets including reimbursement	1.34	%(4)	0.63%	0.14%	0.09%	-0.41	%(4)	-0.19%	0.91%
Ratio of expenses to average net assets excluding reimbursement	1.54	%(4)(5)	1.56	%(5)	1.82	%(5)	1.99	%(5)	2.16	%(4)(5)	2.28	%(5)	2.32%
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.34	%(4)(5)	0.63	%(5)	0.14	%(5)	0.09	%(5)	-0.41	%(4)(5)	-0.19	%(5)	0.36%
Portfolio turnover rate	56%	108%	90%	106%	23%	148%	48%

(1)Based on average weekly shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL CORE EQUITY FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended			For the fiscal year ended March 31,					For the fiscal period ended			For the fiscal year ended December 31,
9-30-07			2007	2006		2005		3-31-04			2003		2002

Net asset value, beginning of period	$16.31		$14.67		$10.91		$9.60		$9.24		$7.32		$8.97

Income (loss) from investment operations:
Net investment income (loss)	0.04		(0.00	)(1)	(0.12)		(0.08)		(0.03)		(0.08)		0.01	(1)
Net realized and unrealized gain (loss) on investments	2.11		2.37	(1)	3.88		1.39		0.39		2.00		(1.66	)(1)

Total from investment operations	2.15		2.37		3.76		1.31		0.36		1.92		(1.65)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)			(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.73)	(0.00)		(0.00)			(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.73)	(0.00)		(0.00)			(0.00)		(0.00)		(0.00)

Net asset value, end of period	$18.46		$16.31		$14.67		$10.91		$9.60		$9.24		$7.32

Total return	13.18%		16.39%		34.46%		13.65%		3.90%		26.23%	-18.39%
Net assets, end of period (in millions)	$18		$17	$15		$20			$24		$25		$28
Ratio of expenses to average net assets including reimbursement	2.35	%(2)	2.35%		2.62%		2.76%		2.91	%(2)	2.95%		2.50%
Ratio of net investment income (loss) to average net assets including reimbursement	0.62	%(2)	-0.03%		-0.41%		-0.58%		-1.20	%(2)	-0.82%		0.18%
Ratio of expenses to average net assets excluding reimbursement	2.35	%(2)(3)	2.35	%(3)	2.62	%(3)	2.76	%(3)	2.91	%(2)(3)	2.95	%(3)	3.05%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.62	%(2)(3)	-0.03	%(3)	-0.41	%(3)	-0.58	%(3)	-1.20	%(2)(3)	-0.82	%(3)	-0.37%
Portfolio turnover rate	56%		108%		90%		106%		23%		148%		48%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL CORE EQUITY FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,					For the fiscal period ended			For the fiscal year ended December 31,
	9-30-07		2007	2006		2005		3-31-04			2003		2002

Net asset value, beginning of period	$16.30		$14.65		$10.90		$9.59		$9.23		$7.32		$8.97

Income (loss) from
investment operations:
Net investment income (loss)	0.06		(0.01	)(1)	(0.02)		(0.07)		(0.03)		(0.08)		0.01	(1)
Net realized and unrealized gain (loss) on investments	2.09		2.39	(1)	3.77		1.38		0.39		1.99		(1.66	)(1)

Total from investment operations	2.15		2.38		3.75		1.31		0.36		1.91		(1.65)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)			(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.73)	(0.00)		(0.00)			(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.73)	(0.00)		(0.00)			(0.00)		(0.00)		(0.00)

Net asset value, end of period	$18.45		$16.30		$14.65		$10.90		$9.59		$9.23		$7.32

Total return	13.25%		16.48%		34.40%		13.66%		3.90%		26.09%	-18.39%
Net assets, end of period (in millions)	$42		$34	$15		$7			$8		$8		$9
Ratio of expenses to average net assets including reimbursement	2.21	%(2)	2.29%		2.58%		2.79%		3.01	%(2)	3.01%		2.50%
Ratio of net investment income (loss) to average net assets including reimbursement	0.67	%(2)	-0.08%		-0.50%		-0.63%		-1.30	%(2)	-0.82%		0.18%
Ratio of expenses to average net assets excluding reimbursement	2.21	%(2)(3)	2.29	%(3)	2.58	%(3)	2.79	%(3)	3.01	%(2)(3)	3.01	%(3)	3.05%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.67	%(2)(3)	-0.08	%(3)	-0.50	%(3)	-0.63	%(3)	-1.30	%(2)(3)	-0.82	%(3)	-0.37%
Portfolio turnover rate	56%		108%		90%		106%		23%		148%		48%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL CORE EQUITY FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$17.63

Income (loss) from investment operations:
Net investment loss	(0.01	)(2)
Net realized and unrealized gain on investments	2.35	(2)

Total from investment operations	2.34

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$19.97

Total return (3)	13.33%
Net assets, end of period (in thousands)	$790
Ratio of expenses to average net assets	2.33	%(4)
Ratio of net investment loss to average net assets	-0.03	%(4)
Portfolio turnover rate	56	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL CORE EQUITY FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$17.71

Income from investment operations:
Net investment income	0.09	(2)
Net realized and unrealized gain on investments	2.36	(2)

Total from investment operations	2.45

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$20.16

Total return	13.83%
Net assets, end of period (in millions)	$13
Ratio of expenses to average net assets	1.16	%(3)
Ratio of net investment income to average net assets	0.96	%(3)
Portfolio turnover rate	56	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL CORE EQUITY FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the period from 7-24-03(1) to
9-30-07	2007	2006	2005	3-31-04	12-31-03

Net asset value, beginning of period	$17.70	$15.79	$11.64	$10.15	$9.74	$8.16

Income (loss) from investment operations:
Net investment income (loss)	0.11	0.12	(2)	(0.06)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain on investments	2.32	2.59	(2)	4.21	1.50	0.42	1.59

Total from investment operations	2.43	2.71	4.15	1.49	0.41	1.58

Less distributions from:
Net investment income	(0.00)	(0.07)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.73)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.80)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$20.13	$17.70	$15.79	$11.64	$10.15	$9.74

Total return	13.66%	17.47%	35.65%	14.68%	4.21%	19.36%
Net assets, end of period (in thousands)	$5,177	$3,848	$1,025	$294	$145	$125
Ratio of expenses to average net assets	1.41	%(3)	1.45%	1.72%	1.82%	2.08	%(3)	1.47	%(3)
Ratio of net investment income (loss) to average net assets	1.39	%(3)	0.76%	0.13%	0.29%	-0.31	%(3)	-0.38	%(3)
Portfolio turnover rate	56%	108%	90%	106%	23%	148	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL CORE EQUITY FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$17.54	$15.65	$11.52	$10.04	$9.63	$7.54	$9.14

Income (loss) from investment operations:
Net investment income (loss)	0.10	0.14	0.14	(2)	0.03	(2)	(0.00)	0.67	0.10	(2)
Net realized and unrealized gain (loss) on investments	2.25	2.56	3.99	(2)	1.45	(2)	0.41	1.42	(1.70	)(2)

Total from investment operations	2.35	2.70	4.13	1.48	0.41	2.09	(1.60)

Less distributions from:
Net investment income	(0.00)	(0.08)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.73)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.81)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$19.89	$17.54	$15.65	$11.52	$10.04	$9.63	$7.54

Total return	13.40%	17.48%	35.85%	14.74%	4.26%	27.72%	-17.51%
Net assets, end of period (in thousands)	$1	$1	$1	$31	$41	$39	$124
Ratio of expenses to average net assets including reimbursement	1.82	%(3)	1.47%	1.84%	1.91%	1.62	%(3)	2.59%	1.50%
Ratio of net investment income to average net assets including reimbursement	1.09	%(3)	0.85%	1.15%	0.29%	0.11	%(3)	1.43%	1.18%
Ratio of expenses to average net assets excluding reimbursement	1.82	%(3)(4)	2.48%	1.84	%(4)	1.91	%(4)	1.62	%(3)(4)	2.59	%(4)	2.05%
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.09	%(3)(4)	-0.16%	1.15	%(4)	0.29	%(4)	0.11	%(3)(4)	1.43	%(4)	0.63%
Portfolio turnover rate	56%	108%	90%	106%	23%	148%	48%

(1)See Note 5 to financial statements.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL GROWTH FUND

Portfolio Highlights

On September 30, 2007, Ivy International Growth Fund had net assets totaling
$269,842,322 invested in a diversified portfolio of:

93.42%	Foreign Common Stocks
4.04%	Domestic Common Stocks
2.54%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2007, your Fund was invested by country and by industry, respectively, as follows:

Country Weightings
Europe	$65.48
Germany	$16.67
United Kingdom	$13.94
Switzerland	$12.20
France	$9.05
Other Europe (1)	$6.05
Greece	$3.84
Italy	$3.73
Pacific Basin	$23.30
Japan	$13.85
Other Pacific Basin (2)	$5.50
China	$3.95
North America	$5.02
United States	$4.04
Other North America (3)	$0.98
Cash and Cash Equivalents	$2.54
Bahamas/Caribbean (4)	$2.52
Other (5)	$1.14

(1)Includes $1.01 Belgium, $2.03 Finland, $0.94 Ireland, $ 1.06 Norway and $1.01 Sweden.
(2)Includes $2.14 Australia, $1.79 Hong Kong, $0.59 India and $0.98 South Korea.
(3)Includes $0.98 Canada.
(4)Includes $1.35 Bermuda and $1.17 Cayman Islands.
(5)Includes $1.14 South America.

Sector Weightings
Capital Goods Stocks	$18.10
Consumer Nondurables Stocks	$13.16
Financial Services Stocks	$12.01
Raw Materials Stocks	$8.50
Consumer Durables Stocks	$8.24
Technology Stocks	$5.46
Business Equipment and Services Stocks	$5.33
Health Care Stocks	$5.32
Utilities Stocks	$4.88
Multi-Industry Stocks	$4.54
Retail Stocks	$4.29
Energy Stocks	$3.98
Miscellaneous Stocks	$3.65
Cash and Cash Equivalents	$2.54

The Investments of Ivy International Growth Fund
September 30, 2007 (Unaudited)
COMMON STOCKS	Shares	Value

Australia - 2.14%
Boart Longyear Limited (A)(B)*	1,545,000	$3,262,878
Novogen LTD (A)*	474,580	791,704
Rio Tinto Limited (A)	18,000	1,728,524
		5,783,106
Belgium - 1.01%
InBev NV (A)	30,000	2,718,989

Bermuda - 1.35%
Esprit Holdings Limited (A)	230,000	3,653,917

Brazil - 1.14%
Petroleo Brasileiro S.A. - Petrobras, ADR	40,600	3,065,300

Canada - 0.98%
Shoppers Drug Mart Corporation (A)(B)	48,450	2,648,883

Cayman Islands - 1.17%
Agile Property Holdings Limited (A)	1,500,000	3,149,019

China - 3.95%
China Mobile Limited (A)	378,000	6,189,906
Qiao Xing Mobile Communication Co., Ltd.*	115,500	1,126,125
SINA Corporation*	70,000	3,351,600
		10,667,631
Finland - 2.03%
Fortum Oyj (A)	72,000	2,642,673
Nokia OYJ (A)	75,000	2,851,174
		5,493,847
France - 9.05%
ALSTOM (A)	8,300	1,687,363
LVMH Moet Hennessy - Louis Vuitton (A)	22,000	2,637,340
Pernod Ricard (A)	11,520	2,513,804
SR.Teleperformance (A)(B)	46,666	1,818,622
TOTAL S.A. (A)	51,000	4,146,673
Technip-Coflexip (A)	30,000	2,682,200
VINCI (A)	87,000	6,797,088
Vallourec (A)	7,400	2,131,501
		24,414,591
Germany - 16.67%
Allianz Aktiengesellschaft, Registered Shares (A)	21,000	4,906,458
Arcandor AG (A)*	50,000	1,661,937
Bayer Aktiengesellschaft (A)	75,000	5,956,879
Beiersdorf Aktiengesellschaft (A)	30,000	2,239,872
Commerzbank Aktiengesellschaft (A)	50,000	2,029,831
Deutsche Borse AG (A)	53,200	7,226,443
E.ON AG (A)	17,600	3,248,254
elexis AG (A)	48,000	1,392,862
Fresenius AG (A)	45,000	3,490,710
Siemens AG (A)	38,600	5,297,737
Vossloh AG (A)	21,450	2,307,445
Wacker Chemie AG (A)	12,000	2,823,368
Wacker Construction Equipment AG (A)*	36,000	1,012,819
Wacker Construction Equipment AG (A)(B)*	49,500	1,392,626
		44,987,241
Greece - 3.84%
Bank of Cyprus Limited (A)	206,000	3,636,555
Hellenic Exchanges Holding S.A. (A)	100,000	3,208,373
National Bank of Greece S.A. (A)	20,000	1,274,794
Piraeus Bank S.A. (A)	62,500	2,233,384
		10,353,106
Hong Kong - 1.79%
CNOOC Limited (A)	2,100,000	3,527,982
Hutchison Whampoa Limited, Ordinary Shares (A)	121,000	1,294,230
		4,822,212
India - 0.59%
ICICI Bank Limited, ADR	30,000	1,581,600

Ireland - 0.94%
CRH public limited company (A)	64,700	2,550,026

Italy - 3.73%
DiaSorin S.p.A. (A)(B)*	60,000	1,103,680
Finmeccanica SpA (A)	60,000	1,747,922
Saipem S.p.A. (A)	89,000	3,797,117
UniCredito Italiano S.p.A. (A)	400,001	3,422,273
		10,070,992
Japan - 13.85%
Astellas Pharma Inc. (A)	28,000	1,343,142
Canon Inc. (A)	79,200	4,323,197
Hokuhoku Financial Group, Inc. (A)	400,000	1,131,763
Hoya Corporation (A)	86,000	2,934,924
Japan Tobacco Inc. (A)	550	3,021,373
Makita Corporation (A)	70,000	3,071,432
Mitsubishi Electric Corporation (A)	235,000	2,946,067
Mitsubishi Estate Co., Ltd. (A)	120,000	3,437,078
Nintendo Co., Ltd. (A)	10,200	5,310,234
Shin-Etsu Chemical Co., Ltd. (A)	42,000	2,903,234
Suzuki Motor Corporation (A)	45,000	1,331,998
Toyota Motor Corporation (A)	80,000	4,722,065
YAMADA-DENKI Co., Ltd. (A)	9,000	890,872
		37,367,379
Norway - 1.06%
Aker Kvaerner ASA (A)	90,000	2,867,146

South Korea - 0.98%
Samsung Electronics Co., Ltd. (A)	4,200	2,638,767

Sweden - 1.01%
H & M Hennes & Mauritz AB (A)	42,900	2,719,488

Switzerland - 12.20%
ABB Ltd (A)	120,000	3,160,146
Compagnie Financiere Richemont SA (A)	47,550	3,150,941
Holcim Ltd, Registered Shares (A)	35,300	3,899,145
Julius Baer Holding Ltd., Bearer Shares (A)	38,000	2,841,228
Nestle S.A., Registered Shares (A)	13,000	5,839,811
Nobel Biocare Holding AG (A)	9,000	2,436,977
Roche Holdings AG, Genussschein (A)	28,500	5,167,576
Swatch Group Ltd (The), Bearer Shares (A)	8,200	2,690,487
Syngenta AG (A)	5,100	1,099,506
UBS AG (A)	49,000	2,634,657
		32,920,474
United Kingdom - 13.94%
BAE Systems plc (A)	451,000	4,553,738
BHP Billiton Plc (A)	144,000	5,155,905
British American Tobacco p.l.c. (A)	177,000	6,344,709
Diageo plc (A)	85,000	1,867,788
IG Group Holdings plc (A)(B)	272,000	2,107,783
Informa plc (A)	155,000	1,587,231
Intertek Group plc (A)	145,000	2,809,457
Reckitt Benckiser plc (A)	87,500	5,141,583
Safestore Holdings Limited (A)(B)	205,000	772,797
Serco Group plc (A)	150,000	1,273,631
Standard Chartered PLC (A)	42,500	1,391,276
Tanfield Group PLC (A)*	1,000,000	3,539,570
Vodafone Group Plc (A)	300,000	1,083,354
		37,628,822
United States - 4.04%
Research In Motion Limited*	110,550	10,892,491

TOTAL COMMON STOCKS - 97.46%		$262,995,027

(Cost: $188,110,051)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 1.48%
Prudential Funding LLC,
5.23%, 10-5-07	$4,000	3,997,675

Mining - 0.96%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.0%, 10-1-07	2,592	2,592,000

TOTAL SHORT-TERM SECURITIES - 2.44%		$6,589,675

(Cost: $6,589,675)

TOTAL INVESTMENT SECURITIES - 99.90%		$269,584,702

(Cost: $194,699,726)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.10%		257,620

NET ASSETS - 100.00%		$269,842,322

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2007, the total value of these securities amounted to $13,107,269 or 4.86% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY INTERNATIONAL GROWTH FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                         (Unaudited)

ASSETS
Investment securities - at value (cost - $194,700) (Notes 1 and 3)	$269,585
Receivables:
Dividends and interest	892
Fund shares sold	321
Prepaid and other assets	44

Total assets	270,842

LIABILITIES
Payable to Fund shareholders	320
Accrued management fee (Note 2)	179
Due to custodian	165
Accrued service fee (Note 2)	102
Accrued shareholder servicing (Note 2)	81
Accrued distribution fee (Note 2)	43
Accrued accounting services fee (Note 2)	6
Accrued administrative fee (Note 2)	2
Other	102

Total liabilities	1,000

Total net assets	$269,842

NET ASSETS
Capital paid in (shares authorized - unlimited)	$446,552
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	911
Accumulated undistributed net realized loss on investment transactions	(252,571)
Net unrealized appreciation in value of investments	74,950

Net assets applicable to outstanding units of capital	$269,842

Net asset value per share (net assets divided by shares outstanding):
Class A	$40.01
Class B	$36.56
Class C	$36.48
Class E	$40.04
Class I	$40.39
Class Y	$39.99
Advisor Class	$37.18
Class II	$40.46
Capital shares outstanding:
Class A	4,441
Class B	330
Class C	1,682
Class E	3
Class I	356
Class Y	99
Advisor Class	––	*
Class II	7

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL GROWTH FUND
      For the Six Months Ended September 30, 2007
      (In Thousands)                                                                                                             (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $280)	$2,661
Interest and amortization	176

Total income	2,837

Expenses (Note 2):
Investment management fee	1,063
Shareholder servicing:
Class A	185
Class B	27
Class C	128
Class E	––	*
Class I	5
Class Y	4
Advisor Class	––	*
Class II	––	*
Distribution fee:
Class A	14
Class B	44
Class C	218
Class E	––	*
Service fee:
Class A	176
Class B	15
Class C	73
Class Y	5
Custodian fees	65
Accounting services fee	37
Audit fees	23
Administrative fee	13
Other	66

Total expenses	2,161

Net investment income	676

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	18,900
Realized net loss on foreign currency transactions	(16)

Realized net gain on investments	18,884
Unrealized appreciation in value of investments during the period	16,862

Net gain on investments	35,746

Net increase in net assets resulting from operations	$36,422

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL GROWTH FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2007	2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$676	$535
Realized net gain on investments	18,884	34,584
Unrealized appreciation (depreciation)	16,862	(1,366)

Net increase in net assets resulting from operations	36,422	33,753

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(––)	(236)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(8)
Advisor Class	(––)	(––)
Class II	(––)	(1)
Realized gains on investment transactions:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(––)
Advisor Class	(––)	(––)
Class II	(––)	(––)

	(––)	(245)

Capital share transactions (Note 5)	(4,813)	(26,372)

Total increase	31,609	7,136
NET ASSETS
Beginning of period	238,233	231,097

End of period	$269,842	$238,233

Undistributed net investment income	$911	$251

(1)See "Financial Highlights" on pages 171 - 178.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$34.60	$29.74	$22.86	$21.34	$20.64	$16.35	$20.69

Income (loss) from investment operations:
Net investment income (loss)	0.18	0.19	0.08	(0.02)	(0.01)	(0.02)	0.06	(1)
Net realized and unrealized gain (loss) on investments	5.23	4.72	6.97	1.54	0.71	4.31	(4.40	)(1)

Total from investment operations	5.41	4.91	7.05	1.52	0.70	4.29	(4.34)

Less distributions from:
Net investment income	(0.00)	(0.05)	(0.17)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.05)	(0.17)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$40.01	$34.60	$29.74	$22.86	$21.34	$20.64	$16.35

Total return(2)	15.64%	16.51%	30.92%	7.12%	3.39%	26.24%	-20.96%
Net assets, end of period (in millions)	$178	$165	$156	$122	$125	$124	$127
Ratio of expenses to average net assets	1.45	%(3)	1.46%	1.59%	1.61%	1.69	%(3)	1.81%	1.89%
Ratio of net investment income (loss) to average net assets	0.83	%(3)	0.55%	0.25%	-0.15%	-0.26	%(3)	-0.07%	0.32%
Portfolio turnover rate	50%	97%	75%	76%	27%	136%	34%

(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$31.79	$27.58	$21.30	$20.12	$19.52	$15.62	$20.03

Income (loss) from investment operations:
Net investment loss	(0.03	)(1)	(0.15)	(0.17	)(1)	(0.22	)(1)	(0.07)	(0.23)	(0.12	)(1)
Net realized and unrealized gain (loss) on investments	4.80	(1)	4.36	6.45	(1)	1.40	(1)	0.67	4.13	(4.29	)(1)

Total from investment operations	4.77	4.21	6.28	1.18	0.60	3.90	(4.41)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$36.56	$31.79	$27.58	$21.30	$20.12	$19.52	$15.62

Total return	15.07%	15.23%	29.48%	5.87%	3.08%	24.97%	-22.00%
Net assets, end of period (in millions)	$12	$11	$13	$17	$49	$55	$68
Ratio of expenses to average net assets	2.49	%(2)	2.55%	2.74%	2.75%	2.75	%(2)	2.84%	2.85%
Ratio of net investment loss to average net assets	-0.21	%(2)	-0.53%	-0.72%	-1.09%	-1.35	%(2)	-1.06%	-0.64%
Portfolio turnover rate	50%	97%	75%	76%	27%	136%	34%

(1)Based on average weekly shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$31.71	$27.52	$21.20	$20.00	$19.39	$15.52	$19.90

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.15)	(0.09	)(1)	(0.32)	(0.07)	(0.20)	(0.11	)(1)
Net realized and unrealized gain (loss) on investments	4.81	4.34	6.41	(1)	1.52	0.68	4.07	(4.27	)(1)

Total from investment operations	4.77	4.19	6.32	1.20	0.61	3.87	(4.38)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$36.48	$31.71	$27.52	$21.20	$20.00	$19.39	$15.52

Total return	15.08%	15.23%	29.81%	6.00%	3.15%	24.94%	-22.00%
Net assets, end of period (in millions)	$62	$57	$56	$9	$11	$12	$14
Ratio of expenses to average net assets	2.47	%(2)	2.54%	2.43%	2.64%	2.67	%(2)	2.80%	2.83%
Ratio of net investment loss to average net assets	-0.20	%(2)	-0.53%	-0.39%	-1.14%	-1.25	%(2)	-0.94%	-0.62%
Portfolio turnover rate	50%	97%	75%	76%	27%	136%	34%

(1)Based on average weekly shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$34.60

Income from investment operations:
Net investment income	0.19	(2)
Net realized and unrealized gain on investments	5.25	(2)

Total from investment operations	5.44

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$40.04

Total return (3)	15.92%
Net assets, end of period (in thousands)	$116
Ratio of expenses to average net assets	1.30	%(4)
Ratio of net investment income to average net assets	0.99	%(4)
Portfolio turnover rate	50	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$34.59

Income from investment operations:
Net investment income	0.12	(2)
Net realized and unrealized gain on investments	5.68	(2)

Total from investment operations	5.80

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$40.39

Total return	17.01%
Net assets, end of period (in millions)	$14
Ratio of expenses to average net assets	1.18	%(3)
Ratio of net investment income to average net assets	0.64	%(3)
Portfolio turnover rate	50	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the period from 7-24-03(1) to
9-30-07	2007	2006	2005	3-31-04	12-31-03

Net asset value, beginning of period	$34.59	$29.74	$22.86	$21.35	$20.65	$17.69

Income (loss) from investment operations:
Net investment income (loss)	0.15	(2)	0.28	0.18	(2)	(0.09)	(0.02)	0.02
Net realized and unrealized gain on investments	5.25	(2)	4.63	6.87	(2)	1.60	0.72	2.94

Total from investment operations	5.40	4.91	7.05	1.51	0.70	2.96

Less distributions from:
Net investment income	(0.00)	(0.06)	(0.17)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.06)	(0.17)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$39.99	$34.59	$29.74	$22.86	$21.35	$20.65

Total return	15.64%	16.50%	30.95%	7.07%	3.39%	16.73%
Net assets, end of period (in thousands)	$3,967	$4,960	$6,144	$229	$140	$135
Ratio of expenses to average net assets	1.46	%(3)	1.46%	1.58%	1.66%	1.76	%(3)	0.59	%(3)
Ratio of net investment income (loss) to average net assets	0.80	%(3)	0.65%	0.81%	-0.33%	-0.32	%(3)	0.24	%(3)
Portfolio turnover rate	50%	97%	75%	76%	27%	136	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002(2)

Net asset value, beginning of period	$32.66	$28.96	$22.84	$21.66	$21.00	$16.85	$20.67

Income (loss) from investment operations:
Net investment loss	(0.38)	(0.79)	(0.75)	(0.38)	(0.08)	(1.00)	(0.24)
Net realized and unrealized gain (loss) on investments	4.90	4.49	6.87	1.56	0.74	5.15	(3.58)

Total from investment operations	4.52	3.70	6.12	1.18	0.66	4.15	(3.82)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$37.18	$32.66	$28.96	$22.84	$21.66	$21.00	$16.85

Total return	13.84%	12.81%	26.80%	5.45%	3.14%	25.00%	-18.71%
Net assets, end of period (in thousands)	$1	$1	$1	$1	$1	$1	$2
Ratio of expenses to average net assets	4.57	%(3)	4.66%	4.71%	3.11%	2.35	%(3)	2.72%	3.46%
Ratio of net investment loss to average net assets	-2.20	%(3)	-2.68%	-3.03%	-1.75%	-1.58	%(3)	-0.98%	-1.24%
Portfolio turnover rate	50%	97%	75%	76%	27%	136%	34%

(1)See Note 5 to financial statements.
(2)Advisor Class Shares were outstanding for the period from 1-1-02 through 6-11-02 and from 7-3-02 through 12-31-02.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class II Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$34.98	$30.07	$23.13	$21.58	$20.86	$16.48	$20.85

Income (loss) from investment operations:
Net investment income (loss)	0.40	0.39	0.15	(2)	0.29	(0.00)	(0.08)	0.14	(2)
Net realized and unrealized gain (loss) on investments	5.08	4.66	7.02	(2)	1.26	0.72	4.46	(4.51	)(2)

Total from investment operations	5.48	5.05	7.17	1.55	0.72	4.38	(4.37)

Less distributions from:
Net investment income	(0.00)	(0.14)	(0.23)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.14)	(0.23)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$40.46	$34.98	$30.07	$23.13	$21.58	$20.86	$16.48

Total return	15.70%	16.83%	31.12%	7.18%	3.45%	26.58%	-20.95%
Net assets, end of period (in thousands)	$302	$303	$299	$345	$669	$684	$1,304
Ratio of expenses to average net assets	1.20	%(3)	1.20%	1.39%	1.47%	1.38	%(3)	1.66%	1.51%
Ratio of net investment income to average net assets	1.13	%(3)	0.81%	0.51%	0.20%	0.04	%(3)	0.06%	0.70%
Portfolio turnover rate	50%	97%	75%	76%	27%	136%	34%

(1)See Note 5 to financial statements.
(2)Based on average weekly shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY MANAGED EUROPEAN/PACIFIC FUND

Portfolio Highlights

As a shareholder of Ivy Managed European/Pacific Fund, for every $100 you had invested on
September 30, 2007, your Fund owned:

Ivy European Opportunities Fund, Class I	$56.08
Ivy Pacific Opportunities Fund, Class I	$43.55
Cash and Cash Equivalents	$0.37

The Investments of Ivy Managed European/Pacific Fund
September 30, 2007 (Unaudited)
AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy European Opportunities Fund, Class I	420,342	$18,532,888
Ivy Pacific Opportunities Fund, Class I	614,432	14,389,999

TOTAL AFFILIATED MUTUAL FUNDS - 99.63%		$32,922,887

(Cost: $30,090,800)

SHORT-TERM SECURITIES - 1.31%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 3.85% Repurchase Agreement dated 9-28-07 to be repurchased at $434,139 on 10-1-07 (A)	$434	$434,000
(Cost: $434,000)

TOTAL INVESTMENT SECURITIES - 100.94%		$33,356,887

(Cost: $30,524,800)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.94%)		(309,867)

NET ASSETS - 100.00%		$33,047,020

Notes to Schedule of Investments
(A)Collateralized by $372,000 United States Treasury Bond, 6.375% due 8-15-27; market value and accrued interest aggregate $444,556.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY MANAGED EUROPEAN/PACIFIC FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 3):
Investments in affiliated mutual funds (cost - $30,091)	$32,923
Repurchase agreement (cost - $434)	434

33,357
Cash	1
Receivable for Fund shares sold	521
Prepaid and other assets	51

Total assets	33,930

LIABILITIES
Payable for investment securities purchased	840
Payable to Fund shareholders	28
Accrued shareholder servicing (Note 2)	3
Accrued accounting services fee (Note 2)	1
Accrued distribution fee (Note 2)	1
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	1
Other	8

Total liabilities	883

Total net assets	$33,047

NET ASSETS
Capital paid in (shares authorized - unlimited)	$30,309
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(91)
Accumulated undistributed net realized loss on investment transactions	(3)
Net unrealized appreciation in value of investments	2,832

Net assets applicable to outstanding units of capital	$33,047

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.91
Class B	$11.88
Class C	$11.87
Class E	$11.92
Class I	$11.94
Class Y	$11.92
Capital shares outstanding:
Class A	2,499
Class B	86
Class C	126
Class E	20
Class I	20
Class Y	24

See Notes to Financial Statements.

Statement of Operations
      IVY MANAGED EUROPEAN/PACIFIC FUND
      For the Period from April 2, 2007 through September 30, 2007
      (In Thousands                                                                                                              (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Interest and amortization	$10

Expenses (Note 2):
Registration fees	55
Service fee:
Class A	17
Class B	1
Class C	1
Class Y	––	*
Shareholder servicing:
Class A	7
Class B	––	*
Class C	––	*
Class E	––	*
Class I	––	*
Class Y	––	*
Distribution fee:
Class B	2
Class C	3
Class E	––	*
Investment management fee	4
Accounting services fee	3
Custodian fees	2
Audit fees	––	*
Legal fees	––	*
Other	8

Total	103
Less voluntary waiver of investment management fee (Note 2)	(2)

Total expenses	101

Net investment loss	(91)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments in affiliated mutual funds	(3)
Unrealized appreciation in value of affiliated mutual funds during the period	2,832

Net gain on investments	2,829

Net increase in net assets resulting from operations	$2,738

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY MANAGED EUROPEAN/PACIFIC FUND
      (In Thousands)                                                                                                           (Unaudited)

For the period from 4-2-07(1) through
9-30-07

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(91)
Realized net loss on investments	(3)
Unrealized appreciation	2,832

Net increase in net assets resulting from operations	2,738

Distributions to shareholders from (Note 1F): (2)
Net investment income:
Class A	(––)
Class B	(––)
Class C	(––)
Class E	(––)
Class I	(––)
Class Y	(––)
Realized gains on investment transactions:
Class A	(––)
Class B	(––)
Class C	(––)
Class E	(––)
Class I	(––)
Class Y	(––)

(––)

Capital share transactions (Note 5)	30,309

Total increase	33,047
NET ASSETS
Beginning of period	––

End of period	$33,047

Undistributed net investment loss	$(91)

(1)Commencement of operations.
(2)See "Financial Highlights" on pages 184 - 189.

See Notes to Financial Statements.

Financial Highlights
      IVY MANAGED EUROPEAN/PACIFIC FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07	)(2)
Net realized and unrealized gain on investments	1.98	(2)

Total from investment operations	1.91

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$11.91

Total return (3)	19.10%
Net assets, end of period (in millions)	$30
Ratio of expenses to average net assets including voluntary expense waiver	1.27	%(4)
Ratio of net investment loss to average net assets including voluntary expense waiver	-1.17	%(4)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.30	%(4)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-1.19	%(4)
Portfolio turnover rate	0	%*

*Not shown due to rounding.

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MANAGED EUROPEAN/PACIFIC FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10	)(2)
Net realized and unrealized gain on investments	1.98	(2)

Total from investment operations	1.88

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$11.88

Total return	18.80%
Net assets, end of period (in millions)	$1
Ratio of expenses to average net assets including voluntary expense waiver	2.06	%(3)
Ratio of net investment loss to average net assets including voluntary expense waiver	-1.85	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.09	%(3)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-1.88	%(3)
Portfolio turnover rate	0	%*

*Not shown due to rounding.

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MANAGED EUROPEAN/PACIFIC FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10	)(2)
Net realized and unrealized gain on investments	1.97	(2)

Total from investment operations	1.87

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$11.87

Total return	18.80%
Net assets, end of period (in millions)	$1
Ratio of expenses to average net assets including voluntary expense waiver	2.03	%(3)
Ratio of net investment loss to average net assets including voluntary expense waiver	-1.80	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.06	%(3)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-1.83	%(3)
Portfolio turnover rate	0	%*

*Not shown due to rounding.

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MANAGED EUROPEAN/PACIFIC FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04	)(2)
Net realized and unrealized gain on investments	1.96	(2)

Total from investment operations	1.92

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$11.92

Total return (3)	19.20%
Net assets, end of period (in thousands)	$238
Ratio of expenses to average net assets including voluntary expense waiver	1.20	%(4)
Ratio of net investment loss to average net assets including voluntary expense waiver	-0.71	%(4)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.23	%(4)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-0.74	%(4)
Portfolio turnover rate	0	%*

*Not shown due to rounding.

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
..

See Notes to Financial Statements.

Financial Highlights
      IVY MANAGED EUROPEAN/PACIFIC FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03	)(2)
Net realized and unrealized gain on investments	1.97	(2)

Total from investment operations	1.94

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$11.94

Total return	19.40%
Net assets, end of period (in thousands)	$239
Ratio of expenses to average net assets including voluntary expense waiver	0.94	%(3)
Ratio of net investment loss to average net assets including voluntary expense waiver	-0.45	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	0.97	%(3)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-0.48	%(3)
Portfolio turnover rate	0	%*

*Not shown due to rounding.

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MANAGED EUROPEAN/PACIFIC FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04	)(2)
Net realized and unrealized gain on investments	1.96	(2)

Total from investment operations	1.92

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$11.92

Total return	19.20%
Net assets, end of period (in thousands)	$291
Ratio of expenses to average net assets including voluntary expense waiver	1.19	%(3)
Ratio of net investment loss to average net assets including voluntary expense waiver	-0.76	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.22	%(3)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-0.79	%(3)
Portfolio turnover rate	0	%*

*Not shown due to rounding.

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF
IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND

Portfolio Highlights

As a shareholder of Ivy Managed International Opportunities Fund, for every $100 you had invested on
September 30, 2007, your Fund owned:

Ivy International Balanced Fund, Class I	$38.63
Ivy International Core Equity Fund, Class I	$20.12
Ivy International Growth Fund, Class I	$15.39
Ivy European Opportunities Fund, Class I	$14.47
Ivy Pacific Opportunities Fund, Class I	$11.26
Cash and Cash Equivalents	$0.13

The Investments of Ivy Managed International Opportunities Fund
September 30, 2007 (Unaudited)
AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy European Opportunities Fund, Class I	193,551	$8,533,662
Ivy International Balanced Fund, Class I	1,289,772	22,790,277
Ivy International Core Equity Fund, Class I	588,778	11,869,753
Ivy International Growth Fund, Class I	224,773	9,078,596
Ivy Pacific Opportunities Fund, Class I	283,617	6,642,308

TOTAL AFFILIATED MUTUAL FUNDS - 99.87%		$58,914,596

(Cost: $55,696,326)

SHORT-TERM SECURITIES - 1.29%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 3.85% Repurchase Agreement dated 9-28-07 to be repurchased at $759,244 on 10-1-07 (A)	$759	$759,000
(Cost: $759,000)

TOTAL INVESTMENT SECURITIES - 101.16%		$59,673,596

(Cost: $56,455,326)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.16%)		(684,532)

NET ASSETS - 100.00%		$58,989,064

Notes to Schedule of Investments
(A)Collateralized by $652,000 United States Treasury Bond, 6.375% due 8-15-27; market value and accrued interest aggregate $779,167.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts                                                           (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 3):
Investments in affiliated mutual funds (cost - $55,696)	$58,915
Repurchase agreement (cost - $759)	759

	59,674
Cash	1
Receivables:
Fund shares sold	513
Interest	––	*
Prepaid and other assets	56

Total assets	60,244

LIABILITIES
Payable for investment securities purchased	1,233
Accrued shareholder servicing (Note 2)	4
Payable to Fund shareholders	3
Accrued accounting services fee (Note 2)	2
Accrued distribution fee (Note 2)	2
Accrued management fee (Note 2)	2
Accrued service fee (Note 2)	1
Other	8

Total liabilities	1,255

Total net assets	$58,989

NET ASSETS
Capital paid in (shares authorized - unlimited)	$55,684
Accumulated undistributed income:
Accumulated undistributed net investment income	87
Accumulated undistributed net realized gain on investment transactions	––
Net unrealized appreciation in value of investments	3,218

Net assets applicable to outstanding units of capital	$58,989

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.25
Class B	$11.21
Class C	$11.22
Class E	$11.26
Class I	$11.27
Class Y	$11.26
Capital shares outstanding:
Class A	4,787
Class B	176
Class C	203
Class E	20
Class I	20
Class Y	38

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      For the Period from April 2, 2007 through September 30, 2007
      (In Thousands)                                                                                                             (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends from affiliated mutual funds	$200
Interest and amortization	18

Total income	218

Expenses (Note 2):
Registration fees	56
Service fee:
Class A	31
Class B	1
Class C	2
Class Y	––	*
Shareholder servicing:
Class A	9
Class B	1
Class C	––	*
Class E	––	*
Class I	––	*
Class Y	––	*
Distribution fee:
Class B	4
Class C	5
Class E	––	*
Investment management fee	7
Accounting services fee	6
Custodian fees	2
Audit fees	––	*
Legal fees	––	*
Other	8

Total	132
Less voluntary waiver of investment management fee (Note 2)	(1)

Total expenses	131

Net investment income	87

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Unrealized appreciation in value of affiliated mutual funds during the period	3,218

Net gain on investments	3,218

Net increase in net assets resulting from operations	$3,305

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      (In Thousands)                                                                                                           (Unaudited)

For the period from 4-2-07(1) through
9-30-07

INCREASE IN NET ASSETS
Operations:
Net investment income	$87
Realized net gain on investments	––
Unrealized appreciation	3,218

Net increase in net assets resulting from operations	3,305

Distributions to shareholders from (Note 1F): (2)
Net investment income:
Class A	(––)
Class B	(––)
Class C	(––)
Class E	(––)
Class I	(––)
Class Y	(––)
Realized gains on investment transactions:
Class A	(––)
Class B	(––)
Class C	(––)
Class E	(––)
Class I	(––)
Class Y	(––)

(––)

Capital share transactions (Note 5)	55,684

Total increase	58,989
NET ASSETS
Beginning of period	––

End of period	$58,989

Undistributed net investment income	$87

(1)Commencement of operations.
(2)See "Financial Highlights" on pages 195 - 200.

See Notes to Financial Statements.

Financial Highlights
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.04	(2)
Net realized and unrealized gain on investments	1.21	(2)

Total from investment operations	1.25

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$11.25

Total return (3)	12.50%
Net assets, end of period (in millions)	$54
Ratio of expenses to average net assets including voluntary expense waiver	0.89	%(4)
Ratio of net investment income to average net assets including voluntary expense waiver	0.68	%(4)
Ratio of expenses to average net assets excluding voluntary expense waiver	0.90	%(4)
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.67	%(4)
Portfolio turnover rate	0%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.00	)(2)
Net realized and unrealized gain on investments	1.21	(2)

Total from investment operations	1.21

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$11.21

Total return	12.20%
Net assets, end of period (in millions)	$2
Ratio of expenses to average net assets including voluntary expense waiver	1.69	%(3)
Ratio of net investment loss to average net assets including voluntary expense waiver	-0.07	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.70	%(3)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-0.08	%(3)
Portfolio turnover rate	0%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.00	(2)
Net realized and unrealized gain on investments	1.22	(2)

Total from investment operations	1.22

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$11.22

Total return	12.20%
Net assets, end of period (in millions)	$2
Ratio of expenses to average net assets including voluntary expense waiver	1.63	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	0.04	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.64	%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.03	%(3)
Portfolio turnover rate	0%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.04	(2)
Net realized and unrealized gain on investments	1.22	(2)

Total from investment operations	1.26

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$11.26

Total return (3)	12.60%
Net assets, end of period (in thousands)	$225
Ratio of expenses to average net assets including voluntary expense waiver	0.85	%(4)
Ratio of net investment income to average net assets including voluntary expense waiver	0.77	%(4)
Ratio of expenses to average net assets excluding voluntary expense waiver	0.86	%(4)
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.76	%(4)
Portfolio turnover rate	0%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.06	(2)
Net realized and unrealized gain on investments	1.21	(2)

Total from investment operations	1.27

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$11.27

Total return	12.70%
Net assets, end of period (in thousands)	$225
Ratio of expenses to average net assets including voluntary expense waiver	0.29	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	1.02	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	0.30	%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	1.01	%(3)
Portfolio turnover rate	0%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                      (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.03	(2)
Net realized and unrealized gain on investments	1.23	(2)

Total from investment operations	1.26

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$11.26

Total return	12.60%
Net assets, end of period (in millions)	$1
Ratio of expenses to average net assets including voluntary expense waiver	0.85	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	0.61	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	0.86	%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.60	%(3)
Portfolio turnover rate	0%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY MORTGAGE SECURITIES FUND

Portfolio Highlights

On September 30, 2007, Ivy Mortgage Securities Fund had net assets totaling
$344,476,317 invested in a diversified portfolio of:

56.27%	Corporate Bonds
38.53%	United States Government Agency Obligations
5.20%	Cash and Cash Equivalents

Quality Weightings

On September 30, 2007, the breakdown of bonds (by ratings) held by the Fund was as follows:

AAA	66.25%
AA	10.32%
A	5.15%
BBB	7.29%
BB	4.30%
Non-Rated	1.49%
Cash and Cash Equivalents	5.20%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's, Moody's or management's internal ratings, where no other ratings are available.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Investments of Ivy Mortgage Securities Fund
September 30, 2007 (Unaudited)
CORPORATE DEBT SECURITIES	Principal Amount in Thousands		Value

Finance Companies
ABFS Mortgage Loan Trust:
2001-2,
6.99%, 12-25-31 (A)	$1,074		$1,076,724
2002-4,
7.423%, 12-15-33 (A)	1,485		1,421,585
Aames Mortgage Trust 2001-4,
6.65%, 1-25-32 (A)	501		481,633
Asset Securitization Corporation:
1.6136%, 10-13-26 (Interest Only) (A)(B)	4,115		169,866
8.62125%, 8-13-29 (Interest Only) (A)	1,384		329,330
7.66418%, 2-14-43 (A)	1,430		1,556,925
Associates Manufactured Housing Contract Pass-Through Certificates,
7.9%, 3-15-27	1,313		1,340,166
Banc of America Alternative Loan Trust:
2004-11,
6.0%, 12-25-34	1,135		1,122,204
2005-6,
6.0%, 7-25-35	863		861,143
2005-8:
5.57587%, 9-25-35 (A)	2,049		1,895,418
5.57587%, 9-25-35 (A)	407		351,195
2005-10,
5.66892%, 11-25-35 (A)	1,157		908,277
2005-12,
5.80813%, 1-25-36 (A)	1,635		1,449,669
2006-4:
6.2253%, 5-25-46 (A)	896		685,705
6.2253%, 5-25-46 (A)	642		605,396
2006-6,
6.0%, 6-25-46	3,070		3,016,611
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2002-2,
6.2%, 7-11-43 (B)	1,200		1,190,680
Series 2003-1,
4.9%, 9-11-36 (B)	1,000		931,966
Series 2004-6,
5.104%, 12-10-42 (A)(B)	800		733,458
Banc of America Commercial Mortgage Trust 2007-1,
5.451%, 1-15-49	1,000		987,194
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	1,213		1,205,246
Banc of America Funding Corporation,
5.00739%, 9-20-34 (A)	1,284		1,264,904
Banc of America Mortgage 2005-J Trust,
5.08948%, 11-25-35 (A)	2,031		2,018,731
Banc of America Mortgage 2007-1 Trust:
6.0%, 3-25-37	3,618		3,398,794
6.0%, 3-25-37	1,000		973,750
Banc of America Mortgage Alternative Loan Trust 2003-5,
5.5%, 7-25-33	1,276		1,078,357
Banc of America Mortgage Trust:
2003-9,
5.5%, 12-25-33	816		636,052
2004-1,
5.5%, 2-25-34	1,910		1,722,614
2004-2:
5.0%, 3-25-19	299		287,756
5.0%, 3-25-19	233		220,311
5.5%, 3-25-34	471		430,041
2004-3:
4.875%, 4-25-19	403		383,930
4.875%, 4-25-19	216		201,884
2004-7,
5.75%, 8-25-34	1,106		1,091,981
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (B)	1,750		1,764,036
Banco Hipotecario Nacional:
7.916%, 7-25-09 (C)	23		233
2.57%, 3-25-11 (C)	10		100
7.54%, 5-31-17 (C)	-	*	1
BankAmerica Manufactured Housing Contract Trust:
7.8%, 10-10-26	2,000		2,043,964
7.015%, 1-10-28	1,041		1,054,148
Bear Stearns Commercial Mortgage Securities Inc.:
Series 2001-TOP2 Trust Fund,
7.49057%, 2-15-35 (A)(B)	3,000		3,130,055
Series 2000-WF1 Trust Fund,
6.5%, 2-15-32	1,015		1,022,902
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.0%, 10-15-36 (B)	938		936,422
Bear Stearns Mortgage Funding Trust 2006-SL2,
5.54125%, 9-25-36 (A)	2,295		1,000,680
Bear Stearns Mortgage Securities Inc.,
8.0%, 11-25-29	419		418,026
BlackRock Capital Finance,
7.75%, 9-25-26 (B)	567		566,230
C-Bass:
2005-CB3 Trust,
5.109%, 12-25-34 (A)	1,254		1,179,768
2006-CB2 Trust,
5.717%, 12-25-36 (A)	394		392,561
2006-MH1 Trust,
5.97%, 9-25-36 (A)(B)	1,444		1,467,222
Mortgage Loan Trust 2007-CB2,
5.891%, 2-25-37 (A)	436		434,312
CHL Mortgage Pass-Through Trust:
2002-32,
5.5314%, 1-25-33 (A)	1,381		1,308,461
2003-28,
4.15%, 8-25-33	1,500		1,422,028
2003-HYB2,
3.96935%, 7-19-33 (A)	2,019		1,946,185
COMM 2006-CNL2,
5.5699%, 2-5-19 (A)(B)	925		887,290
CSAB Mortgage-Backed Trust 2006-2,
6.08%, 9-25-36 (A)	3,540		3,470,990
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (A)(B)	1,000		960,384
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 (A)	2,135		2,065,044
Capital Auto Receivables Asset Trust:
2006-1,
7.16%, 1-15-13 (B)	1,140		1,164,097
2007-2,
8.3%, 2-15-14 (B)	1,105		1,179,405
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (A)	2,301		2,223,044
Chase Mortgage Finance Trust:
Series 2003-S2,
5.0%, 3-25-18	1,646		1,624,174
Series 2003-S11,
5.5%, 10-25-33	867		841,844
Citicorp Residential Mortgage Trust Series 2006-2,
5.872%, 9-25-36 (A)	1,217		1,211,071
CitiMortgage Alternative Loan Trust:
Series 2006-A7,
0.0%, 12-25-36 (D)	3,417		3,363,250
Series 2007-A7,
6.23737%, 7-25-37 (A)	644		410,905
Collateralized Mortgage Obligation Trust,
5.0%, 7-1-18	33		32,548
Commercial Mortgage Asset Trust,
7.8%, 11-17-32 (A)	1,000		1,123,146
Conseco Finance Securitizations Corp.,
6.981%, 6-15-32	1,035		976,442
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.8%, 12-15-35 (A)(C)	1,275		1,232,368
Countrywide Home Loans Alternative Loan Trust 2004-J9,
4.586%, 10-25-34 (A)	1,984		1,968,716
Countrywide Home Loans, Inc. Asset-Backed Certificates, Series 2005-10,
4.915%, 2-25-36 (A)	5,000		4,744,372
Credit Suisse Commercial Mortgage Trust Series 2006-C5,
5.311%, 12-15-39	1,000		981,401
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	473		475,524
DLJ Commercial Mortgage Corp. 1998-CG1,
7.35697%, 6-10-31 (A)(B)	1,640		1,745,879
FFCA Secured Lending Corporation:
6.71375%, 2-18-22 (A)(C)	1,500		1,425,904
6.96375%, 2-18-22 (A)(C)	1,000		941,842
First Horizon Mortgage Pass-Through Trust 2003-8,
5.12611%, 10-25-33 (A)	369		266,300
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(C)	1,630		1,589,736
Ford Credit Auto Owner Trust:
2006-B,
7.12%, 2-15-13 (B)	635		616,952
2007-A,
7.05%, 12-15-13 (B)	390		374,283
GMAC Commercial Mortgage Securities,
5.94%, 7-1-13 (B)	131		128,653
GS Mortgage Securities Trust 2007-GG10,
5.93329%, 8-10-45 (A)	1,500		1,525,522
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.25%, 4-25-32	780		709,902
5.39485%, 4-25-32 (A)	1,214		1,049,308
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (C)	1,075		1,024,496
5.25%, 11-25-32 (C)	501		481,315
Green Tree Financial Corporation:
7.65%, 4-15-19	683		712,035
8.3%, 11-15-19	500		521,883
9.1%, 4-15-25	1,075		1,121,981
9.0%, 6-15-25	1,052		1,104,004
Greenwich Capital Commercial Funding Corp., Commercial Mortgage Trust 2002-C1,
5.5%, 1-11-35 (B)	780		746,915
Hilton Hotel Pool Trust:
6.165%, 10-3-15 (A)(B)	500		493,816
7.653%, 10-3-15 (B)	1,955		2,076,284
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33 (A)	178		168,340
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (C)	2,091		2,079,393
Impac CMB Trust Series 2003-2F,
6.0%, 1-25-33 (A)	893		636,382
J.P. Morgan Alternative Loan Trust 2005-S1 Mortgage Pass-Through Certificates, Series 2005-S1,
6.0%, 12-25-35	998		988,868
J.P. Morgan Alternative Loan Trust 2006-A6,
5.95%, 11-25-36 (A)	2,500		2,497,758
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (B)	2,300		2,341,995
J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10,
5.42%, 1-15-49	3,000		2,955,937
J.P. Morgan Mortgage Acquisition Trust:
2006-CW2,
6.337%, 8-25-36 (A)	2,725		2,711,729
2006-WF1,
6.41%, 7-25-36 (A)	2,510		2,502,625
J.P. Morgan Mortgage Trust:
2004-A3,
4.29236%, 7-25-34 (A)	1,399		1,364,468
2005-S2:
5.67065%, 9-25-35 (A)	2,231		2,041,903
6.5%, 9-25-35	2,310		2,343,268
2006-A2:
3.75609%, 11-25-33 (A)	1,551		1,529,560
3.8175%, 8-25-34 (A)	2,128		2,074,864
2006-A6,
6.04729%, 10-25-36 (A)	2,510		2,582,748
2006-S3:
6.187%, 8-25-36	1,200		1,097,503
6.5%, 8-25-36	1,810		1,801,689
2007-A1,
4.82%, 7-25-35 (A)	2,188		2,080,856
2007-A2,
5.7161%, 4-25-37 (A)	3,519		3,518,621
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (A)(B)	300		278,866
Lehman Mortgage Trust Mortgage Pass-Through Certificates, Series 2006-5,
6.88956%, 9-25-36 (A)	2,004		1,952,420
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	3,057		3,030,779
MASTR Asset Securitization Trust:
2003-10,
5.5%, 11-25-33	1,442		1,400,775
2003-6,
5.5%, 7-25-33	1,677		1,618,507
Metropolitan Asset Funding, Inc.,
6.98%, 5-20-12 (B)	9		9,400
Mid-State Capital Corporation 2004-1 Trust:
6.005%, 8-15-37	334		342,272
6.497%, 8-15-37	1,215		1,234,604
Morgan Stanley Capital I Trust 2003-IQ5,
5.93473%, 4-15-38 (A)(B)	2,348		2,215,119
Morgan Stanley Dean Witter Capital I Inc. Trust 2002-WL1,
6.51994%, 4-25-17 (A)	261		260,929
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.09475%, 11-28-35 (Interest Only) (A)(C)	30,757		692,029
5.88%, 11-28-35 (A)(C)	680		652,821
5.88%, 11-28-35 (A)(C)	340		333,838
Multi Security Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-RR4,
5.0%, 11-28-35 (C)	2,000		1,957,500
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (B)	1,000		966,132
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (B)	2,250		2,302,955
Oakwood Mortgage Investors, Inc.:
8.1%, 10-15-21 (B)	310		312,536
7.375%, 8-15-27	287		289,605
Origen Manufactured Housing Contract Trust:
2004-A,
5.7%, 1-15-35	543		527,502
2004-B,
4.75%, 8-15-21	400		386,809
2005-A,
4.97%, 10-15-21	935		926,020
Trust 2005-B:
5.605%, 5-15-22	360		361,838
5.91%, 1-15-37	700		693,306
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.0%, 2-25-37	1,563		1,379,008
Prudential Home Mortgage Securities:
6.98002%, 9-28-08 (A)(B)	3		2,994
6.73%, 4-28-24 (A)(C)	3		3,262
8.04423%, 9-28-24 (A)(B)	24		23,668
RALI Series:
2003-QS10 Trust,
5.5%, 5-25-33	2,202		2,144,510
2003-QS11 Trust,
5.75%, 6-25-33	2,495		2,391,758
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 (A)	1,075		921,509
RASC Series 2003-KS10 Trust,
6.41%, 12-25-33	313		261,335
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
7.22%, 9-10-35 (A)(C)	1,427		1,402,600
RFMSI Series 2004-S5 Trust:
4.5%, 5-25-19	337		315,659
4.5%, 5-25-19	168		154,346
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.75%, 12-25-30 (A)	1,202		1,241,170
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.4%, 11-25-35 (A)	1,575		1,527,750
Structured Asset Mortgage Investments, Inc.:
5.85515%, 4-30-30 (A)	19		19,281
5.85515%, 4-30-30 (A)	9		8,786
Structured Asset Securities Corporation:
5.54%, 11-25-32 (A)	225		224,362
5.25%, 8-25-33	1,311		1,207,502
5.25%, 8-25-33	571		511,764
5.63%, 5-25-34 (A)	811		807,619
6.0%, 6-25-34 (A)	2,247		2,253,115
Vanderbilt Mortgage and Finance, Inc.:
7.955%, 12-7-24	657		692,369
7.525%, 11-7-26	915		914,784
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (B)	964		881,421
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.60537%, 12-25-32 (A)	958		905,393
Wells Fargo Alternative Loan 2007-PA3 Trust:
5.75%, 7-25-37	1,079		997,648
6.20114%, 7-25-37 (A)	1,787		1,622,121
6.20114%, 7-25-37 (A)	1,563		1,300,973
Wells Fargo Mortgage Backed Securities:
2003-2 Trust,
5.25%, 2-25-18	269		249,694
2003-4 Trust,
5.5%, 6-25-33	938		814,603
2003-9 Trust,
5.25%, 8-25-33 (B)	1,135		838,283
2004-1 Trust (The),
5.5%, 2-25-34	1,636		1,537,284
2005-16 Trust,
5.75%, 1-25-36	500		482,751

TOTAL CORPORATE DEBT SECURITIES - 56.27%			$193,814,246

(Cost: $200,401,875)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.20%
Federal Home Loan Mortgage Corporation,
2.75%, 3-15-08 (E)	200	198,062
Federal National Mortgage Association,
5.0%, 9-15-08 (E)	500	503,212
		701,274
Mortgage-Backed Obligations - 38.33%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
9.97667%, 3-15-09 (A)	358	364,152
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 6-15-31	2,000	1,932,939
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.5%, 12-1-17	679	679,919
5.5%, 9-1-19	1,172	1,170,070
3.5%, 2-15-30	1,826	1,740,549
6.5%, 9-1-32	1,119	1,152,776
5.3%, 1-15-33	206	198,728
5.0%, 7-15-33	2,080	1,977,794
5.5%, 5-1-34	837	821,812
5.5%, 5-1-34	1,240	1,218,331
6.5%, 5-1-34	805	822,301
5.5%, 10-1-34	994	975,381
5.0%, 5-15-35	2,196	2,010,326
5.5%, 7-1-35	2,775	2,720,281
5.0%, 8-1-35	897	856,818
5.5%, 10-1-35	1,628	1,597,680
5.0%, 12-1-35	843	805,446
6.0%, 10-1-37	1,000	1,000,938
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.659%, 7-1-35 (A)	1,239	1,224,979
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 1-1-18	432	437,881
5.5%, 2-1-18	426	426,876
5.5%, 3-1-18	1,968	1,969,152
5.0%, 5-1-18	1,339	1,317,165
5.0%, 10-1-18	1,324	1,301,490
5.5%, 9-1-19	343	342,501
5.5%, 10-1-20	5,300	5,286,750
5.5%, 2-1-24	509	504,108
6.0%, 8-1-29	414	417,331
7.0%, 11-1-31	198	207,195
6.5%, 2-1-32	139	142,959
6.5%, 2-1-32	124	127,352
6.5%, 2-1-32	180	185,902
7.0%, 2-1-32	248	259,434
7.0%, 3-1-32	338	353,465
6.5%, 4-1-32	76	77,851
6.5%, 5-1-32	133	136,754
6.5%, 5-1-32	88	89,732
6.5%, 7-1-32	662	681,788
6.0%, 9-1-32	150	151,874
6.5%, 9-1-32	79	81,169
6.0%, 10-1-32	979	988,261
6.0%, 10-1-32	945	953,533
6.5%, 10-1-32	63	64,973
6.0%, 11-1-32	826	833,749
6.0%, 11-1-32	485	489,630
6.0%, 3-1-33	1,259	1,270,099
6.0%, 3-1-33	1,159	1,169,045
6.0%, 3-1-33	817	824,796
6.0%, 3-1-33	248	249,778
5.5%, 4-1-33	1,694	1,665,468
5.5%, 5-1-33	544	534,458
5.5%, 5-1-33	290	285,313
6.0%, 6-1-33	2,722	2,735,438
6.5%, 8-1-33	44	45,396
6.0%, 10-1-33	267	268,347
5.0%, 11-1-33	1,709	1,635,790
6.0%, 12-1-33	513	516,463
5.0%, 1-1-34	1,644	1,573,811
5.5%, 1-1-34	1,498	1,470,549
5.0%, 3-1-34	963	921,439
5.0%, 3-1-34	406	388,731
5.5%, 3-1-34	2,241	2,203,683
5.5%, 4-1-34	1,932	1,899,382
5.5%, 4-1-34	1,577	1,547,548
5.5%, 4-1-34	610	599,111
5.0%, 5-1-34	186	178,171
5.5%, 7-1-34	1,793	1,762,068
6.0%, 8-1-34	633	634,861
5.5%, 9-1-34	1,270	1,247,000
6.0%, 9-1-34	841	844,349
6.5%, 9-1-34	985	1,006,150
5.5%, 10-1-34	7,125	6,978,047
5.5%, 10-1-34	1,929	1,895,129
6.0%, 10-1-34	1,000	1,001,250
5.5%, 11-1-34	716	702,822
6.0%, 11-1-34	397	398,821
6.5%, 11-1-34	73	74,115
6.0%, 12-1-34	2,389	2,397,766
5.5%, 1-1-35	635	622,664
4.5%, 2-1-35	468	434,725
5.5%, 2-1-35	2,364	2,320,913
5.5%, 2-1-35	1,911	1,877,497
5.5%, 2-1-35	1,111	1,090,597
6.5%, 3-1-35	1,199	1,227,755
6.0%, 4-1-35	1,681	1,684,630
6.0%, 6-1-35	2,713	2,722,985
5.0%, 7-1-35	801	764,893
5.5%, 7-1-35	796	780,938
5.5%, 10-1-35	1,700	1,669,213
5.5%, 10-1-35	943	926,091
5.5%, 2-1-36	1,638	1,587,864
6.5%, 2-1-36	673	685,382
6.5%, 6-1-36	1,234	1,256,430
6.0%, 8-1-36	2,057	2,060,596
6.5%, 10-1-36	2,935	2,988,197
6.0%, 11-1-36	2,307	2,310,346
6.0%, 5-1-37	988	989,542
6.5%, 8-1-37	1,990	2,026,030
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
1.13796%, 3-16-34 (A)	7,622	302,696
0.84617%, 7-16-40 (A)	3,952	127,564
0.25135%, 3-16-42 (A)	15,044	159,687
0.93645%, 6-17-45 (A)	19,635	1,000,993
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	621	678,023
6.25%, 7-15-24	283	289,361
5.5%, 3-16-32	4,575	4,562,096
5.0%, 7-15-33	1,014	982,278
5.0%, 7-15-34	883	855,642
5.0%, 10-1-34	700	677,032
5.5%, 12-15-34	1,030	1,016,267
5.5%, 12-15-34	601	593,171
5.0%, 1-15-35	1,758	1,701,578
5.5%, 10-1-35	3,000	2,957,814
5.0%, 12-15-35	1,940	1,877,602
6.0%, 10-1-36	1,875	1,886,719
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
1995-1 Class 1,
7.20763%, 2-15-25 (A)	225	237,077
1995-1 Class 2,
7.7925%, 2-15-25	72	76,592
		132,034,769

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 38.53%		$132,736,043

(Cost: $135,428,208)

SHORT-TERM SECURITIES

Commercial Paper
Chemicals - Petroleum and Inorganic - 1.45%
E.I. du Pont de Nemours and Company,
4.75%, 10-9-07	5,000	4,994,722

Finance Companies - 0.87%
Prudential Funding LLC,
5.15%, 10-11-07	3,000	2,995,708

Food and Related - 1.88%
ConAgra Foods, Inc.,
5.23%, 10-3-07	1,500	1,499,564
General Mills, Inc.,
5.31%, 10-10-07	5,000	4,993,363
		6,492,927
Health Care - Drugs - 1.74%
GlaxoSmithKline Finance plc,
5.4%, 10-5-07	6,000	5,996,400

Household - General Products - 2.03%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
5.2%, 10-9-07	4,000	3,995,378
4.8%, 10-17-07	3,000	2,993,600
		6,988,978
Leisure Time Industry - 1.45%
Walt Disney Company (The),
5.365%, 10-3-07	5,000	4,998,510

Mining - 1.07%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.0%, 10-1-07	3,675	3,675,000

Publishing - 0.58%
Gannett Co., Inc.,
5.35%, 10-25-07	2,000	1,992,867

Total Commercial Paper - 11.07%		38,135,112

Commercial Paper (backed by irrevocable bank letter of credit) - 0.58%
Finance Companies
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
5.0%, 10-2-07	2,000	1,999,722

TOTAL SHORT-TERM SECURITIES - 11.65%		$40,134,834

(Cost: $40,134,834)

TOTAL INVESTMENT SECURITIES - 106.45%		$366,685,123

(Cost: $375,964,917)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (6.45%)		(22,208,806)

NET ASSETS - 100.00%		$344,476,317

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*Not shown due to rounding.
(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2007, the total value of these securities amount to $31,437,262 or 9.13% of net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2007, the total value of these securities amount to $13,817,438 or 4.01% of net assets.
(D)This security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(E)Securities serve as collateral for the following open futures contracts at September 30, 2007. (See Note 7 to financial statements):
Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation	)

United States 5 Year Treasury Note	Short	12-31-07	6	$642,188		$(4,436)
United States 10 Year Treasury Note	Short	12-19-07	97	10,600,281	41,577

				$11,242,469	$37,141

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY MORTGAGE SECURITIES FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $375,965) (Notes 1 and 3)	$366,685
Receivables:
Interest	1,532
Fund shares sold	656
Variation margin (Note 7)	9
Prepaid and other assets	43

Total assets	368,925

LIABILITIES
Payable for investment securities purchased	22,897
Payable to Fund shareholders	610
Due to custodian	309
Accrued management fee (Note 2)	139
Dividends payable	130
Accrued service fee (Note 2)	127
Accrued shareholder servicing (Note 2)	102
Accrued distribution fee (Note 2)	20
Accrued accounting services fee (Note 2)	9
Other	106

Total liabilities	24,449

Total net assets	$344,476

NET ASSETS
Capital paid in (shares authorized - unlimited)	$355,140
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	––
Accumulated undistributed net realized loss on investment transactions	(1,421)
Net unrealized depreciation in value of investments	(9,243)

Net assets applicable to outstanding units of capital	$344,476

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.39
Class B	$10.39
Class C	$10.39
Class E	$10.39
Class I	$10.39
Class Y	$10.39
Capital shares outstanding:
Class A	28,759
Class B	1,281
Class C	1,889
Class E	17
Class I	24
Class Y	1,188

See Notes to Financial Statements.

Statement of Operations
      IVY MORTGAGE SECURITIES FUND
      For the Six Months Ended September 30, 2007
      (In Thousands)                                                                                                             (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$9,876

Expenses (Note 2):
Investment management fee	834
Shareholder servicing:
Class A	378
Class B	30
Class C	29
Class E	1
Class I	–– *
Class Y	10
Service fee:
Class A	350
Class B	15
Class C	24
Class Y	16
Distribution fee:
Class A	11
Class B	45
Class C	73
Class E	–– *
Accounting services fee	53
Audit fees	15
Custodian fees	15
Legal fees	4
Other	121

Total expenses	2,024

Net investment income	7,852

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(568)
Realized net gain on futures	87

Realized net loss on investments	(481)

Unrealized depreciation in value of securities during the period	(5,779)
Unrealized appreciation in value of futures contracts during the period	46

Unrealized depreciation in value of investments during the period	(5,733)

Net loss on investments	(6,214)

Net increase in net assets resulting from operations	$1,638

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY MORTGAGE SECURITIES FUND
      (In Thousands)                                                                                                               (Unaudited)

	For the six months ended September 30, 2007	For the fiscal year ended March 31, 2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$7,852	$14,172
Realized net loss on investments	(481)	(111)
Unrealized appreciation (depreciation)	(5,733)	3,634

Net increase in net assets resulting from operations	1,638	17,695

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(6,900)	(12,512)
Class B	(230)	(422)
Class C	(388)	(765)
Class E	(3)	NA
Class I	(6)	NA
Class Y	(325)	(473)
Realized gains on investment transactions:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(––)

	(7,852)	(14,172)

Capital share transactions (Note 5)	29,187	38,091

Total increase	22,973	41,614
NET ASSETS
Beginning of period	321,503	279,889

End of period	$344,476	$321,503

Undistributed net investment income	$––	$––

(1)See "Financial Highlights" on pages 220 - 225.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended September 30,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$10.59	$10.44	$10.68	$10.96	$10.97	$11.07	$10.99

Income (loss) from investment operations:
Net investment income	0.25	0.51	0.48	0.49	0.25	0.59	0.70
Net realized and unrealized gain (loss) on investments	(0.20)	0.15	(0.24)	(0.27)	0.03	(0.12)	0.11

Total from investment operations	0.05	0.66	0.24	0.22	0.28	0.47	0.81

Less distributions from:
Net investment income	(0.25)	(0.51)	(0.48)	(0.49)	(0.25)	(0.57)	(0.72)
Capital gains	(0.00)	(0.00)	(0.00)	(0.01)	(0.04)	(0.00)	(0.00)
Tax return of capital	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)

Total distributions	(0.25)	(0.51)	(0.48)	(0.50)	(0.29)	(0.57)	(0.73)

Net asset value, end of period	$10.39	$10.59	$10.44	$10.68	$10.96	$10.97	$11.07

Total return(1)	0.50%	6.52%	2.24%	2.12%	2.70%	4.19	%(2)	7.88%
Net assets, end of period (in millions)	$299	$278	$243	$188	$134	$91	$67
Ratio of expenses to average net assets including reimbursement	1.14	%(3)	1.14%	1.05%	0.95%	1.05	%(3)(4)	0.97%	0.95%
Ratio of net investment income to average net assets including reimbursement	4.78	%(3)	4.90%	4.51%	4.59%	4.56	%(3)(4)	5.27%	6.24%
Ratio of expenses to average net assets excluding reimbursement	1.14	%(3)(5)	1.14	%(5)	1.16%	1.23%	1.38	%(3)(4)	1.12%	1.21%
Ratio of net investment income to average net assets excluding reimbursement	4.78	%(3)(5)	4.90	%(5)	4.40%	4.31%	4.22	%(3)(4)	5.12%	5.98%
Portfolio turnover rate	48%	121%	154%	200%	57%	83%	99%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for Class A, for the year ended September 30, 2003, would have been 4.28%.
(3)Annualized.
(4)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown reflect a blended rate that includes income and expenses for those Class B and Class C shares before October 1, 2003 up to the time of merger. Expenses for Class A shares before and after the merger were limited to 0.95% of average net assets.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-8-03(1) to
	9-30-07		2007	2006	2005	3-31-04

Net asset value, beginning of period	$10.59		$10.44	$10.68	$10.96	$10.87

Income (loss) from investment operations:
Net investment income	0.20		0.40	0.36	0.37	0.12
Net realized and unrealized gain (loss) on investments	(0.20)		0.15	(0.24)	(0.27)	0.13

Total from investment operations	0.00		0.55	0.12	0.10	0.25

Less distributions from:
Net investment income	(0.20)		(0.40)	(0.36)	(0.37)	(0.12)
Capital gains	(0.00)		(0.00)	(0.00)	(0.01)	(0.04)

Total distributions	(0.20)		(0.40)	(0.36)	(0.38)	(0.16)

Net asset value, end of period	$10.39		$10.59	$10.44	$10.68	$10.96

Total return	0.01%		5.45%	1.12%	0.92%	2.32%
Net assets, end of period (in millions)	$13		$12	$11	$7	$1
Ratio of expenses to average net assets	2.12	%(2)	2.16%	2.16%	2.16%	1.89	%(2)
Ratio of net investment income to average net assets	3.80	%(2)	3.88%	3.41%	3.29%	3.59	%(2)
Portfolio turnover rate	48%		121%	154%	200%	57	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-8-03(1) to
	9-30-07		2007	2006	2005	3-31-04

Net asset value, beginning of period	$10.59		$10.44	$10.68	$10.96	$10.87

Income (loss) from investment operations:
Net investment income	0.21		0.42	0.38	0.38	0.12
Net realized and unrealized gain (loss) on investments	(0.20)		0.15	(0.24)	(0.27)	0.13

Total from investment operations	0.01		0.57	0.14	0.11	0.25

Less distributions from:
Net investment income	(0.21)		(0.42)	(0.38)	(0.38)	(0.12)
Capital gains	(0.00)		(0.00)	(0.00)	(0.01)	(0.04)

Total distributions	(0.21)		(0.42)	(0.38)	(0.39)	(0.16)

Net asset value, end of period	$10.39		$10.59	$10.44	$10.68	$10.96

Total return	0.11%		5.69%	1.34%	1.05%	2.32%
Net assets, end of period (in millions)	$20		$19	$19	$12	$2
Ratio of expenses to average net assets	1.92	%(2)	1.93%	1.93%	2.03%	1.86	%(2)
Ratio of net investment income to average net assets	4.00	%(2)	4.11%	3.63%	3.41%	3.61	%(2)
Portfolio turnover rate	48%		121%	154%	200%	57	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                     (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$10.59

Income (loss) from investment operations:
Net investment income	0.24	(2)
Net realized and unrealized loss on investments	(0.20	)(2)

Total from investment operations	0.04

Less distributions from:
Net investment income	(0.24)
Capital gains	(0.00)

Total distributions	(0.24)

Net asset value, end of period	$10.39

Total return(3)	0.37%
Net assets, end of period (in thousands)	$179
Ratio of expenses to average net assets	1.29	%(4)
Ratio of net investment income to average net assets	4.62	%(4)
Portfolio turnover rate	48	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                     (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$10.59

Income (loss) from investment operations:
Net investment income	0.31	(2)
Net realized and unrealized loss on investments	(0.20	)(2)

Total from investment operations	0.11

Less distributions from:
Net investment income	(0.31)
Capital gains	(0.00)

Total distributions	(0.31)

Net asset value, end of period	$10.39

Total return	1.00%
Net assets, end of period (in thousands)	$256
Ratio of expenses to average net assets	0.79	%(3)
Ratio of net investment income to average net assets	5.13	%(3)
Portfolio turnover rate	48	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-8-03(1) to
	9-30-07		2007	2006	2005	3-31-04

Net asset value, beginning of period	$10.59		$10.44	$10.68	$10.96	$10.87

Income (loss) from investment operations:
Net investment income	0.25		0.52	0.48	0.48	0.15
Net realized and unrealized gain (loss) on investments	(0.20)		0.15	(0.24)	(0.27)	0.13

Total from investment operations	0.05		0.67	0.24	0.21	0.28

Less distributions from:
Net investment income	(0.25)		(0.52)	(0.48)	(0.48)	(0.15)
Capital gains	(0.00)		(0.00)	(0.00)	(0.01)	(0.04)

Total distributions	(0.25)		(0.52)	(0.48)	(0.49)	(0.19)

Net asset value, end of period	$10.39		$10.59	$10.44	$10.68	$10.96

Total return	0.57%		6.66%	2.26%	1.95%	2.56%
Net assets, end of period (in millions)	$12		$13	$7	$6	$3
Ratio of expenses to average net assets	1.01	%(2)	1.00%	1.03%	1.12%	1.09	%(2)
Ratio of net investment income to average net assets	4.92	%(2)	5.04%	4.53%	4.41%	4.38	%(2)
Portfolio turnover rate	48%		121%	154%	200%	57	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY PACIFIC OPPORTUNITIES FUND

Portfolio Highlights

On September 30, 2007, Ivy Pacific Opportunities Fund had net assets totaling
$666,587,513 invested in a diversified portfolio of:

94.57%	Foreign Common Stocks and Investment Funds
5.43%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2007, your Fund was invested by country and by industry, respectively, as follows:

Country Weightings
South Korea	$21.67
China	$20.22
Taiwan	$10.89
Hong Kong	$7.81
India	$7.78
Singapore	$7.42
Cayman Islands	$6.52
Cash and Cash Equivalents	$5.43
Bermuda	$2.85
Malaysia	$2.83
Other Pacific Basin (1)	$2.57
Indonesia	$2.52
Other (2)	$1.49

(1)Includes $1.63 Australia, $0.10 Philippines and $0.84 Thailand.

(2)Includes $0.36 Canada and $1.13 United Kingdom.

Sector Weightings
Financial Services Stocks	$18.79
Raw Materials Stocks	$11.57
Capital Goods Stocks	$10.38
Business Equipment and Services Stocks	$9.00
Technology Stocks	$8.87
Utilities Stocks	$7.79
Shelter Stocks	$6.51
Multi-Industry Stocks	$5.89
Cash and Cash Equivalents	$5.43
Energy Stocks	$5.38
Retail Stocks	$4.58
Consumer Nondurables Stocks	$3.30
Miscellaneous Stocks	$2.51

The Investments of Ivy Pacific Opportunities Fund
September 30, 2007 (Unaudited)
COMMON STOCKS	Shares	Value

Australia - 1.63%
Rio Tinto Limited (A)	113,430	$10,892,581

Bermuda - 2.85%
China Yurun Food Group Limited (A)	5,000,000	7,203,638
Enerchina Holdings Limited (A)*	56,718,000	3,210,240
REXCAPITAL Financial Holdings Limited (A)*	52,975,000	8,586,286
Wah Sang Gas Holdings Limited (A)(B)*	736,000	15,148
		19,015,312
Canada - 0.36%
Canadian Solar Inc.*	250,000	2,393,750

Cayman Islands - 6.25%
Agile Property Holdings Limited (A)	4,678,000	9,820,740
Heng Tai Consumables Group Limited (A)*	18,000,000	2,894,319
Shimao Property Holdings Limited (A)	2,167,500	6,594,078
Simcere Pharmaceutical Group*	350,000	5,575,500
Suntech Power Holdings Co., Ltd., ADR*	161,400	6,439,860
Tencent Holdings Limited (A)	1,600,000	10,332,075
		41,656,572
China - 20.22%
Acorn International, Inc., ADR*	127,700	2,640,836
Aluminum Corporation of China Limited (A)(D)	750,000	2,156,268
China BlueChemical Ltd., H Shares (A)	7,604,000	5,027,697
China Merchants Bank Co., Limited, H Shares (A)	1,329,500	5,840,404
China Merchants Bank Co., Limited, H Shares (A)(D)	2,000,000	8,785,865
China Mobile Limited (A)	1,277,500	20,919,589
China Oilfield Services Limited (A)	5,190,000	11,950,449
China Resources Power Holdings Company Limited (A)	2,500,000	7,766,422
China Shenhua Energy Company Limited, H Shares (A)	1,400,000	8,410,247
China Shenhua Energy Company Limited, H shares (A)(D)	1,200,000	7,208,783
Hunan Nonferrous Metals Corporation Limited (A)	8,204,000	8,463,770
PetroChina Company Limited, H Shares (A)	2,222,000	4,213,135
PetroChina Company Limited, H Shares (A)(C)	1,526,000	2,893,449
Ping An Insurance (Group) Company of China, Ltd., H Shares (A)	1,094,500	15,149,276
SINA Corporation*	67,000	3,207,960
Sino-Ocean Land Holdings Limited (A)(C)*	1,000,000	1,415,000
Sinopec Shanghai Petrochemical Company Limited (A)	7,000,000	5,735,897
Xinhua Finance Media, ADR*	598,100	4,581,446
Yingli Green Energy Holding Company Limited*	324,200	8,451,894
		134,818,387
Hong Kong - 7.81%
Bank of East Asia, Limited (The) (A)	1,178,600	6,610,233
Beijing Enterprises Holdings Limited (A)	1,538,000	7,814,789
CNOOC Limited (A)	6,000,000	10,079,948
Cheung Kong (Holdings) Limited (A)	450,000	7,421,033
China Aoyuan Property Group Limited (A)	300,000	200,673
Hang Lung Properties Limited (A)	1,651,000	7,390,778
Hutchison Whampoa Limited, Ordinary Shares (A)	498,000	5,326,666
Lee & Man Paper Manufacturing Limited (A)	1,658,000	7,198,171
		52,042,291
India - 7.78%
Ambuja Cements Limited (A)	1,699,734	6,163,789
Bharat Heavy Electricals Limited (A)	225,860	11,545,656
ICICI Bank Limited, ADR	200,000	10,544,000
Infosys Technologies Limited (A)	120,000	5,699,981
Reliance Industries Limited (A)	168,940	9,742,959
Satyam Computer Services Limited (A)	440,000	4,926,432
TATA POWER COMPANY LIMITED (THE) (A)	150,000	3,215,886
		51,838,703
Indonesia - 2.52%
PT Astra International Tbk (A)	2,866,000	6,032,860
PT Bank Rakyat Indonesia (A)	6,778,500	4,892,083
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk	120,000	5,858,400
		16,783,343
Malaysia - 2.83%
Bumiputra-Commerce Holdings Berhad (A)	1,356,000	4,258,019
Genting Berhad (A)	2,067,900	4,885,281
IOI Corporation Berhad (A)	1,748,950	3,105,252
LION DIVERSIFIED HOLDINGS BERHAD (A)	1,946,300	6,625,702
		18,874,254
Philippines - 0.10%
Vista Land & Lifescapes, Inc. (A)(D)*	6,000,000	679,245

Singapore - 7.42%
DBS Group Holdings Ltd (A)	626,000	9,102,390
K-REIT Asia (A)	1,205,940	2,183,762
Keppel Corporation Limited (A)	725,080	7,028,712
Keppel Land Limited (A)	1,426,000	7,967,553
SembCorp Industries Ltd (A)	1,424,000	6,182,969
Singapore Telecommunications Limited (A)	2,139,350	5,789,422
United Overseas Bank Limited (A)	365,000	5,430,158
Wilmar International Limited (A)	2,356,000	5,804,753
		49,489,719
South Korea - 21.67%
Daegu Bank, Ltd. (A)	443,300	8,210,156
Daelim Industrial Co., Ltd. (A)	55,000	10,186,298
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (A)	106,240	6,721,259
Dongkuk Steel Mill Co., Ltd. (A)	140,450	7,412,298
ForHuman Co., Ltd. (A)*	194,760	5,990,487
GMARKET INC., ADR*	300,000	7,042,500
Hana Financial Group, Inc. (A)	100,000	4,714,816
Hyundai Department Store Co., Ltd. (A)	70,510	8,474,760
Hyundai Development Company - Engineering & Construction (A)	80,720	7,541,040
KCC Corporation (A)	11,340	6,926,420
Kookmin Bank (A)	138,140	11,501,604
Korea Investment Holdings Co., Ltd. (A)	37,650	2,476,541
Korea Tobacco & Ginseng Corporation (A)	67,710	5,289,844
Kyeryong Construction Industrial Co. Ltd (A)	102,500	6,215,855
LG Chem, Ltd. (A)	85,000	8,916,084
Lotte Shopping Co., Ltd. (A)	17,000	7,244,318
NHN Corporation (A)*	28,620	6,623,379
Samsung Corporation (A)	148,250	10,901,688
Samsung Electronics Co., Ltd. (A)	19,160	12,037,806
		144,427,153
Taiwan - 10.89%
Cathay Financial Holding Co., Ltd. (A)	2,145,662	5,075,689
Foxconn Technology Co., Ltd. (A)	557,635	6,458,895
Fubon Financial Holding Co., Ltd. (A)	5,573,000	4,755,877
Hon Hai Precision Ind. Co., Ltd. (A)*	1,219,200	9,190,231
MediaTek Incorporation (A)	539,700	9,724,026
Nan Ya Plastics Corporation (A)	2,496,000	6,500,996
TSRC Corporation (A)	3,195,000	5,482,458
Taiwan Fertilizer Co., Ltd. (A)	4,000,000	9,658,342
Taiwan Semiconductor Manufacturing Company Ltd. (A)	3,546,005	6,910,554
Wistron Corporation (A)	4,874,978	8,813,351
		72,570,419
Thailand - 0.84%
Advanced Info Service Public Company Limited (A)	961,500	2,496,674
PTT Public Company Limited (A)	315,000	3,087,965
		5,584,639
United Kingdom - 1.13%
Standard Chartered PLC (A)	231,500	7,534,169

TOTAL COMMON STOCKS - 94.30%		$628,600,537

(Cost: $399,015,932)

INVESTMENT FUNDS - 0.27%

Multiple Industry
Vietnam Azalea Fund Limited (E)(F)*	500,000	$1,777,000
(Cost: $1,900,000)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Banks - 0.82%
Lloyds TSB Bank PLC:
4.97%, 10-17-07	$1,500	1,496,687
5.59%, 10-17-07	4,000	3,990,062
		5,486,749
Beverages - 0.52%
Coca-Cola Company (The),
4.82%, 10-12-07	3,500	3,494,845

Food and Related - 0.30%
Archer Daniels Midland Company,
5.1%, 11-6-07	2,000	1,989,800

Health Care - Drugs - 0.75%
GlaxoSmithKline Finance plc,
5.4%, 10-5-07	$5,000	4,997,000

Health Care - General - 0.30%
Johnson & Johnson,
4.72%, 11-20-07	2,000	1,986,889

Household - General Products - 1.31%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
5.2%, 10-9-07	5,000	4,994,222
4.8%, 10-17-07	3,750	3,742,000
		8,736,222
Mining - 0.74%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.0%, 10-1-07	4,920	4,920,000

Security and Commodity Brokers - 0.45%
UBS Finance Delaware LLC (UBS AG),
5.52%, 10-15-07	3,000	2,993,560

Total Commercial Paper - 5.19%		34,605,065

Commercial Paper (backed by irrevocable bank letter of credit) - 0.45%
Finance Companies
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
5.0%, 10-2-07	3,000	2,999,584

TOTAL SHORT-TERM SECURITIES - 5.64%		$37,604,649

(Cost: $37,604,649)

TOTAL INVESTMENT SECURITIES - 100.21%		$667,982,186

(Cost: $438,520,581)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.21%)		(1,394,673)

NET ASSETS - 100.00%		$666,587,513

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
The following written options were outstanding as of September 30, 2007. (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Call	Premium Received	Market Value

MSCI AC Asia Excluding Japan Index	321,429	$1,476,002	$6,615,009

Underlying Security	Contracts Subject to Put	Premium Received	Market Value

MSCI AC Asia Excluding Japan Index	321,429	$540,001	$77,143

*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Security was valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2007, the total value of these securities amount to $4,308,449 or 0.65% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2007, the total value of these securities amount to $18,830,161 or 2.82% of net assets.
(E)Deemed to be an affiliate due to the Fund having at least 5% of the voting securities.
(F)Restricted security. At September 30, 2007, the total value of restricted securities owned were:
Security	Acquisition Date	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	8-3-07	500,000	$1,900,000	$1,777,000

The total market value of restricted securities represents approximately 0.27% of net assets at September 30, 2007.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY PACIFIC OPPORTUNITIES FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $438,521) (Notes 1 and 3)	$667,982
Cash denominated in foreign currencies (cost - $7,188)	7,238
Receivables:
Fund shares sold	3,619
Investment securities sold	3,121
Dividends and interest	1,818
Prepaid and other assets	63

Total assets	683,841

LIABILITIES
Payable for investment securities purchased	7,904
Outstanding written options - at value (premium received - $2,016) (Note 6)	6,692
Payable to Fund shareholders	650
Accrued management fee (Note 2)	490
Due to custodian	361
Accrued service fee (Note 2)	234
Accrued shareholder servicing (Note 2)	173
Accrued distribution fee (Note 2)	42
Accrued accounting services fee (Note 2)	9
Accrued administrative fee (Note 2)	5
Other	693

Total liabilities	17,253

Total net assets	$666,588

NET ASSETS
Capital paid in (shares authorized - unlimited)	$397,509
Accumulated undistributed income:
Accumulated undistributed net investment income	654
Accumulated undistributed net realized gain on investment transactions	44,048
Net unrealized appreciation in value of investments	224,377

Net assets applicable to outstanding units of capital	$666,588

Net asset value per share (net assets divided by shares outstanding):
Class A	$23.18
Class B	$21.13
Class C	$21.47
Class E	$23.21
Class I	$23.42
Class Y	$23.37
Advisor Class	$22.73
Capital shares outstanding:
Class A	24,078
Class B	1,314
Class C	2,180
Class E	6
Class I	1,082
Class Y	356
Advisor Class	5

See Notes to Financial Statements.

Statement of Operations
      IVY PACIFIC OPPORTUNITIES FUND
      For the Six Months Ended September 30, 2007
      (In Thousands)                                                                                                             (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $672)	$6,038
Interest and amortization	366

Total income	6,404

Expenses (Note 2):
Investment management fee	2,615
Shareholder servicing:
Class A	730
Class B	65
Class C	62
Class E	––	*
Class I	11
Class Y	5
Advisor Class	––	*
Service fee:
Class A	525
Class B	29
Class C	48
Class Y	8
Custodian fee	283
Distribution fee:
Class A	33
Class B	87
Class C	145
Class E	––	*
Accounting services fee	50
Administrative fee	27
Audit fees	12
Legal fees	4
Other	156

Total expenses	4,895

Net investment income	1,509

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	$25,861
Realized net loss on foreign currency transactions	(177)

Realized net gain on investments	25,684

Unrealized appreciation in value of securities during the period(1)	148,015
Unrealized depreciation in value of written options during the period	(4,676)
Unrealized appreciation in value of foreign currency exchange transactions during the period	49

Unrealized appreciation in value of investments during the period	143,388

Net gain on investments	169,072

Net increase in net assets resulting from operations	$170,581

*Not shown due to rounding.
(1)Includes $123 in depreciation of affiliated security.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY PACIFIC OPPORTUNITIES FUND
     (In Thousands)                                                                                                               (Unaudited)

	For the six months ended September 30, 2007	For the fiscal year ended March 31, 2007

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$1,509	$(768)
Realized net gain on investments	25,684	26,457
Unrealized appreciation	143,388	41,957

Net increase in net assets resulting from operations	170,581	67,646

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(––)	(189)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(18)
Advisor Class	(––)	(–– )*
Realized gains on investment transactions:
Class A	(––)	(11,514)
Class B	(––)	(669)
Class C	(––)	(1,077)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(239)
Advisor Class	(––)	(3)

	(––)	(13,709)

Capital share transactions (Note 5)	58,877	159,167

Total increase	229,458	213,104
NET ASSETS
Beginning of period	437,130	224,026

End of period	$666,588	$437,130

Undistributed net investment income (loss)	$654	$(678)

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 239 - 245.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$16.91	$14.32	$10.61	$9.55	$9.11	$5.96	$6.72

Income (loss) from investment operations:
Net investment income (loss)	0.06	(0.02)	0.02	(1)	(0.07)	0.00	(0.02)	0.01	(1)
Net realized and unrealized gain (loss) on investments	6.21	3.23	3.83	(1)	1.13	0.44	3.17	(0.77	)(2)

Total from investment operations	6.27	3.21	3.85	1.06	0.44	3.15	(0.76)

Less distributions from:
Net investment income	(0.00)	(0.01)	(0.04)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.61)	(0.10)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.62)	(0.14)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$23.18	$16.91	$14.32	$10.61	$9.55	$9.11	$5.96

Total return(3)	37.08%	22.60%	36.51%	11.10%	4.83%	52.85%	-11.31	%(2)
Net assets, end of period (in millions)	$558	$375	$191	$64	$29	$18	$5
Ratio of expenses to average net assets including reimbursement	1.77	%(4)	1.84%	1.95%	2.22%	2.07	%(4)	2.64%	2.21%
Ratio of net investment income (loss) to average net assets including reimbursement	0.66	%(4)	-0.14%	0.24%	-0.80%	-1.07	%(4)	-0.39%	0.20%
Ratio of expenses to average net assets excluding reimbursement	1.77	%(4)(5)	1.84	%(5)	1.95	%(5)	2.22	%(5)	2.07	%(4)(5)	2.73%	3.52%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.66	%(4)(5)	-0.14	%(5)	0.24	%(5)	-0.80	%(5)	-1.07	%(4)(5)	-0.48%	-1.11%
Portfolio turnover rate	42%	74%	87%	87%	61%	187%	16%

(1)Based on average shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$15.49	$13.29	$9.91	$9.01	$8.61	$5.75	$6.56

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.07)	(0.06	)(1)	(0.13)	(0.04)	(0.06)	(0.04	)(1)
Net realized and unrealized gain (loss) on investments	5.66	2.88	3.54	(1)	1.03	0.44	2.92	(0.77)

Total from investment operations	5.64	2.81	3.48	0.90	0.40	2.86	(0.81)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.61)	(0.10)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.61)	(0.10)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$21.13	$15.49	$13.29	$9.91	$9.01	$8.61	$5.75

Total return	36.41%	21.33%	35.26%	9.99%	4.65%	49.74%	-12.35%
Net assets, end of period (in millions)	$28	$20	$11	$6	$6	$6	$3
Ratio of expenses to average net assets including reimbursement	2.77	%(2)	2.88%	2.91%	3.06%	2.86	%(2)	3.46%	2.96%
Ratio of net investment loss to average net assets including reimbursement	-0.33	%(2)	-1.15%	-0.51%	-1.57%	-1.92	%(2)	-1.15%	-0.55%
Ratio of expenses to average net assets excluding reimbursement	2.77	%(2)(3)	2.88	%(3)	2.91	%(3)	3.06	%(3)	2.86	%(2)(3)	3.55%	4.27%
Ratio of net investment loss to average net assets excluding reimbursement	-0.33	%(2)(3)	-1.15	%(3)	-0.51	%(3)	-1.57	%(3)	-1.92	%(2)(3)	-1.24%	-1.86%
Portfolio turnover rate	42%	74%	87%	87%	61%	187%	16%

(1)Based on average shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$15.73	$13.45	$10.01	$9.09	$8.68	$5.75	$6.55

Income (loss) from investment operations:
Net investment loss	(0.00)	(0.08)	(0.06	)(1)	(0.09)	(0.02)	(0.05)	(0.03	)(1)
Net realized and unrealized gain (loss) on investments	5.74	2.97	3.60	(1)	1.01	0.43	2.98	(0.77)

Total from investment operations	5.74	2.89	3.54	0.92	0.41	2.93	(0.80)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.61)	(0.10)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.61)	(0.10)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$21.47	$15.73	$13.45	$10.01	$9.09	$8.68	$5.75

Total return	36.56%	21.68%	35.51%	10.12%	4.72%	50.96%	-12.21%
Net assets, end of period (in millions)	$47	$34	$18	$7	$3	$2	$1
Ratio of expenses to average net assets including reimbursement	2.51	%(2)	2.60%	2.75%	3.06%	2.57	%(2)	3.48%	2.94%
Ratio of net investment loss to average net assets including reimbursement	-0.07	%(2)	-0.87%	-0.50%	-1.68%	-1.59	%(2)	-1.14%	-0.53%
Ratio of expenses to average net assets excluding reimbursement	2.51	%(2)(3)	2.60	%(3)	2.75	%(3)	3.06	%(3)	2.57	%(2)(3)	3.57%	4.25%
Ratio of net investment loss to average net assets excluding reimbursement	-0.07	%(2)(3)	-0.87	%(3)	-0.50	%(3)	-1.68	%(3)	-1.59	%(2)(3)	-1.23%	-1.84%
Portfolio turnover rate	42%	74%	87%	87%	61%	187%	16%

(1)Based on average shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                           (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$16.91

Income from investment operations:
Net investment income	0.14	(2)
Net realized and unrealized gain on investments	6.16	(2)

Total from investment operations	6.30

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$23.21

Total return(3)	37.50%
Net assets, end of period (in thousands)	$137
Ratio of expenses to average net assets	1.45	%(4)
Ratio of net investment income to average net assets	1.01	%(4)
Portfolio turnover rate	42	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                           (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$17.03

Income from investment operations:
Net investment income	0.11	(2)
Net realized and unrealized gain on investments	6.28	(2)

Total from investment operations	6.39

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$23.42

Total return	37.77%
Net assets, end of period (in millions)	$25
Ratio of expenses to average net assets	1.34	%(3)
Ratio of net investment income to average net assets	0.87	%(3)
Portfolio turnover rate	42	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the period from 7-24-03(1) to
9-30-07	2007	2006	2005	3-31-04	12-31-03

Net asset value, beginning of period	$17.03	$14.41	$10.67	$9.58	$9.13	$6.85

Income (loss) from investment operations:
Net investment income (loss)	0.07	0.02	0.04	(2)	(0.04)	(0.00)	(0.01)
Net realized and unrealized gain on investments	6.27	3.26	3.87	(2)	1.13	0.45	2.29

Total from investment operations	6.34	3.28	3.91	1.09	0.45	2.28

Less distributions from:
Net investment income	(0.00)	(0.05)	(0.07)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.61)	(0.10)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.66)	(0.17)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$23.37	$17.03	$14.41	$10.67	$9.58	$9.13

Total return	37.23%	22.95%	36.90%	11.38%	4.93%	33.28%
Net assets, end of period (in thousands)	$8,329	$8,101	$3,790	$1,100	$707	$497
Ratio of expenses to average net assets including reimbursement	1.56	%(3)	1.58%	1.68%	1.88%	1.64	%(3)	2.01	%(3)
Ratio of net investment income (loss) to average net assets including reimbursement	0.84	%(3)	0.11%	0.46%	-0.47%	-0.68	%(3)	-0.40	%(3)
Ratio of expenses to average net assets excluding reimbursement	1.56	%(3)(4)	1.58	%(4)	1.68	%(4)	1.88	%(4)	1.64	%(3)(4)	2.18	%(3)
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.84	%(3)(4)	0.11	%(4)	0.46	%(4)	-0.47	%(4)	-0.68	%(3)(4)	-0.57	%(3)
Portfolio turnover rate	42%	74%	87%	87%	61%	187	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.
(5)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Advisor Class Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended December 31,
9-30-07	2007	2006	2005	3-31-04	2003	2002

Net asset value, beginning of period	$16.54	$14.01	$10.38	$9.28	$8.85	$5.81	$6.59

Income (loss) from investment operations:
Net investment income (loss)	0.11	0.09	0.14	(2)	(0.01)	(0.01)	(0.01)	0.04	(2)
Net realized and unrealized gain (loss) on investments	6.08	3.15	3.70	(2)	1.11	0.44	3.05	(0.82)

Total from investment operations	6.19	3.24	3.84	1.10	0.43	3.04	(0.78)

Less distributions from:
Net investment income	(0.00)	(0.10)	(0.11)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.61)	(0.10)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.71)	(0.21)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$22.73	$16.54	$14.01	$10.38	$9.28	$8.85	$5.81

Total return	37.42%	23.33%	37.28%	11.85%	4.86%	52.32%	-11.84%
Net assets, end of period (in thousands)	$122	$89	$76	$64	$58	$55	$34
Ratio of expenses to average net assets including reimbursement	1.24	%(3)	1.28%	1.42%	1.56%	1.82	%(3)	2.49%	1.74%
Ratio of net investment income (loss) to average net assets including reimbursement	1.20	%(3)	0.55%	1.12%	-0.06%	-0.88	%(3)	-0.09%	0.67%
Ratio of expenses to average net assets excluding reimbursement	1.24	%(3)(4)	1.28	%(4)	1.42	%(4)	1.56	%(4)	1.82	%(3)(4)	2.65%	3.05%
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.20	%(3)(4)	0.55	%(4)	1.12	%(4)	-0.06	%(4)	-0.88	%(3)(4)	-0.25%	-0.64%
Portfolio turnover rate	42%	74%	87%	87%	61%	187%	16%

(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY REAL ESTATE SECURITIES FUND

Portfolio Highlights

On September 30, 2007, Ivy Real Estate Securities Fund had net assets totaling
$532,314,297 invested in a diversified portfolio of:

94.27%	Domestic Common Stocks
3.24%	Foreign Common Stocks
2.49%	Cash and Cash Equivalents

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2007, your Fund owned:

Shelter Stocks	$89.10
Business Equipment and Services Stocks	$3.58
Consumer Services Stocks	$2.65
Cash and Cash Equivalents	$2.49
Miscellaneous Stocks	$2.18

The Investments of Ivy Real Estate Securities Fund
September 30, 2007 (Unaudited)
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.58%
Brookfield Properties Corporation	692,000	$17,230,800
CB Richard Ellis Group, Inc., Class A*	64,700	1,801,248
		19,032,048
Health Care - General - 0.32%
Brookdale Senior Living, Inc.	42,700	1,699,887

Hotels and Gaming - 2.65%
Hilton Hotels Corporation	185,800	8,637,842
Marriott International, Inc., Class A	42,200	1,834,434
Starwood Hotels & Resorts Worldwide, Inc.	59,600	3,620,700
		14,092,976
Multiple Industry - 1.45%
Forest City Enterprises, Inc., Class A	101,278	5,586,494
Macquarie Infrastructure Company Trust	55,800	2,153,322
		7,739,816
Real Estate Investment Trust - 89.10%
AMB Property Corporation	188,600	11,280,166
Acadia Realty Trust	101,300	2,748,269
Alexandria Real Estate Equities, Inc.	67,900	6,536,054
American Campus Communities, Inc.	174,500	5,111,105
Archstone-Smith Trust	357,100	21,475,994
Associated Estates Realty Corporation	133,000	1,734,320
AvalonBay Communities, Inc.	148,100	17,484,686
BRE Properties, Inc., Class A	55,000	3,076,150
BioMed Realty Trust, Inc.	322,012	7,760,489
Boston Properties, Inc.	206,400	21,444,960
Brandywine Realty Trust	301,700	7,636,027
Camden Property Trust	165,500	10,633,375
Corporate Office Properties Trust	190,500	7,930,515
DCT Industrial Trust Inc.	459,600	4,812,012
Developers Diversified Realty Corporation	220,300	12,308,161
Digital Realty Trust, Inc.	142,500	5,613,075
Douglas Emmett, Inc.	119,400	2,952,762
EastGroup Properties, Inc.	68,300	3,091,258
Equity Inns, Inc.	93,500	2,111,230
Equity Lifestyle Properties, Inc.	41,800	2,165,240
Equity Residential	413,600	17,520,096
Essex Property Trust, Inc.	91,000	10,698,870
Extra Space Storage Inc.	161,200	2,480,868
Federal Realty Investment Trust	103,700	9,187,820
General Growth Properties, Inc.	251,432	13,481,784
Gramercy Capital Corp.	55,000	1,384,350
Health Care REIT, Inc.	81,800	3,618,832
Healthcare Realty Trust Incorporated	42,700	1,138,382
Hersha Hospitality Trust	195,600	1,936,440
Home Properties, Inc.	70,500	3,678,690
Hospitality Properties Trust	50,400	2,048,760
Host Hotels & Resorts, Inc.	899,447	20,183,591
Kilroy Realty Corporation	108,800	6,596,544
Kimco Realty Corporation	339,000	15,326,190
Kite Realty Group Trust	100,500	1,889,400
LaSalle Hotel Properties	71,600	3,012,928
Liberty Property Trust	137,900	5,544,959
Macerich Company (The)	139,800	12,243,684
Maguire Properties, Inc.	201,300	5,199,579
Mid-America Apartment Communities, Inc.	67,500	3,364,875
National Retail Properties, Inc.	71,800	1,750,484
Nationwide Health Properties, Inc.	122,500	3,690,925
PS Business Parks, Inc.	71,900	4,087,515
ProLogis	541,465	35,926,203
Public Storage, Inc.	254,600	20,024,290
Regency Centers Corporation	114,800	8,810,900
SL Green Realty Corp.	112,400	13,124,948
Simon Property Group, Inc.	402,200	40,220,000
Tanger Factory Outlet Centers, Inc.	86,700	3,519,153
Taubman Centers, Inc.	142,500	7,801,875
Ventas, Inc.	168,300	6,967,620
Vornado Realty Trust	249,600	27,293,760
Weingarten Realty Investors	63,600	2,636,856
		474,297,019
Utilities - Telephone - 0.41%
Crown Castle International Corp.*	54,200	2,202,146

TOTAL COMMON STOCKS - 97.51%		$519,063,892

(Cost: $388,911,445)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 0.90%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
5.0%, 10-2-07	$2,000	$1,999,722
Prudential Funding LLC,
5.15%, 10-11-07	2,800	2,795,995
		4,795,717
Household - General - 0.56%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
4.8%, 10-17-07	3,000	2,993,600

Mining - 0.31%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.1%, 10-1-07	1,612	1,612,000

Retail - General Merchandise - 0.56%
Target Corporation,
5.0%, 10-19-07	3,000	2,992,500

TOTAL SHORT-TERM SECURITIES - 2.33%		$12,393,817

(Cost: $12,393,817)

TOTAL INVESTMENT SECURITIES - 99.84%		$531,457,709

(Cost: $401,305,262)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.16%		856,588

NET ASSETS - 100.00%		$532,314,297

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY REAL ESTATE SECURITIES FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                                        (Unaudited)

ASSETS
Investment securities - at value (cost - $401,305) (Notes 1 and 3)	$531,458
Cash	15
Receivables:
Dividends and interest	1,841
Investment securities sold	997
Fund shares sold	551
Prepaid and other assets	44

Total assets	534,906

LIABILITIES
Payable for investment securities purchased	900
Payable to Fund shareholders	886
Accrued management fee (Note 2)	385
Accrued shareholder servicing (Note 2)	174
Accrued service fee (Note 2)	117
Accrued distribution fee (Note 2)	22
Accrued accounting services fee (Note 2)	12
Other	96

Total liabilities	2,592

Total net assets	$532,314

NET ASSETS
Capital paid in (shares authorized - unlimited)	$377,591
Accumulated undistributed income:
Accumulated undistributed net investment income	26
Accumulated undistributed net realized gain on investment transactions	24,545
Net unrealized appreciation in value of investments	130,152

Net assets applicable to outstanding units of capital	$532,314

Net asset value per share (net assets divided by shares outstanding):
Class A	$24.20
Class B	$23.91
Class C	$24.02
Class E	$24.14
Class I	$24.30
Class R	$24.21
Class Y	$24.22
Capital shares outstanding:
Class A	13,729
Class B	742
Class C	785
Class E	16
Class I	62
Class R	7
Class Y	6,664

See Notes to Financial Statements.

Statement of Operations
      IVY REAL ESTATE SECURITIES FUND
      For the Six Months Ended September 30, 2007
      (In Thousands)                                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $36)	$5,639
Interest and amortization	108

Total income	5,747

Expenses (Note 2):
Investment management fee	2,751
Shareholder servicing:
Class A	686
Class B	61
Class C	49
Class E	2
Class I	1
Class R	––	*
Class Y	156
Service fee:
Class A	430
Class B	25
Class C	28
Class R	––	*
Class Y	257
Distribution fee:
Class A	21
Class B	74
Class C	85
Class E	––	*
Class R	––	*
Accounting services fee	84
Custodian fees	22
Audit fees	15
Legal fees	7
Other	162

Total expenses	4,916

Net investment income	831

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	5,760
Unrealized depreciation in value of investments during the period	(60,404)

Net loss on investments	(54,644)

Net decrease in net assets resulting from operations	$(53,813)

*Not shown due to rounding

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY REAL ESTATE SECURITIES FUND
      (In Thousands)                                                                                                                          (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2007	2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$831	$3,791
Realized net gain on investments	5,760	36,618
Unrealized appreciation (depreciation)	(60,404)	57,001

Net increase (decrease) in net assets resulting from operations	(53,813)	97,410

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(579)	(1,898)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(–– )*	NA
Class I	(6)	NA
Class R	(–– )*	(1)
Class Y	(514)	(1,896)
Realized gains on investment transactions:
Class A	(––)	(13,023)
Class B	(––)	(719)
Class C	(––)	(855)
Class E	(––)	NA
Class I	(––)	NA
Class R	(––)	(5)
Class Y	(––)	(9,462)

	(1,099)	(27,859)

Capital share transactions (Note 5)	(120,550)	134,609

Total increase (decrease)	(175,462)	204,160
NET ASSETS
Beginning of period	707,776	503,616

End of period	$532,314	$707,776

Undistributed net investment income	$26	$294

*Not shown due to rounding.

(1)See "Financial Highlights" on pages 253 - 258.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended				For the fiscal year ended July 31,
	9-30-07		2007	2006		2005	3-31-04				2003	2002

Net asset value, beginning of period	$26.14		$23.11		$18.13		$16.99		$13.42		$11.93		$11.67

Income (loss) from investment operations:
Net investment income	0.04		0.10		0.15		0.15 (1)		0.62		0.48		0.32
Net realized and unrealized gain (loss) on investments	(1.94)		4.05		5.81		1.93 (1)		3.38		1.72		1.01

Total from investment operations	(1.90)		4.15		5.96		2.08		4.00		2.20		1.33

Less distributions from:
Net investment income	(0.04)		(0.15)		(0.18)		(0.25)		(0.24)		(0.48)		(0.28)
Capital gains	(0.00)		(0.97)		(0.80)		(0.69)		(0.19)		(0.23)		(0.79)

Total distributions	(0.04)		(1.12)		(0.98)		(0.94)		(0.43)		(0.71)		(1.07)

Net asset value, end of period	$24.20		$26.14		$23.11		$18.13		$16.99		$13.42		$11.93

Total return(2)	-7.23%		18.09%		33.53%		12.09%		29.78%		19.65%		12.31%
Net assets, end of period (in millions)	$332		$395	$256		$155		$44			$60	$32
Ratio of expenses to average net assets including voluntary expense waiver	1.63	%(3)	1.57%		1.64%		1.67%		1.48	%(3)(4)	1.46%		1.50%
Ratio of net investment income to average net assets including voluntary expense waiver	0.19	%(3)	0.54%		0.91%		0.95%		4.35	%(3)(4)	2.95%		2.83%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.63	%(3)(5)	1.57	%(5)	1.64	%(5)	1.67	%(5)	1.49	%(3)(4)	1.46	%(5)	1.69%
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.19	%(3)(5)	0.54	%(5)	0.91	%(5)	0.95	%(5)	4.34	%(3)(4)	2.95	%(5)	2.64%
Portfolio turnover rate	4%		35%		35%		48%		35%		48%		101%

(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.
(5)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the period from 12-8-03(1) to
	9-30-07		2007	2006	2005		3-31-04

Net asset value, beginning of period	$25.91		$23.00	$18.08	$16.97		$15.18

Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.09)	0.01	(0.07	)(2)	0.07
Net realized and unrealized gain (loss) on investments	(1.89)		3.97	5.72	1.95	(2)	2.08

Total from investment operations	(2.00)		3.88	5.73	1.88		2.15

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.01)	(0.08)		(0.17)
Capital gains	(0.00)		(0.97)	(0.80)	(0.69)		(0.19)

Total distributions	(0.00)		(0.97)	(0.81)	(0.77)		(0.36)

Net asset value, end of period	$23.91		$25.91	$23.00	$18.08		$16.97

Total return	-7.72%		16.93%	32.19%	10.91%		14.46%
Net assets, end of period (in millions)	$18		$22	$15	$10		$2
Ratio of expenses to average net assets	2.63	%(3)	2.57%	2.66%	2.73%		3.02	%(3)
Ratio of net investment income (loss) to average net assets	-0.79	%(3)	-0.42%	0.01%	-0.24%		-5.40	%(3)
Portfolio turnover rate	4%		35%	35%	48%		35	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                     (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-8-03(1) to
	9-30-07		2007	2006	2005	3-31-04

Net asset value, beginning of period	$26.01		$23.04	$18.10	$16.99	$15.18

Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.06)	0.03	0.12	0.08
Net realized and unrealized gain (loss) on investments	(1.91)		4.00	5.73	1.82	2.09

Total from investment operations	(1.99)		3.94	5.76	1.94	2.17

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.02)	(0.14)	(0.17)
Capital gains	(0.00)		(0.97)	(0.80)	(0.69)	(0.19)

Total distributions	(0.00)		(0.97)	(0.82)	(0.83)	(0.36)

Net asset value, end of period	$24.02		$26.01	$23.04	$18.10	$16.99

Total return	-7.65%		17.17%	32.38%	11.21%	14.59%
Net assets, end of period (in millions)	$19		$26	$17	$10	$2
Ratio of expenses to average net assets	2.44	%(2)	2.39%	2.46%	2.49%	2.82	%(2)
Ratio of net investment income (loss) to average net assets	-0.51	%(2)	-0.28%	0.15%	0.14%	-4.46	%(2)
Portfolio turnover rate	4%		35%	35%	48%	35	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3) For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                                        (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$26.14

Loss from investment operations:
Net investment loss	(0.15	)(2)
Net realized and unrealized loss on investments	(1.83	)(2)

Total from investment operations	(1.98)

Less distributions from:
Net investment income	(0.02)
Capital gains	(0.00)

Total distributions	(0.02)

Net asset value, end of period	$24.14

Total return(3)	-8.34%
Net assets, end of period (in thousands)	$396
Ratio of expenses to average net assets	2.56	%(4)
Ratio of net investment loss to average net assets	-1.25	%(4)
Portfolio turnover rate	4	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                                         (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$26.15

Income (loss) from investment operations:
Net investment income	0.07	(2)
Net realized and unrealized loss on investments	(1.83	)(2)

Total from investment operations	(1.76)

Less distributions from:
Net investment income	(0.09)
Capital gains	(0.00)

Total distributions	(0.09)

Net asset value, end of period	$24.30

Total return	-7.55%
Net assets, end of period (in millions)	$2
Ratio of expenses to average net assets	1.16	%(3)
Ratio of net investment income to average net assets	0.58	%(3)
Portfolio turnover rate	4	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class R Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                     (Unaudited)

	For the six months ended		For the fiscal year ended	For the period from 12-29-05(1) to
	9-30-07		3-31-07	3-31-06

Net asset value, beginning of period	$26.14		$23.11	$20.55

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.15	(0.20)
Net realized and unrealized gain (loss) on investments	(1.93)		3.98	2.79

Total from investment operations	(1.90)		4.13	2.59

Less distributions from:
Net investment income	(0.03)		(0.13)	(0.03)
Capital gains	(0.00)		(0.97)	(0.00)

Total distributions	(0.03)		(1.10)	(0.03)

Net asset value, end of period	$24.21		$26.14	$23.11

Total return	-7.28%		17.98%	12.59%
Net assets, end of period (in thousands)	$166		$158	$113
Ratio of expenses to average net assets	1.68	%(2)	1.68%	1.73	%(2)
Ratio of net investment income (loss) to average net assets	0.05	%(2)	0.43%	-3.64	%(2)
Portfolio turnover rate	4%		35%	35	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended March 31, 2006.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the period from 12-8-03(1) to
9-30-07	2007	2006	2005	3-31-04

Net asset value, beginning of period	$26.15	$23.12	$18.14	$16.99	$15.18

Income (loss) from investment operations:
Net investment income	0.12	0.23	0.27	0.26	(2)	0.04
Net realized and unrealized gain (loss) on investments	(1.98)	3.97	5.75	1.87	(2)	2.15

Total from investment operations	(1.86)	4.20	6.02	2.13	2.19

Less distributions from:
Net investment income	(0.07)	(0.20)	(0.24)	(0.29)	(0.19)
Capital gains	(0.00)	(0.97)	(0.80)	(0.69)	(0.19)

Total distributions	(0.07)	(1.17)	(1.04)	(0.98)	(0.38)

Net asset value, end of period	$24.22	$26.15	$23.12	$18.14	$16.99

Total return	-7.12%	18.32%	33.86%	12.40%	14.78%
Net assets, end of period (in millions)	$161	$265	$216	$148	$91
Ratio of expenses to average net assets	1.38	%(3)	1.37%	1.39%	1.44%	1.60	%(3)
Ratio of net investment income to average net assets	0.60	%(3)	0.94%	1.27%	1.59%	0.14	%(3)
Portfolio turnover rate	4%	35%	35%	48%	35	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY SMALL CAP VALUE FUND

Portfolio Highlights

On September 30, 2007, Ivy Small Cap Value Fund had net assets totaling
$162,383,365 invested in a diversified portfolio of:

86.25%	Domestic Common Stocks
9.88%	Foreign Common Stocks
3.87%	Cash and Cash Equivalents

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2007, your Fund owned:

Financial Services Stocks	$17.79
Retail Stocks	$11.18
Technology Stocks	$10.80
Consumer Services Stocks	$9.36
Consumer Nondurables Stocks	$7.84
Business Equipment and Services Stocks	$7.36
Health Care Stocks	$7.19
Capital Goods Stocks	$7.03
Shelter Stocks	$6.37
Energy Stocks	$4.39
Cash and Cash Equivalents	$3.87
Transporation Stocks	$2.33
Utilities Stocks	$2.25
Raw Materials Stocks	$2.24

The Investments of Ivy Small Cap Value
September 30, 2007 (Unaudited)
COMMON STOCKS	Shares	Value

Air Transportation - 0.88%
ABX Air, Inc.*	201,884	$1,428,329

Aircraft - 1.50%
Orbital Sciences Corporation*	109,600	2,437,504

Apparel - 1.75%
Albany International Corp., Class A	27,000	1,012,230
Fossil, Inc.*	49,000	1,829,170
		2,841,400
Banks - 9.62%
Boston Private Financial Holdings, Inc.	30,400	845,880
Cathay General Bancorp	61,698	1,986,676
Columbia Banking System, Inc.	23,212	737,561
First Midwest Bancorp, Inc.	60,700	2,071,084
First Niagara Financial Group, Inc.	190,300	2,693,696
KBW, Inc.*	78,500	2,259,230
Sterling Bancshares, Inc.	126,915	1,446,196
Umpqua Holdings Corporation	49,066	980,829
United Bankshares, Inc.	47,970	1,459,008
Wintrust Financial Corporation	26,811	1,144,830
		15,624,990
Broadcasting - 0.90%
Belo Corp., Class A	57,300	994,728
Outdoor Channel Holdings, Inc.*	50,900	459,882
		1,454,610
Business Equipment and Services - 6.90%
Brink's Company (The)	60,600	3,386,328
Great Lakes Dredge & Dock Corporation*	101,600	889,000
H&E Equipment Services, Inc.*	50,900	915,691
Heidrick & Struggles International, Inc.*	52,700	1,918,807
SkillSoft Public Limited Company*	114,800	1,030,904
Waste Connections, Inc.*	71,350	2,266,076
Watson Wyatt & Company Holdings, Inc., Class A	17,900	804,426
		11,211,232
Capital Equipment - 4.07%
Actuant Corporation, Class A*	14,200	922,574
Astec Industries, Inc.*	25,100	1,441,242
Chart Industries, Inc.*	54,400	1,752,224
Goodman Global, Inc.*	104,139	2,486,839
		6,602,879
Chemicals - Specialty - 1.72%
H.B. Fuller Company	94,100	2,792,888

Communications Equipment - 1.61%
Dycom Industries, Inc.*	85,229	2,610,564

Computers - Micro - 0.39%
Tech Data Corporation*	15,600	625,482

Computers - Peripherals - 3.76%
Electronics for Imaging, Inc.*	87,000	2,334,645
Epicor Software Corporation*	45,100	620,351
Lawson Software, Inc.*	225,000	2,251,125
Mentor Graphics Corporation*	60,000	906,600
		6,112,721
Construction Materials - 1.55%
Texas Industries, Inc.	32,100	2,519,850

Containers - 1.98%
Silgan Holdings Inc.	59,951	3,219,968

Cosmetics and Toiletries - 1.38%
Elizabeth Arden, Inc.*	83,043	2,238,424

Electronic Components - 3.54%
Cirrus Logic, Inc.*	114,500	731,083
PMC-Sierra, Inc.*	107,600	903,302
RF Micro Devices, Inc.*	366,600	2,465,385
Tessera Technologies, Inc.*	21,213	795,912
Trident Microsystems, Inc.*	53,300	848,003
		5,743,685
Food and Related - 2.73%
Hain Celestial Group, Inc. (The)*	95,011	3,050,328
Sensient Technologies Corporation	47,700	1,377,099
		4,427,427
Forest and Paper Products - 1.19%
Louisiana-Pacific Corporation	113,400	1,924,398

Health Care - Drugs - 3.05%
Axcan Pharma Inc.*	193,048	4,004,781
PharMerica Corporation*	63,787	951,702
		4,956,483
Health Care - General - 2.07%
Amedisys, Inc.*	45,166	1,734,374
Invacare Corporation	69,900	1,634,262
		3,368,636
Hospital Supply and Management - 2.07%
Kindred Healthcare, Inc.*	64,200	1,149,822
Magellan Health Services, Inc.*	53,700	2,176,729
Orthofix International N.V.*	730	35,770
		3,362,321
Hotels and Gaming - 6.59%
Morgans Hotel Group Co.*	108,336	2,356,850
Orient-Express Hotels Ltd.	62,500	3,204,375
Pinnacle Entertainment, Inc.*	126,900	3,455,487
Vail Resorts, Inc.*	26,987	1,681,020
		10,697,732
Insurance - Property and Casualty - 4.18%
Aspen Insurance Holdings Limited	40,300	1,124,773
Endurance Specialty Holdings Ltd.	30,361	1,261,500
IPC Holdings, Ltd.	88,549	2,555,967
Platinum Underwriters Holdings, Ltd.	51,391	1,848,020
		6,790,260
Leisure Time Industry - 0.41%
LeapFrog Enterprises, Inc.*	80,838	666,913

Metal Fabrication - 0.41%
A.M. Castle & Co.	20,300	661,780

Mining - 0.52%
USEC Inc.*	83,000	850,750

Motor Vehicle Parts - 1.46%
LKQ Corporation*	68,100	2,369,199

Non-Residential Construction - 1.00%
Perini Corporation*	29,088	1,626,892

Petroleum - Domestic - 0.98%
Delta Petroleum Corporation*	89,100	1,595,336

Petroleum - International - 1.30%
Swift Energy Company*	51,600	2,111,472

Petroleum - Services - 2.11%
Cal Dive International, Inc.*	75,800	1,137,000
Hercules Offshore, Inc.*	48,583	1,268,016
North American Energy Partners Inc.*	58,700	1,013,162
		3,418,178
Real Estate Investment Trust - 5.18%
Arbor Realty Trust, Inc.	116,029	2,191,788
Capital Trust, Inc., Class A	31,509	1,118,570
Gramercy Capital Corp.	109,819	2,764,144
LaSalle Hotel Properties	55,600	2,339,648
		8,414,150
Retail - Food Stores - 3.53%
Longs Drug Stores Corporation	46,200	2,294,754
Ruddick Corporation	102,500	3,437,850
		5,732,604
Retail - General Merchandise - 3.00%
BJ's Wholesale Club, Inc.*	147,000	4,874,520

Retail - Specialty Stores - 4.65%
AnnTaylor Stores Corporation*	46,300	1,466,321
Carter's, Inc.*	48,600	969,570
Dress Barn, Inc. (The)*	55,700	948,293
Jos. A. Bank Clothiers, Inc.*	5,400	180,684
Sally Holdings, Inc.*	95,234	804,727
Talbots, Inc. (The)	85,100	1,531,800
Tween Brands, Inc.*	50,000	1,642,000
		7,543,395
Savings and Loans - 1.82%
Sterling Financial Corporation*	82,548	2,220,128
WSFS Financial Corporation*	11,892	739,385
		2,959,513
Security and Commodity Brokers - 2.17%
Piper Jaffray Companies*	65,613	3,516,857

Timesharing and Software - 0.46%
TradeStation Group, Inc.*	64,600	752,913

Trucking and Shipping - 1.45%
Kirby Corporation*	26,700	1,178,538
Knight Transportation, Inc.	68,600	1,180,606
		2,359,144
Utilities - Electric - 1.43%
Black Hills Corporation	19,100	783,482
UIL Holdings Corporation	48,700	1,534,050
		2,317,532
Utilities - Gas and Pipeline - 0.82%
Southwest Gas Corporation	46,958	1,328,442

TOTAL COMMON STOCKS - 96.13%		$156,091,373

(Cost: $146,946,011)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 1.77%
Rabobank USA Financial Corp. (Rabobank Nederland),
4.99%, 10-1-07	$2,882	2,882,000

Household - General - 1.23%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
5.2%, 10-9-07	2,000	1,997,689

Leisure Time Industry - 1.23%
Walt Disney Company (The),
5.2%, 10-11-07	2,000	1,997,111

TOTAL SHORT-TERM SECURITIES - 4.23%		$6,876,800

(Cost: $6,876,800)

TOTAL INVESTMENT SECURITIES - 100.36%		$162,968,173

(Cost: $153,822,811)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.36%)		(584,808)

NET ASSETS - 100.00%		$162,383,365

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY SMALL CAP VALUE FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                         (Unaudited)

ASSETS
Investment securities - at value (cost - $153,823) (Notes 1 and 3)	$162,968
Receivables:
Investment securities sold	441
Fund shares sold	196
Dividends and interest	191
Prepaid and other assets	33

Total assets	163,829

LIABILITIES
Payable to Fund shareholders	597
Payable for investment securities purchased	560
Accrued management fee (Note 2)	115
Accrued shareholder servicing (Note 2)	74
Accrued service fee (Note 2)	42
Accrued distribution fee (Note 2)	12
Accrued accounting services fee (Note 2)	6
Due to custodian	3
Other	37

Total liabilities	1,446

Total net assets	$162,383

NET ASSETS
Capital paid in (shares authorized - unlimited)	$145,255
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(441)
Accumulated undistributed net realized gain on investment transactions	8,424
Net unrealized appreciation in value of investments	9,145

Net assets applicable to outstanding units of capital	$162,383

Net asset value per share (net assets divided by shares outstanding):
Class A	$15.97
Class B	$15.16
Class C	$15.38
Class E	$16.01
Class I	$16.29
Class Y	$16.19
Capital shares outstanding:
Class A	7,799
Class B	498
Class C	712
Class E	6
Class I	35
Class Y	1,152

See Notes to Financial Statements.

Statement of Operations
      IVY SMALL CAP VALUE FUND
      For the Six Months Ended September 30, 2007
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$897
Interest and amortization	206

Total income	1,103

Expenses (Note 2):
Investment management fee	723
Shareholder servicing:
Class A	300
Class B	34
Class C	31
Class E	–– *
Class I	1
Class Y	15
Service fee:
Class A	153
Class B	11
Class C	15
Class Y	25
Distribution fee:
Class A	7
Class B	32
Class C	46
Class E	–– *
Accounting services fee	36
Audit fees	13
Custodian fees	10
Legal fees	1
Other	77

Total expenses	1,530

Net investment loss	(427)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	2,383
Unrealized depreciation in value of investments during the period	(4,784)

Net loss on investments	(2,401)

Net decrease in net assets resulting from operations	$(2,828)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY SMALL CAP VALUE FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30, 2007	For the fiscal year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(427)	$(428)
Realized net gain on investments	2,383	13,402
Unrealized depreciation	(4,784)	(1,667)

Net increase (decrease) in net assets resulting from operations	(2,828)	11,307

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(––)
Realized gains on investment transactions:
Class A	(––)	(8,051)
Class B	(––)	(627)
Class C	(––)	(925)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(1,624)

	(––)	(11,227)

Capital share transactions (Note 5)	2,147	35,884

Total increase (decrease)	(681)	35,964
NET ASSETS
Beginning of period	163,064	127,100

End of period	$162,383	$163,064

Undistributed net investment loss	$(441)	$(14)

(1)See "Financial Highlights" on pages 269 - 274.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended				For the fiscal year ended July 31,
	9-30-07		2007	2006		2005	3-31-04				2003	2002

Net asset value, beginning of period	$16.22		$16.24		$16.88		$16.68		$13.02		$12.25		$15.05

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.03)		(0.11)		(0.13)		(0.08)		(0.09)		(0.08)
Net realized and unrealized gain (loss) on investments	(0.21)		1.35		2.62		1.52		3.76		1.74		(1.84)

Total from investment operations	(0.25)		1.32		2.51		1.39		3.68		1.65		(1.92)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00	)*	(0.00)
Capital gains	(0.00)		(1.34)		(3.15)		(1.19)		(0.02)		(0.88)		(0.88)

Total distributions	(0.00)		(1.34)		(3.15)		(1.19)		(0.02)		(0.88)		(0.88)

Net asset value, end of period	$15.97		$16.22		$16.24		$16.88		$16.68		$13.02		$12.25

Total return(1)	-1.54%		8.26%		16.44%		8.23%		28.29%		14.91%	-13.27%
Net assets, end of period (in millions)	$125		$121	$86		$66		$65			$59	$53
Ratio of expenses to average net assets including voluntary expense waiver	1.73	%(2)	1.74%		1.80%		1.76%		1.65	%(2)(3)	1.53%		1.27%
Ratio of net investment loss to average net assets including voluntary expense waiver	-0.43	%(2)	-0.24%		-0.76%		-0.79%		-0.76	%(2)(3)	-0.82%		-0.57%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.73	%(2)(4)	1.74	%(4)	1.80	%(4)	1.76	%(4)	1.65	%(2)(3)(4)	1.53	%(4)	1.37%
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-0.43	%(2)(4)	-0.24	%(4)	-0.76	%(4)	-0.79	%(4)	-0.76	%(2)(3)(4)	-0.82	%(4)	-0.67%
Portfolio turnover rate	63%		123%		157%		124%		27%		54%		37%

*Not shown due to rounding.

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of thepredecessor Advantus Fund were exchanged into Class A shares at the time of the merger. Theratios shown above reflect a blended rate that includes the effect of income and expenses for thoseClass B and Class C shares from August 1, 2003 up to the time of the merger. Actual expenses thatapplied to Class A shareholders were lower than shown above.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the period from 12-8-03(1) to
9-30-07	2007	2006	2005	3-31-04

Net asset value, beginning of period	$15.48	$15.72	$16.59	$16.61	$15.27

Income (loss) from investment operations:
Net investment loss	(0.16)	(0.14)	(0.25)	(0.23)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.16)	1.24	2.53	1.40	1.41

Total from investment operations	(0.32)	1.10	2.28	1.17	1.36

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(1.34)	(3.15)	(1.19)	(0.02)

Total distributions	(0.00)	(1.34)	(3.15)	(1.19)	(0.02)

Net asset value, end of period	$15.16	$15.48	$15.72	$16.59	$16.61

Total return	-2.07%	7.11%	15.28%	6.92%	8.93%
Net assets, end of period (in millions)	$7	$9	$7	$5	$1
Ratio of expenses to average net assets	2.82	%(2)	2.82%	2.84%	3.02%	3.79	%(2)
Ratio of net investment loss to average net assets	-1.53	%(2)	-1.33%	-1.80%	-1.88%	-2.93	%(2)
Portfolio turnover rate	63%	123%	157%	124%	27	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the period from 12-8-03(1) to
9-30-07	2007	2006	2005	3-31-04

Net asset value, beginning of period	$15.69	$15.87	$16.67	$16.63	$15.27

Income (loss) from investment operations:
Net investment loss	(0.13)	(0.12)	(0.21)	(0.19)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.18)	1.28	2.56	1.42	1.43

Total from investment operations	(0.31)	1.16	2.35	1.23	1.38

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(1.34)	(3.15)	(1.19)	(0.02)

Total distributions	(0.00)	(1.34)	(3.15)	(1.19)	(0.02)

Net asset value, end of period	$15.38	$15.69	$15.87	$16.67	$16.63

Total return	-1.91%	7.43%	15.64%	7.28%	9.06%
Net assets, end of period (in millions)	$11	$12	$10	$8	$2
Ratio of expenses to average net assets	2.52	%(2)	2.52%	2.54%	2.65%	2.83	%(2)
Ratio of net investment loss to average net assets	-1.23	%(2)	-1.04%	-1.50%	-1.53%	-2.00	%(2)
Portfolio turnover rate	63%	123%	157%	124%	27	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                           (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$16.22

Income (loss) from investment operations:
Net investment income	0.05	(2)
Net realized and unrealized loss on investments	(0.26	)(2)

Total from investment operations	(0.21)

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$16.01

Total return(3)	-1.36%
Net assets, end of period (in thousands)	$98
Ratio of expenses to average net assets	1.27	%(4)
Ratio of net investment income to average net assets	0.03	%(4)
Portfolio turnover rate	63	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                           (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$16.42

Income (loss) from investment operations:
Net investment income	0.05	(2)
Net realized and unrealized loss on investments	(0.18	)(2)

Total from investment operations	(0.13)

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$16.29

Total return	-0.85%
Net assets, end of period (in thousands)	$570
Ratio of expenses to average net assets	1.18	%(3)
Ratio of net investment loss to average net assets	-0.11	%(3)
Portfolio turnover rate	63	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the period from 12-8-03(1) to
9-30-07	2007	2006	2005	3-31-04

Net asset value, beginning of period	$16.42	$16.36	$16.92	$16.68	$15.27

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.03	(0.06)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.22)	1.37	2.65	1.53	1.47

Total from investment operations	(0.23)	1.40	2.59	1.43	1.43

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(1.34)	(3.15)	(1.19)	(0.02)

Total distributions	(0.00)	(1.34)	(3.15)	(1.19)	(0.02)

Net asset value, end of period	$16.19	$16.42	$16.36	$16.92	$16.68

Total return	-1.40%	8.70%	16.88%	8.48%	9.38%
Net assets, end of period (in millions)	$19	$21	$24	$25	$25
Ratio of expenses to average net assets	1.38	%(2)	1.39%	1.41%	1.53%	1.60	%(2)
Ratio of net investment income (loss) to average net assets	-0.09	%(2)	0.08%	-0.37%	-0.56%	-0.82	%(2)
Portfolio turnover rate	63%	123%	157%	124%	27	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY VALUE FUND

Portfolio Highlights

On September 30, 2007, Ivy Value Fund had net assets totaling $90,201,620 invested in a diversified portfolio of:

89.24%	Domestic Common Stocks
5.83%	Cash and Cash Equivalents
4.93%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2007, your Fund owned:

Financial Services Stocks	$26.04
Energy Stocks	$15.28
Technology Stocks	$14.35
Health Care Stocks	$11.06
Utilities Stocks	$8.34
Cash and Cash Equivalents	$5.83
Miscellaneous Stocks	$5.61
Multi-Industry Stocks	$4.04
Consumer Nondurables Stocks	$3.96
Capital Goods Stocks	$3.70
Transportation Stocks	$1.79

The Investments of Ivy Value Fund
September 30, 2007 (Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 4.25%
Lockheed Martin Corporation	9,600	$1,041,504
Raytheon Company	43,800	2,795,316
		3,836,820
Banks - 6.47%
Bank of America Corporation	71,056	3,571,985
Citigroup Inc.	28,613	1,335,369
Wachovia Corporation	18,450	925,267
		5,832,621
Beverages - 1.45%
Diageo plc, ADR	14,950	1,311,564

Business Equipment and Services - 1.12%
Waste Management, Inc.	26,700	1,007,658

Capital Equipment - 2.07%
Illinois Tool Works Inc.	31,280	1,865,539

Chemicals - Petroleum and Inorganic - 0.87%
E.I. du Pont de Nemours and Company	15,850	785,526

Communications Equipment - 1.37%
Nokia Corporation, Series A, ADR	32,600	1,236,518

Computers - Main and Mini - 7.89%
Hewlett-Packard Company (A)	84,000	4,182,360
International Business Machines Corporation (A)	17,300	2,037,940
Xerox Corporation*	51,700	896,478
		7,116,778
Defense - 0.84%
General Dynamics Corporation	9,000	760,230

Finance Companies - 8.15%
Capital One Financial Corporation	41,000	2,723,630
CIT Group Inc. (A)	21,000	844,200
Discover Financial Services*	10,650	221,520
Fannie Mae	33,300	2,024,973
Freddie Mac	26,000	1,534,260
		7,348,583
Food and Related - 2.51%
General Mills, Inc.	22,800	1,322,628
Kraft Foods Inc.	27,321	942,848
		2,265,476
Forest and Paper Products - 0.67%
Weyerhaeuser Company	8,400	607,320

Health Care - Drugs - 4.40%
Endo Pharmaceuticals Holdings Inc.*	30,200	935,898
McKesson Corporation	32,200	1,893,038
Pfizer Inc.	46,600	1,138,438
		3,967,374
Health Care - General - 1.52%
AmerisourceBergen Corporation	30,300	1,373,499

Hospital Supply and Management - 5.14%
Aetna Inc.	25,200	1,367,604
Coventry Health Care, Inc.*	30,400	1,891,184
Humana Inc. (A)*	19,700	1,376,636
		4,635,424
Insurance - Property and Casualty - 6.27%
Everest Re Group, Ltd.	17,200	1,896,128
MBIA Inc.	21,400	1,306,470
Travelers Companies, Inc. (The)	48,752	2,454,176
		5,656,774
Metal Fabrication - 1.63%
Loews Corporation, Carolina Group	17,900	1,471,917

Mining - 0.37%
Freeport-McMoRan Copper & Gold Inc., Class B	3,200	335,648

Multiple Industry - 4.04%
Altria Group, Inc.	52,400	3,643,372

Petroleum - International - 15.28%
Apache Corporation	11,100	999,666
Chevron Corporation	37,800	3,537,324
ConocoPhillips	28,800	2,527,776
Devon Energy Corporation	16,000	1,331,200
Exxon Mobil Corporation	42,706	3,952,867
Marathon Oil Corporation	25,200	1,436,904
		13,785,737
Railroad - 1.79%
Union Pacific Corporation	14,300	1,616,758

Real Estate Investment Trust - 1.03%
Vornado Realty Trust	8,400	918,540

Retail - General Merchandise - 1.55%
Macy's Inc. (A)	43,300	1,399,456

Security and Commodity Brokers - 5.15%
Bear Stearns Companies Inc. (The) (A)	7,300	896,513
J.P. Morgan Chase & Co.	67,402	3,088,359
Morgan Stanley (A)	10,500	661,500
		4,646,372
Utilities - Electric - 4.60%
Mirant Corporation*	68,700	2,794,716
NRG Energy, Inc.*	32,000	1,353,280
		4,147,996
Utilities - Telephone - 3.74%
AT&T Inc. (A)	42,100	1,781,251
Sprint Nextel Corporation	22,200	421,800
Verizon Communications Inc.	26,400	1,168,992
		3,372,043

TOTAL COMMON STOCKS - 94.17%		$84,945,543

(Cost: $66,638,827)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Chemicals - Speciality - 2.23%
Air Products and Chemicals, Inc.,
5.05%, 10-1-07	$2,010	2,010,000

Health Care - General - 3.32%
Johnson & Johnson,
4.73%, 10-9-07	3,000	2,996,847

Leisure Time Industries - 2.22%
Walt Disney Company (The),
5.2%, 10-11-07	2,000	1,997,111

TOTAL SHORT-TERM SECURITIES - 7.77%		$7,003,958

(Cost: $7,003,958)

TOTAL INVESTMENT SECURITIES - 101.94%		$91,949,501

(Cost: $73,642,785)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.94%)		(1,747,881)

NET ASSETS - 100.00%		$90,201,620

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written options outstanding at September 30, 2007. (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

AT&T Inc.	59	October/42.5	$3,717	$3,776
Hewlett-Packard Company	36	November/52.5	2,088	3,060
Humana Inc.	218	October/72.5	18,094	20,771

			$23,899	$27,607

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Bear Stearns Companies Inc. (The)	31	October/90	$8,969	$465
CIT Group Inc.	78	November/30	3,042	3,510
International Business Machines Corporation:	25	October/100	2,863	188
	32	October/105	4,864	608
Macy's Inc.	145	November/22.5	4,205	1,812
Morgan Stanley	51	October/50	3,085	255

			$27,028	$6,838

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY VALUE FUND
      September 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $73,643) (Notes 1 and 3)	$91,949
Receivables:
Dividends and interest	121
Fund shares sold	76
Prepaid and other assets	30

Total assets	92,176

LIABILITIES
Payable for investment securities purchased	1,582
Payable to Fund shareholders	171
Accrued management fee (Note 2)	52
Accrued shareholder servicing (Note 2)	42
Outstanding written options - at value (premium received - $51) (Note 6)	34
Accrued service fee (Note 2)	31
Due to custodian	27
Accrued distribution fee (Note 2)	7
Accrued accounting services fee (Note 2)	4
Other	24

Total liabilities	1,974

Total net assets	$90,202

NET ASSETS
Capital paid in (shares authorized - unlimited)	$67,783
Accumulated undistributed income:
Accumulated undistributed net investment income	88
Accumulated undistributed net realized gain on investment transactions	4,008
Net unrealized appreciation in value of investments	18,323

Net assets applicable to outstanding units of capital	$90,202

Net asset value per share (net assets divided by shares outstanding):
Class A	$19.86
Class B	$19.61
Class C	$19.69
Class E	$19.88
Class I	$19.87
Class Y	$19.86
Capital shares outstanding:
Class A	3,931
Class B	317
Class C	275
Class E	5
Class I	5
Class Y	16

See Notes to Financial Statements.

Statement of Operations
      IVY VALUE FUND
      For the Six Months Ended September 30, 2007
      (In Thousands)                                                                                                               (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1)	$937
Interest and amortization	83

Total income	1,020

Expenses (Note 2):
Investment management fee	320
Shareholder servicing:
Class A	127
Class B	17
Class C	12
Class E	––	*
Class I	––	*
Class Y	––	*
Service fee:
Class A	96
Class B	8
Class C	7
Class Y	––	*
Distribution fee:
Class A	3
Class B	24
Class C	21
Class E	––	*
Accounting services fee	25
Audit fees	13
Custodian fees	5
Legal fees	1
Other	54

Total expenses	733

Net investment income	287

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	3,159
Realized net loss on written options	(489)

Realized net gain on investments	2,670

Unrealized appreciation in value of securities during the period	804
Unrealized depreciation in value of written options during the period	(7)

Unrealized appreciation in value of investments during the period	797

Net gain on investments	3,467

Net increase in net assets resulting from operations	$3,754

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY VALUE FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2007	2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$287	$544
Realized net gain on investments	2,670	2,770
Unrealized appreciation	797	7,603

Net increase in net assets resulting from operations	3,754	10,917

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(241)	(470)
Class B	(––)	(––)
Class C	(––)	(1)
Class E	(–– )*	NA
Class I	(1)	NA
Class Y	(1)	(51)
Realized gains on investment transactions:
Class A	(––)	(1,502)
Class B	(––)	(120)
Class C	(––)	(106)
Class E	(––)	NA
Class I	(––)	NA
Class Y	(––)	(8)

	(243)	(2,258)

Capital share transactions (Note 5)	2,947	(4,333)

Total increase	6,458	4,326
NET ASSETS
Beginning of period	83,744	79,418

End of period	$90,202	$83,744

Undistributed net investment income	$88	$44

*Not shown due to rounding
(1)See "Financial Highlights" on pages 283 - 288.

See Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended			For the fiscal year ended		For the period from 10-1-01 to	For the fiscal year ended
	9-30-07		2007	2006		2005	3-31-04			7-31-03		7-31-02	9-30-01

Net asset value, beginning of period	$19.04		$17.17		$16.04		$14.54		$12.54		$11.81	$12.59		$15.08

Income (loss) from investment operations:
Net investment income	0.07		0.13		0.10		0.15		0.08		0.12	0.08		0.09
Net realized and unrealized gain (loss) on investments	0.81		2.28		1.14		1.48		1.98		0.72	(0.78)		(2.50)

Total from investment operations	0.88		2.41		1.24		1.63		2.06		0.84	(0.70)		(2.41)

Less distributions from:
Net investment income	(0.06)		(0.13)		(0.11)		(0.13)		(0.06)		(0.11)	(0.08)		(0.08)
Capital gains	(0.00)		(0.41)		(0.00)		(0.00)		(0.00)		(0.00)	(0.00)		(0.00)

Total distributions	(0.06)		(0.54)		(0.11)		(0.13)		(0.06)		(0.11)	(0.08)		(0.08)

Net asset value, end of period	$19.86		$19.04		$17.17		$16.04		$14.54		$12.54	$11.81		$12.59

Total return(1)	4.62%		14.12%		7.75%		11.21%		16.32%		7.23%	-5.72%		-15.97%
Net assets, end of period (in millions)	$78		$73	$58		$41		$52		$64		$58	$66
Ratio of expenses to average net assets including voluntary expense waiver	1.48	%(2)	1.49%		1.53%		1.47%		1.45	%(2)(3)	1.29%	1.24	%(2)	1.24%
Ratio of net investment income to average net assets including voluntary expense waiver	0.74	%(2)	0.76%		0.65%		0.92%		0.61	%(2)(3)	1.05%	0.70	%(2)	0.61%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.48	%(2)(4)	1.49	%(4)	1.53	%(4)	1.47	%(4)	1.52	%(2)(3)	1.50%	1.41	%(2)	1.39%
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.74	%(2)(4)	0.76	%(4)	0.65	%(4)	0.92	%(4)	0.53	%(2)(3)	0.84%	0.53	%(2)	0.46%
Portfolio turnover rate	35%		61%		63%		81%		86%		123%	95%		148%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of the merger. Actual expenses that applied to Class A shareholders were lower than shown above.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the period from 12-8-03(1) to
9-30-07	2007	2006	2005	3-31-04

Net asset value, beginning of period	$18.83	$17.04	$15.97	$14.50	$13.63

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.03)	(0.04)	0.03	0.01
Net realized and unrealized gain on investments	0.80	2.23	1.12	1.44	0.90

Total from investment operations	0.78	2.20	1.08	1.47	0.91

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.01)	(0.00)	(0.04)
Capital gains	(0.00)	(0.41)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.41)	(0.01)	(0.00)	(0.04)

Net asset value, end of period	$19.61	$18.83	$17.04	$15.97	$14.50

Total return	4.09%	12.99%	6.73%	10.14%	6.65%
Net assets, end of period (in millions)	$6	$6	$5	$2	$1
Ratio of expenses to average net assets	2.44	%(2)	2.46%	2.50%	2.53%	3.12	%(2)
Ratio of net investment income (loss) to average net assets	-0.20	%(2)	-0.21%	-0.33%	0.07%	-1.29	%(2)
Portfolio turnover rate	35%	61%	63%	81%	86	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the period from 12-8-03(1) to
9-30-07	2007	2006	2005	3-31-04

Net asset value, beginning of period	$18.90	$17.08	$16.00	$14.51	$13.63

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)	(0.04)	0.03	0.02
Net realized and unrealized gain on investments	0.80	2.24	1.13	1.46	0.90

Total from investment operations	0.79	2.23	1.09	1.49	0.92

Less distributions from:
Net investment income	(0.00)	(0.00	)*	(0.01)	(0.00)	(0.04)
Capital gains	(0.00)	(0.41)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.41)	(0.01)	(0.00)	(0.04)

Net asset value, end of period	$19.69	$18.90	$17.08	$16.00	$14.51

Total return	4.18%	13.09%	6.80%	10.27%	6.73%
Net assets, end of period (in millions)	$6	$5	$4	$3	$1
Ratio of expenses to average net assets	2.34	%(2)	2.38%	2.41%	2.42%	2.90	%(2)
Ratio of net investment income (loss) to average net assets	-0.12	%(2)	-0.12%	-0.23%	0.15%	-1.18	%(2)
Portfolio turnover rate	35%	61%	63%	81%	86	%(3)

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                     (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$19.04

Income from investment operations:
Net investment income	0.11	(2)
Net realized and unrealized gain on investments	0.80	(2)

Total from investment operations	0.91

Less distributions from:
Net investment income	(0.07)
Capital gains	0.00

Total distributions	(0.07)

Net asset value, end of period	$19.88

Total return(3)	4.49%
Net assets, end of period (in thousands)	$105
Ratio of expenses to average net assets	1.18	%(4)
Ratio of net investment income to average net assets	1.08	%(4)
Portfolio turnover rate	35	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                     (Unaudited)

	For the period from 4-2-07(1) through
	9-30-07

Net asset value, beginning of period	$19.04

Income from investment operations:
Net investment income	0.12	(2)
Net realized and unrealized gain on investments	0.81	(2)

Total from investment operations	0.93

Less distributions from:
Net investment income	(0.10)
Capital gains	(0.00)

Total distributions	(0.10)

Net asset value, end of period	$19.87

Total return	4.53%
Net assets, end of period (in thousands)	$105
Ratio of expenses to average net assets	1.08	%(3)
Ratio of net investment income to average net assets	1.18	%(3)
Portfolio turnover rate	35	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended September 30, 2007.

See Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the period from 12-8-03(1) to
9-30-07	2007	2006	2005	3-31-04

Net asset value, beginning of period	$19.04	$17.18	$16.05	$14.54	$13.63

Income from investment operations:
Net investment income	0.10	0.22	(2)	0.13	0.17	0.01
Net realized and unrealized gain on investments	0.80	2.22	(2)	1.15	1.49	0.95

Total from investment operations	0.90	2.44	1.28	1.66	0.96

Less distributions from:
Net investment income	(0.08)	(0.17)	(0.15)	(0.15)	(0.05)
Capital gains	(0.00)	(0.41)	(0.00)	(0.00)	(0.00)

Total distributions	(0.08)	(0.58)	(0.15)	(0.15)	(0.05)

Net asset value, end of period	$19.86	$19.04	$17.18	$16.05	$14.54

Total return	4.76%	14.28%	7.99%	11.44%	7.05%
Net assets, end of period (in thousands)	$308	$294	$12,286	$20,286	$22,379
Ratio of expenses to average net assets	1.30	%(3)	1.29%	1.31%	1.34%	1.48	%(3)
Ratio of net investment income to average net assets	0.92	%(3)	0.96%	0.89%	1.09%	0.35	%(3)
Portfolio turnover rate	35%	61%	63%	81%	86	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Notes to Financial Statements
      September 30, 2007                                                                                      (Unaudited)

NOTE 1 - Significant Accounting Policies

Ivy Funds (the Trust) is organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust issues sixteen series of capital shares; each series represents ownership of a separate mutual fund (Fund). The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Board of Trustees. Management's valuation committee makes fair value determinations for the Trust, subject to the supervision of the Board of Trustees. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Trust combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are marked-to-market daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Trust's financial statements. Gains or losses are realized by the Trust at the time the Forward Contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the United States dollar. The Trust uses Forward Contracts to attempt to reduce the overall risk of its investments.

E. Federal income taxes - It is the Trust's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

F. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

G. Repurchase agreements - Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the custodian bank.

H. New Accounting Pronouncements - In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 16, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Trust's net assets, results of operations and financial statement disclosures. In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS 157 defines  fair value for purposes of financial statement presentation, establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Trust will adopt SFAS 157 during 2008 and its potential impact, if any, on each Fund's financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Ivy Investment Management Company (IICO), a wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR), serves as the investment manager for each Fund. IICO provides advice and supervises investments for which services it is paid a fee. The fee is payable by each Fund at the following annual rates:

Fund	Net Asset Breakpoints	Annual Rate

Ivy Balanced Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy Bond Fund	Up to $500 Million	0.525%
	Over $500 Million and up to $1 Billion	0.50%
	Over $1 Billion and up to $1.5 Billion	0.45%
	Over $1.5 Billion	0.40%

Ivy Cundill Global Value Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Dividend Income Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy European Opportunities Fund	Up to $250 Million	1.00%
	Over $250 Million up to $500 Million	0.85%
	Over $500 Million	0.75%

Ivy Global Natural Resources Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy International Balanced Fund	Up to $1 Billion	0.70%
	Over $1 Billion and up to $2 Billion	0.65%
	Over $2 Billion and up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy International Core Equity Fund	Up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.70%

Ivy International Growth Fund	Up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.70%

Ivy Managed European/Pacific Fund	All levels	0.05%

Ivy Managed International Opportunities Fund	All levels	0.05%

Ivy Mortgage Securities Fund	Up to $500 Million	0.50%
	Over $500 Million and up to $1 Billion	0.45%
	Over $1 Billion and up to $1.5 Billion	0.40%
	Over $1.5 Billion	0.35%

Ivy Pacific Opportunities Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Real Estate Securities Fund	Up to $1 Billion	0.90%
	Over $1 Billion up to $2 Billion	0.87%
	Over $2 Billion up to $3 Billion	0.84%
	Over $3 Billion	0.80%

Ivy Small Cap Value Fund	Up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Value Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

These fees are accrued daily and are paid monthly. However, IICO has voluntarily agreed to waive its management fee for Ivy Dividend Income Fund, Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund on any day that the Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver. During the six-month period ending September 30, 2007, IICO voluntarily waived its fee (in thousands) as shown in the following table:

Ivy Managed European/Pacific Fund	$2
Ivy Managed International Opportunities Fund	1

Mackenzie Financial Corporation (MFC) serves as subadvisor to Ivy Global Natural Resources Fund under an agreement with IICO and receives a fee as follows: 0.50% of the Fund's average daily net assets up to $500 million, 0.425% of net assets over $500 million and up to $1 billion, 0.415% of net assets over $1 billion and up to $2 billion, 0.40% of net assets over $2 billion and up to $3 billion, and 0.38% of net assets over $3 billion.

Effective December 7, 2006, MFC serves as subadvisor to Ivy Cundill Global Value Fund under an agreement with IICO and receives a fee as follows:

Fund	Net Asset Breakpoints	Annual Rate

Ivy Cundill Global Value Fund	On the first $500 Million	0.50%
	On the next $500 Million	0.425%
	On the next $1 Billion	0.415%
	On the next $1 Billion	0.40%
	On all assets exceeding $3 Billion	0.38%

MFC was the interim subadvisor to Ivy Cundill Global Value Fund from September 22, 2006 until December 7, 2006. Prior to September 22, 2006, Cundill Investment Research Ltd. served as subadvisor to the Fund.

Henderson Global Investors (North America) Inc. (HGINA) serves as subadvisor to Ivy European Opportunities Fund under an agreement with IICO. Henderson Investment Management Ltd., under a subadvisory agreement with HGINA, serves as subadvisor to the Fund. HGINA receives a fee payable monthly at an annual rate of 0.50% of average net assets.

Advantus Capital Management, Inc. serves as subadvisor to Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund under an agreement with IICO and receives a fee equal to, on an annual basis, 0.27%, 0.30% and 0.55% of the respective Fund's average net assets.

Effective February 2, 2007, BlackRock Capital Management, Inc. serves as subadvisor to Ivy Small Cap Value Fund under an agreement with IICO and receives a fee equal to, on an annual basis, 0.50% of the Fund's average net assets.

BlackRock Capital Management, Inc, was the interim subadvisor to the Fund from September 27, 2006 until February 2, 2007. Prior to September 27, 2006, Blackrock Financial Management Inc. served as subadvisor to the Fund.

Templeton Investment Counsel, LLC serves as subadvisor to Ivy International Balanced Fund under an agreement with IICO and receives a fee that is shown in the following table:

Fund	Net Asset Breakpoints	Annual Rate

Ivy International Balanced Fund	On the first $100 Million	0.50%
	All net assets exceeding $100 Million	0.40%

Pursuant to a Master Fund Accounting Services Agreement, IICO provides certain accounting and pricing services for each Fund. As of March 18, 2003, IICO assigned its responsibilities under the Accounting Services Agreement to Waddell & Reed Services Company (WRSCO), an indirect subsidiary of WDR. For these services, each Fund, other than Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund (the Ivy Managed Funds), pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Under the Accounting and Administrative Services Agreement for the Ivy Managed Funds, each Fund pays WRSCO, for its services, a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$5,748
From	$25	to	$50	$11,550
From	$50	to	$100	$17,748
From	$100	to	$200	$24,198
From	$200	to	$350	$31,602
From	$350	to	$550	$41,250
From	$550	to	$750	$48,150
From	$750	to	$1,000	$60,798
	$1,000 and Over			$74,250

In addition, for each class of shares in excess of one, each of the Ivy Managed Funds pays WRSCO a monthly per-class fee equal to 1.25% of the monthly accounting services base fee.

Under the Shareholder Servicing Agreement, except for the Ivy Managed Funds, with respect to Class A, Class B, Class C, Class E, Advisor Class and Class II shares, for each shareholder account that was in existence at any time during the prior month: Ivy Balanced Fund, Ivy Dividend Income Fund, Ivy International Balanced Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund pay WRSCO a monthly fee of $1.5792; Ivy Bond Fund and Ivy Mortgage Securities Fund pay WRSCO a monthly fee of $1.6958; and Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund each pay WRSCO a monthly fee of $1.5042. For Class I and Class Y shares, each Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. For Class R shares, each Fund pays WRSCO a monthly fee at an annual rate of 0.20% of the average daily net assets of the class for the preceding month. Effective September 1, 2006, the Shareholder Servicing Agreement with respect to Class A, Class B and Class C shares has been revised so that each Fund pays WRSCO an annual fee (payable monthly) for each account of the Fund that is non-networked and is as shown above; however, WRSCO has agreed to reduce those fees if the number of total shareholders accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Porfolios, Inc., Ivy Funds and Ivy Funds, Inc.) reaches certain levels. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain intermediaries), WRSCO has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. Each Fund also reimburses WRSCO for certain out-of-pocket costs for all classes. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WRSCO if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. WRSCO pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Under the Shareholder Servicing Agreement for the Ivy Managed Funds, no fee is charged to the Ivy Managed Funds as compensation for services rendered under this Shareholder Servicing Agreement. The Ivy Managed Funds do, however, reimburse any out-of-pocket expenses incurred by WRSCO in the performance of its duties under this Agreement, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by WRSCO in performing services under the Shareholder Servicing Agreement; and costs of legal and special services not provided by IFDI, IICO or WRSCO.

Pursuant to an Administrative Services Agreement, IICO provides certain administrative services to each Fund. The administrative fee for each Fund is a monthly fee at the annual rate of 0.01% of each Fund's average daily net assets.

As principal underwriter for the Trust's shares, Ivy Funds Distributor, Inc. (IFDI) receives sales commissions (which are not an expense of the Trust) for Class A and Class E shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IFDI. During the six-month period ended September 30, 2007, IFDI received the following amounts in sales commissions and CDSC:

	Sales Commissions	CDSC
		Class A	Class B	Class C	Class E

Ivy Balanced Fund	$45,115	$––	$1,695	$401	$––
Ivy Bond Fund	83,193	246	999	257	––
Ivy Cundill Global Value Fund	629,640	1,916	53,892	4,490	––
Ivy Dividend Income Fund	249,624	2	6,952	1,037	––
Ivy European Opportunities Fund	771,824	––	14,646	5,047	––
Ivy Global Natural Resources Fund	3,050,203	––	192,933	70,761	––
Ivy International Balanced Fund	380,253	2,348	4,342	4,247	––
Ivy International Core Equity Fund	333,175	90	3,082	1,284	––
Ivy International Growth Fund	89,989	57	6,713	657	––
Ivy Managed European/Pacific Fund	322,542	––	235	105	––
Ivy Managed International Opportunities Fund	199,305	––	185	21	––
Ivy Mortgage Securities Fund	266,320	392	15,840	1,589	––
Ivy Pacific Opportunities Fund	957,419	––	11,458	1,915	––
Ivy Real Estate Securities Fund	609,404	1,440	15,130	3,166	––
Ivy Small Cap Value Fund	227,597	1,494	3,632	235	––
Ivy Value Fund	85,524	––	1,450	377	––

With respect to Class A, Class B, Class C and Class E shares, IFDI pays sales commissions and all expenses in connection with the sale of the Trust's shares, except for registration fees and related expenses. During the six-month period ended September 30, 2007, IFDI paid the following amounts:

Ivy Balanced Fund	$44,551
Ivy Bond Fund	87,839
Ivy Cundill Global Value Fund	746,783
Ivy Dividend Income Fund	284,079
Ivy European Opportunities Fund	879,221
Ivy Global Natural Resources Fund	5,740,767
Ivy International Balanced Fund	482,212
Ivy International Core Equity Fund	412,838
Ivy International Growth Fund	111,880
Ivy Managed European/Pacific Fund	171,632
Ivy Managed International Opportunities Fund	299,254
Ivy Mortgage Securities Fund	277,043
Ivy Pacific Opportunities Fund	1,016,007
Ivy Real Estate Securities Fund	645,782
Ivy Small Cap Value Fund	240,148
Ivy Value Fund	94,945

Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to IFDI in an amount not to exceed 0.25% of the Fund's average annual net assets attributable to that class. The fee is to be paid to reimburse IFDI for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts. Under a Distribution and Service Plan for Class B and Class C shares adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay IFDI a service fee in an amount not to exceed 0.25% of the Fund's average annual net assets attributable to that class. The fee is to be paid to reimburse IFDI for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts. Under the Distribution and Service Plan for Class B shares and Class C shares adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay IFDI a distribution fee not to exceed 0.75% of the Fund's average annual net assets attributable to that class to compensate IFDI for its services in connection with the distribution of shares of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee, for its distribution activities for that class. Under the Distribution and Service Plan for Class E shares adopted by the Trust on behalf of each of the Ivy Funds pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay IFDI, the principal underwriter for the Fund, a fee up to 0.25% of the Fund's average annual net assets attributable to Class E shares, paid daily, to compensate IFDI for its costs and expenses in connection with, either directly or through others, the distribution of the Class E shares, the provision of personal services to Class E shareholders and/or maintenance of Class E shareholder accounts. The Class E Plan permits IFDI to be compensated for these Class E-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Class E Plan also permits IFDI to be compensated for amounts it expends: in compensating, training and supporting registered financial advisors, sales manager and/or other appropriate personnel in providing personal services to Class E shareholders of the funds and/or maintaining Class E shareholder accounts; increasing services provided to Class E shareholders of the Funds by office personnel located at field sales offices; engaging in other activities useful in providing personal service to Class E shareholders of the Funds and/or maintenance of Class E shareholder accounts; and in compensating broker-dealers and other third parties who may regularly sell Class E shares of the Funds, and may regularly provide shareholder services and/or maintain shareholder accounts with respect to Class E shares. Under the Class R Plan, each Fund may pay IFDI a fee of up to 0.50%, on an annual basis, of the average daily net assets attributable to that class to compensate IFDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal service to Class R shareholders and/or maintenance of Class R shareholder accounts. Under the Class Y Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets attributable to that class to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintenance of Class Y shareholder accounts.
For Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund, IICO has contractually agreed to reimburse a Fund's expenses, for the calendar year ended December 31, 2006, and for the following five years, to the extent necessary to ensure that the Fund's annual operating expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). During the six-month period ended September 30, 2007, IICO did not reimburse any of the Fund's expenses.

In addition, IFDI and WRSCO have voluntarily agreed to waive sufficient Fund expenses to ensure that the total annual fund operating expenses do not exceed the following levels for the specified funds/classes:

Fund and Class	Expense Limitation (as a percentage of average net assets of each Class)

Ivy Cundill Global Value Fund, Class A	1.90%
Ivy Cundill Global Value Fund, Class C	2.55%
Ivy Cundill Global Value Fund, Class Y	1.20%
Ivy Global Natural Resources Fund, Class A	1.70%
Ivy Global Natural Resources Fund, Class C	2.40%
Ivy Global Natural Resources Fund, Class Y	1.20%

During the six-month period ended September 30, 2007, IFDI reimbursed the Fund's service fees (in thousands) as shown:

Ivy Cundill Global Value Fund, Class Y	$15
Ivy Global Natural Resources Fund, Class Y	132

During the six-month period ended September 30, 2007, the Funds paid Trustees' regular compensation of $220,538, which is included in other expenses.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the six-month period ended September 30, 2007 are summarized as follows:

	Ivy Balanced Fund	Ivy Bond Fund	Ivy Cundill Global Value Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$3,369,048	$20,727,596	$231,976,666
Purchases of U.S. government securities	––	16,726,929	––
Purchases of short-term securities	355,666,440	384,900,946	14,057,618,583
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	8,877,948	9,849,967	244,752,711
Proceeds from maturities and sales of U.S. government securities	408,645	13,723,122	––
Proceeds from maturities and sales of short-term securities	352,786,927	380,638,693	14,131,855,000

	Ivy Dividend Income Fund	Ivy European Opportunities Fund	Ivy Global Natural Resources Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$38,689,398	$201,219,097	$4,750,012,824
Purchases of U.S. government securities	––	––	––
Purchases of short-term securities	802,885,737	1,385,403,926	9,022,749,613
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	14,152,543	144,948,635	3,856,325,651
Proceeds from maturities and sales of U.S. government securities	––	––	––
Proceeds from maturities and sales of short-term securities	797,098,767	1,384,119,195	8,989,325,651

	Ivy International Balanced Fund	Ivy International Core Equity Fund	Ivy International Growth Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$70,036,503	$176,456,642	$122,734,364
Purchases of U.S. government securities	––	––	––
Purchases of short-term securities	861,721,262	662,267,306	623,649,791
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	23,063,885	132,352,893	127,518,708
Proceeds from maturities and sales of U.S. government securities	––	––	––
Proceeds from maturities and sales of short-term securities	861,454,617	660,684,148	620,127,026

	Ivy Managed European/ Pacific Fund	Ivy Managed International Opportunities Fund	Ivy Mortgage Securities Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$30,165,562	$55,696,326	$40,695,970
Purchases of U.S. government securities	––	––	133,334,172
Purchases of short-term securities	49,200,000	91,168,000	1,160,569,186
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	71,307	––	22,566,166
Proceeds from maturities and sales of U.S. government securities	––	––	133,612,283
Proceeds from maturities and sales of short-term securities	48,766,000	90,409,000	1,138,712,000

	Ivy Pacific Opportunities Fund	Ivy Real Estate Securities Fund	Ivy Small Cap Value Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$245,085,925	$57,848,415	$106,877,105
Purchases of U.S. government securities	––	––	––
Purchases of short-term securities	802,249,878	322,997,391	564,294,682
Purchases of options	3,600,005	––	––
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	214,748,359	178,139,142	101,797,205
Proceeds from maturities and sales of U.S. government securities	––	––	––
Proceeds from maturities and sales of short-term securities	778,577,216	320,023,520	567,872,878
Proceeds from options	2,353,503	––	––

Ivy Value Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$31,644,471
Purchases of U.S. government securities	––
Purchases of short-term securities	345,018,479
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	30,653,743
Proceeds from maturities and sales of U.S. government securities	––
Proceeds from maturities and sales of short-term securities	341,791,806

For Federal income tax purposes, cost of investments owned at September 30, 2007 and the related unrealized appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Ivy Balanced Fund	$76,420,713	$24,537,969	$499,995	$24,037,974
Ivy Bond Fund	90,009,791	407,237	2,242,890	(1,835,653)
Ivy Cundill Global Value Fund	812,645,276	159,911,997	105,092,155	54,819,842
Ivy Dividend Income Fund	145,409,966	44,450,564	1,404,607	43,045,957
Ivy European Opportunities Fund	502,643,002	127,794,040	14,740,936	113,053,104
Ivy Global Natural Resources Fund	5,712,255,476	1,904,547,422	31,533,919	1,873,013,503
Ivy International Balanced Fund	296,183,993	50,894,612	5,416,073	45,478,539
Ivy International Core Equity Fund	247,092,280	42,959,946	2,115,530	40,844,416
Ivy International Growth Fund	194,727,906	77,058,835	2,202,039	74,856,796
Ivy Managed European/Pacific Fund	30,524,800	2,832,087	––	2,832,087
Ivy Managed International Opportunities Fund	56,455,326	3,218,270	––	3,218,270
Ivy Mortgage Securities Fund	375,980,810	1,543,922	10,839,609	(9,295,687)
Ivy Pacific Opportunities Fund	439,115,590	236,060,737	7,194,141	228,866,596
Ivy Real Estate Securities Fund	401,940,249	135,412,897	5,895,437	129,517,460
Ivy Small Cap Value Fund	153,856,923	15,592,003	6,480,753	9,111,250
Ivy Value Fund	73,987,693	19,225,202	1,263,394	17,961,808

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended March 31, 2007 and the related net capital losses and post-October activity were as follows:

	Ivy Balanced Fund	Ivy Bond Fund	Ivy Cundill Global Value Fund

Net ordinary income	$988,959	$2,847,833	$25,207,346
Distributed ordinary income	1,085,606	2,841,082	14,086,154
Undistributed ordinary income	38,786*	36,210*	11,236,019

Realized long-term capital gains	653,025	––	51,372,008
Distributed long-term capital gains	––	––	35,772,161
Undistributed long-term capital gains	653,025	––	19,196,641

Net capital losses	––	461,131	––

Post-October losses deferred	––	––	287,658

	Ivy Dividend Income Fund	Ivy European Opportunities Fund	Ivy Global Natural Resources Fund

Net ordinary income	$1,068,470	$4,879,556	$142,452,257
Distributed ordinary income	1,079,904	4,118,063	197,937,422
Undistributed ordinary income	28,255*	761,493	54,518,171

Realized long-term capital gains	2,824,612	10,359,289	250,403,581
Distributed long-term capital gains	1,389,185	––	220,660,776
Undistributed long-term capital gains	1,435,427	10,359,289	78,900,749

Net capital losses	––	––	––

Post-October losses deferred	––	––	573,848

	Ivy International Balanced Fund	Ivy International Core Equity Fund	Ivy International Growth Fund

Net ordinary income	$6,270,627	$7,228,646	$566,909
Distributed ordinary income	5,842,010	837,091	244,825
Undistributed ordinary income	1,949,547	6,391,555	322,084

Realized long-term capital gains	4,862,347	12,068,191	––
Distributed long-term capital gains	5,666,925	6,971,717	––
Undistributed long-term capital gains	1,924,208	5,096,474	––

Net capital losses	––	––	––

Post-October losses deferred	––	44,740	––
*This entire amount was distributed prior to September 30, 2007.

	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund	Ivy Real Estate Securities Fund

Net ordinary income	$14,179,448	$16,574,426	$13,944,969
Distributed ordinary income	14,174,142	6,928,367	8,767,618
Undistributed ordinary income	176,961*	14,509,064	7,085,430

Realized long-term capital gains	––	9,390,595	26,471,724
Distributed long-term capital gains	––	6,780,715	19,091,476
Undistributed long-term capital gains	––	4,211,703	12,870,552

Net capital losses	484,106	––	––

Post-October losses deferred	275,654	129,873	––

	Ivy Small Cap Value Fund	Ivy Value Fund

Net ordinary income	$7,736,967	$1,503,840
Distributed ordinary income	6,874,058	521,854
Undistributed ordinary income	4,223,778	1,011,126

Realized long-term capital gains	5,487,432	2,139,011
Distributed long-term capital gains	4,367,343	1,735,651
Undistributed long-term capital gains	2,187,065	878,555

Net capital losses	––	––

Post-October losses deferred	––	––

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital Loss Carryovers are available to offset future realized capital gain net income incurred in the 8 taxable years succeeding the loss year for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Ivy Bond Fund	Ivy Global Natural Resources Fund	Ivy International Growth Fund

March 31, 2008	$––	$––	$407,464
March 31, 2009	28,681	––	77,610,725
March 31, 2010	––	167,845	146,210,535
March 31, 2011	––	––	47,213,802
March 31, 2015	461,131	––	––

Total carryover	$489,812	$167,845	$271,442,526

*This entire amount was distributed prior to September 30, 2007.

	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund

March 31, 2008	$––	$157,220
March 31, 2009	––	157,220
March 31, 2010	––	157,220
March 31, 2014	164,447	––
March 31, 2015	484,106	––

Total carryover	$648,553	$471,660

Ivy Developing Markets Fund was merged into Ivy Pacific Opportunities Fund as of June 16, 2003. At the time of the merger, Ivy Developing Markets Fund had capital loss carryovers available to offset future gains of the Ivy Pacific Opportunities Fund. These carryovers are limited to $157,220 for each period ending from March 31, 2008 through 2010 plus any unused limitations from prior years.

Ivy International Growth Fund was merged into Ivy International Growth Fund (formerly, Ivy International Fund) as of March 27, 2006. At the time of the merger, Ivy International Growth Fund had capital loss carryovers available to offset future gains of the Ivy International Fund. These carryovers are limited to $7,403,026 for the period ending March 31, 2008 and $3,234,412 for each period ending from March 31, 2009 through 2010 plus any unused limitations from prior years and the amount of certain built-in gains realized, if any.

Note 5 - Multiclass Operations

Each Fund within the Trust offers five classes of shares, Class A, Class B, Class C, Class I and Class Y, and all Funds except Ivy Balanced Fund, Ivy European Opportunities Fund, Ivy International Growth Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Pacific Opportunities Fund, Ivy Small Cap Value Fund and Ivy Value Fund offer Class E shares. Each share class has equal rights as to assets and voting privileges. In addition, Ivy Global Natural Resources Fund and Ivy Real Estate Securities Fund offer Class R shares, which also have equal rights as to assets and voting privileges. Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Core Equity Fund, Ivy International Growth Fund and Ivy Pacific Opportunities Fund also offered Advisor Class shares and Ivy Cundill Global Value Fund and Ivy International Growth Fund also offered Class II shares. Advisor Class and Class II shares are no longer available for investment. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectuses and the Statement of Additional Information for the Trust.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the six-month period ended September 30, 2007 are summarized below. Amounts are in thousands.

	Ivy Balanced Fund	Ivy Bond Fund

Shares issued from sale of shares:
Class A	322	2,165
Class B	18	64
Class C	39	273
Class E	6	40
Class I	6	16
Class Y	52	1
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	18	91
Class B	–– *	3
Class C	–– *	7
Class E	–– *	1
Class I	–– *	–– *
Class Y	10	–– *
Shares redeemed:
Class A	(377)	(564)
Class B	(13)	(32)
Class C	(34)	(265)
Class E	(––)	(–– )*
Class I	(––)	(1)
Class Y	(217)	(4)

Increase (decrease) in outstanding capital shares	(170)	1,795

*Not shown due to rounding.

Value issued from sale of shares:
Class A	$5,497	$22,271
Class B	296	658
Class C	670	2,799
Class E	100	417
Class I	100	164
Class Y	897	8
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	312	940
Class B	1	33
Class C	4	72
Class E	1	7
Class I	1	4
Class Y	165	–– *
Value redeemed:
Class A	(6,408)	(5,812)
Class B	(226)	(328)
Class C	(577)	(2,710)
Class E	(––)	(2)
Class I	(––)	(10)
Class Y	(3,698)	(42)

Increase (decrease) in outstanding capital	$(2,865)	$18,469

*Not shown due to rounding.

	Ivy Cundill Global Value Fund	Ivy Dividend Income Fund	Ivy European Opportunities Fund

Shares issued from sale of shares:
Class A	4,618	2,203	2,072
Class B	140	114	169
Class C	799	254	203
Class E	20	41	2
Class I	156	6	697
Class Y	108	338	37
Advisor Class	––	NA	––
Class II	––	NA	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	––	35	––
Class B	––	–– *	––
Class C	––	1	––
Class E	––	–– *	––
Class I	––	–– *	––
Class Y	––	1	––
Advisor Class	––	NA	––
Class II	––	NA	NA
Shares redeemed:
Class A	(6,959)	(1,053)	(1,199)
Class B	(468)	(69)	(129)
Class C	(3,089)	(147)	(164)
Class E	(–– )*	(–– )*	(––)
Class I	(29)	(––)	(13)
Class Y	(279)	(29)	(80)
Advisor Class	(16)	NA	(4)
Class II	(––)	NA	NA

Increase (decrease) in outstanding capital shares	(4,999)	1,695	1,591

*Not shown due to rounding.

Value issued from sale of shares:
Class A	$75,677	$36,907	$88,620
Class B	2,262	1,892	7,009
Class C	12,916	4,240	8,420
Class E	332	676	100
Class I	2,557	100	29,817
Class Y	1,795	5,708	1,554
Advisor Class	––	NA	––
Class II	––	NA	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	––	599	––
Class B	––	3	––
Class C	––	18	––
Class E	––	1	––
Class I	––	1	––
Class Y	––	13	––
Advisor Class	––	NA	––
Class II	––	NA	NA
Value redeemed:
Class A	(112,487)	(17,742)	(51,078)
Class B	(7,423)	(1,161)	(5,306)
Class C	(48,118)	(2,462)	(6,736)
Class E	(1)	(6)	(––)
Class I	(475)	(––)	(561)
Class Y	(4,502)	(486)	(3,278)
Advisor Class	(264)	NA	(193)
Class II	(––)	NA	NA

Increase (decrease) in outstanding capital	$(77,731)	$28,301	$68,368

	Ivy Global Natural Resources Fund	Ivy International Balanced Fund	Ivy International Core Equity Fund

Shares issued from sale of shares:
Class A	28,702	2,791	2,816
Class B	944	116	141
Class C	8,170	637	398
Class E	39	25	40
Class I	1,108	1,332	639
Class R	221	NA	NA
Class Y	6,784	81	108
Advisor Class	––	NA	––
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	––	192	––
Class B	––	7	––
Class C	––	19	––
Class E	––	–– *	––
Class I	––	12	––
Class R	––	NA	NA
Class Y	––	–– *	––
Advisor Class	––	NA
Shares redeemed:
Class A	(12,899)	(2,372)	(1,535)
Class B	(663)	(62)	(233)
Class C	(2,751)	(298)	(205)
Class E	(–– )*	(–– )*	(–– )*
Class I	(21)	(6)	(8)
Class R	(52)	NA	NA
Class Y	(1,024)	(73)	(69)
Advisor Class	(1)	NA	(––)

Increase in outstanding capital shares	28,557	2,401	2,092

*Not shown due to rounding.
Value issued from sale of shares:
Class A	$1,033,693	$48,404	$53,110
Class B	31,899	2,003	2,454
Class C	270,732	11,016	6,916
Class E	1,377	439	740
Class I	39,715	23,112	12,003
Class R	8,019	NA	NA
Class Y	243,824	1,403	2,035
Advisor Class	––	NA	––
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	––	3,295	––
Class B	––	112	––
Class C	––	332	––
Class E	––	4	––
Class I	––	213	––
Class R	––	NA	NA
Class Y	––	7	––
Advisor Class	––	NA	––
Value redeemed:
Class A	(459,693)	(41,162)	(28,758)
Class B	(22,219)	(1,061)	(4,022)
Class C	(90,557)	(5,152)	(3,546)
Class E	(2)	(1)	(5)
Class I	(781)	(98)	(151)
Class R	(1,864)	NA	NA
Class Y	(36,152)	(1,243)	(1,233)
Advisor Class	(26)	NA	(––)

Increase in outstanding capital	$1,017,965	$41,623	$39,543

	Ivy International Growth Fund	Ivy Managed European/ Pacific Fund	Ivy Managed International Opportunities Fund

Shares issued from sale of shares:
Class A	307	2,581	4,917
Class B	21	94	182
Class C	50	128	216
Class E	3	20	20
Class I	366	20	20
Class Y	9	24	38
Advisor Class	––	NA	NA
Class II	––	NA	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	––	––	––
Class B	––	––	––
Class C	––	––	––
Class E	––	––	––
Class I	––	––	––
Class Y	––	––	––
Advisor Class	––	NA	NA
Class II	––	NA	NA
Shares redeemed:
Class A	(636)	(82)	(131)
Class B	(52)	(8)	(5)
Class C	(147)	(2)	(13)
Class E	(––)	(––)	(––)
Class I	(11)	(––)	(––)
Class Y	(53)	(––)	(––)
Advisor Class	(––)	NA	NA
Class II	(1)	NA	NA

Increase (decrease) in outstanding capital shares	(144)	2,775	5,244

Value issued from sale of shares:
Class A	$11,295	$28,282	$52,267
Class B	717	1,011	1,918
Class C	1,657	1,383	2,274
Class E	100	200	200
Class I	13,508	200	200
Class Y	325	251	398
Advisor Class	––	NA	NA
Class II	––	NA	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	––	––	––
Class B	––	––	––
Class C	––	––	––
Class E	––	––	––
Class I	––	––	––
Class Y	––	––	––
Advisor Class	––	NA	NA
Class II	––	NA	NA
Value redeemed:
Class A	(23,412)	(909)	(1,376)
Class B	(1,751)	(84)	(57)
Class C	(4,943)	(25)	(140)
Class E	(––)	(––)	(––)
Class I	(401)	(––)	(––)
Class Y	(1,864)	(––)	(––)
Advisor Class	(––)	NA	NA
Class II	(44)	NA	NA

Increase (decrease) in outstanding capital	$(4,813)	$30,309	$55,684

	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund	Ivy Real Estate Securities Fund

Shares issued from sale of shares:
Class A	6,209	4,980	1,965
Class B	327	230	63
Class C	400	332	91
Class E	17	6	16
Class I	30	1,144	85
Class R	NA	NA	2
Class Y	332	137	113
Advisor Class	NA	––	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	600	––	23
Class B	20	––	––
Class C	33	––	––
Class E	–– *	––	–– *
Class I	1	––	–– *
Class R	NA	NA	–– *
Class Y	23	––	21
Advisor Class	NA	––	NA
Shares redeemed:
Class A	(4,258)	(3,104)	(3,377)
Class B	(151)	(194)	(158)
Class C	(366)	(293)	(302)
Class E	(–– )*	(––)	(–– )*
Class I	(6)	(62)	(23)
Class R	NA	NA	(1)
Class Y	(413)	(257)	(3,597)
Advisor Class	NA	(––)	NA

Increase (decrease) in outstanding capital shares	2,798	2,919	(5,079)

*Not shown due to rounding.

Value issued from sale of shares:
Class A	$64,764	$97,948	$48,699
Class B	3,401	4,093	1,557
Class C	4,168	6,091	2,268
Class E	181	100	420
Class I	323	21,954	2,222
Class R	NA	NA	40
Class Y	3,472	2,793	2,762
Advisor Class	NA	––	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	6,256	––	559
Class B	209	––	––
Class C	348	––	––
Class E	3	––	––
Class I	6	––	6
Class R	NA	NA	–– *
Class Y	239	––	513
Advisor Class	NA	––	NA
Value redeemed:
Class A	(44,412)	(59,620)	(81,238)
Class B	(1,575)	(3,443)	(3,736)
Class C	(3,819)	(5,215)	(7,161)
Class E	(3)	(––)	(1)
Class I	(67)	(1,242)	(560)
Class R	NA	NA	(17)
Class Y	(4,307)	(4,582)	(86,883)
Advisor Class	NA	(––)	NA

Increase (decrease) in outstanding capital	$29,187	$58,877	$(120,550)

*Not shown due to rounding.

	Ivy Small Cap Value Fund	Ivy Value Fund

Shares issued from sale of shares:
Class A	1,907	767
Class B	66	61
Class C	83	56
Class E	6	5
Class I	43	5
Class Y	67	––	*
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	––	12
Class B	––	––
Class C	––	––
Class E	––	––	*
Class I	––	––	*
Class Y	––	––	*
Shares redeemed:
Class A	(1,557)	(648)
Class B	(120)	(57)
Class C	(158)	(56)
Class E	(––)	(––)
Class I	(8)	(––)
Class Y	(216)	(––	)*

Increase in outstanding capital shares	113	145

*Not shown due to rounding.

Value issued from sale of shares:
Class A	$31,112	$15,302
Class B	1,021	1,192
Class C	1,307	1,123
Class E	100	100
Class I	717	100
Class Y	1,111	––	*
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	––	237
Class B	––	––
Class C	––	––
Class E	––	––	*
Class I	––	1
Class Y	––	––	*
Value redeemed:
Class A	(25,246)	(12,874)
Class B	(1,842)	(1,127)
Class C	(2,480)	(1,107)
Class E	(––)	(––)
Class I	(139)	(––)
Class Y	(3,514)	(––	)*

Increase in outstanding capital	$2,147	$2,947

*Not shown due to rounding.

Transactions in capital stock for the fiscal year ended March 31, 2007 are summarized below. Amounts are in thousands.

	Ivy Balanced Fund	Ivy Bond Fund

Shares issued from sale of shares:
Class A	763	1,752
Class B	74	96
Class C	117	403
Class Y	605	4
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	40	123
Class B	–– *	5
Class C	1	8
Class Y	26	–– *
Shares redeemed:
Class A	(891)	(1,129)
Class B	(50)	(67)
Class C	(62)	(189)
Class Y	(1,352)	(2)

Increase (decrease) in outstanding capital shares	(729)	1,004

Value issued from sale of shares:
Class A	$11,988	$18,156
Class B	1,146	996
Class C	1,841	4,183
Class Y	9,521	42
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	636	1,280
Class B	3	50
Class C	8	80
Class Y	411	2
Value redeemed:
Class A	(13,917)	(11,724)
Class B	(773)	(699)
Class C	(968)	(1,956)
Class Y	(21,240)	(24)

Increase (decrease) in outstanding capital	$(11,344)	$10,386

*Not shown due to rounding.

	Ivy Cundill Global Value Fund	Ivy Dividend Income Fund	Ivy European Opportunities Fund

Shares issued from sale of shares:
Class A	11,695	3,823	4,299
Class B	586	242	270
Class C	3,326	498	431
Class Y	196	137	110
Advisor Class	––	NA	––
Class II	––	NA	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	2,079	127	88
Class B	161	8	4
Class C	641	17	5
Class Y	39	2	2
Advisor Class	11	NA	–– *
Class II	–– *	NA	NA
Shares redeemed:
Class A	(11,797)	(1,412)	(1,798)
Class B	(831)	(107)	(310)
Class C	(3,225)	(240)	(348)
Class Y	(361)	(26)	(50)
Advisor Class	(20)	NA	(19)
Class II	(––)	NA	NA

Increase in outstanding capital shares	2,500	3,069	2,684

*Not shown due to rounding.

Value issued from sale of shares:
Class A	$181,422	$57,590	$155,748
Class B	8,886	3,622	9,546
Class C	50,324	7,446	15,127
Class Y	3,046	2,107	4,028
Advisor Class	––	NA	––
Class II	––	NA	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	32,120	1,941	3,391
Class B	2,444	126	136
Class C	9,682	259	198
Class Y	602	26	68
Advisor Class	173	NA	12
Class II	1	NA	NA
Value redeemed:
Class A	(182,765)	(21,237)	(64,019)
Class B	(12,526)	(1,609)	(10,625)
Class C	(48,759)	(3,596)	(11,838)
Class Y	(5,541)	(392)	(1,746)
Advisor Class	(321)	NA	(672)
Class II	(––)	NA	NA

Increase in outstanding capital	$38,788	$46,283	$99,354

	Ivy Global Natural Resources Fund	Ivy International Balanced Fund	Ivy International Core Equity Fund

Shares issued from sale of shares:
Class A	44,041	7,862	5,938
Class B	2,245	576	464
Class C	14,135	1,287	1,226
Class R	128	NA	NA
Class Y	6,910	83	199
Advisor Class	––	NA	––
Class II	NA	NA	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	7,438	566	292
Class B	648	29	21
Class C	2,648	56	56
Class R	3	NA	NA
Class Y	425	3	5
Advisor Class	1	NA	––
Class II	NA	NA	NA
Shares redeemed:
Class A	(23,141)	(1,840)	(1,416)
Class B	(1,584)	(253)	(440)
Class C	(6,347)	(182)	(231)
Class R	(12)	NA	NA
Class Y	(1,415)	(31)	(52)
Advisor Class	(3)	NA	(––)
Class II	NA	NA	NA

Increase in outstanding capital shares	46,120	8,156	6,062

Value issued from sale of shares:
Class A	$1,355,319	$127,445	$97,987
Class B	65,627	9,278	7,113
Class C	404,164	20,788	18,787
Class R	3,867	NA	NA
Class Y	214,763	1,362	3,361
Advisor Class	––	NA	––
Class II	NA	NA	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	228,809	9,230	4,915
Class B	18,786	472	328
Class C	75,247	914	877
Class R	110	NA	NA
Class Y	13,131	53	83
Advisor Class	25	NA	––
Class II	NA	NA	NA
Value redeemed:
Class A	(705,593)	(29,494)	(23,415)
Class B	(45,518)	(4,181)	(6,571)
Class C	(178,056)	(2,929)	(3,545)
Class R	(369)	NA	NA
Class Y	(43,417)	(502)	(847)
Advisor Class	(90)	NA	(––)
Class II	NA	NA	NA

Increase in outstanding capital	$1,406,805	$132,436	$99,073

	Ivy International Growth Fund	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund

Shares issued from sale of shares:
Class A	672	9,873	12,129
Class B	81	358	699
Class C	133	806	1,079
Class Y	44	926	444
Advisor Class	––	NA	––
Class II	––	NA	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	6	1,061	702
Class B	––	36	43
Class C	––	63	61
Class Y	–– *	36	15
Advisor Class	––	NA	–– *
Class II	–– *	NA	NA
Shares redeemed:
Class A	(1,134)	(7,938)	(3,940)
Class B	(192)	(327)	(298)
Class C	(396)	(854)	(371)
Class Y	(108)	(425)	(246)
Advisor Class	(––)	NA	(–– )*
Class II	(1)	NA	NA

Increase (decrease) in outstanding capital shares	(895)	3,615	10,317

*Not shown due to rounding.

Value issued from sale of shares:
Class A	$20,944	$103,705	$186,431
Class B	2,325	3,756	9,928
Class C	3,806	8,470	15,685
Class Y	1,416	9,736	6,813
Advisor Class	––	NA	––
Class II	––	NA	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	187	11,153	11,390
Class B	––	375	636
Class C	––	665	927
Class Y	7	380	250
Advisor Class	––	NA	1
Class II	1	NA	NA
Value redeemed:
Class A	(34,986)	(83,295)	(59,663)
Class B	(5,467)	(3,431)	(4,184)
Class C	(11,362)	(8,958)	(5,310)
Class Y	(3,203)	(4,465)	(3,734)
Advisor Class	(––)	NA	(3)
Class II	(40)	NA	NA

Increase (decrease) in outstanding capital	$(26,372)	$38,091	$159,167

	Ivy Real Estate Securities Fund	Ivy Small Cap Value Fund	Ivy Value Fund

Shares issued from sale of shares:
Class A	6,162	3,124	1,485
Class B	273	170	130
Class C	402	279	118
Class R	1	NA	NA
Class Y	2,397	328	78
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	564	494	105
Class B	27	38	6
Class C	31	57	6
Class R	–– *	NA	NA
Class Y	446	100	3
Shares redeemed:
Class A	(2,689)	(1,460)	(1,195)
Class B	(108)	(98)	(94)
Class C	(162)	(172)	(85)
Class R	(–– )*	NA	NA
Class Y	(2,052)	(615)	(780)

Increase (decrease) in outstanding capital shares	5,292	2,245	(223)

Value issued from sale of shares:
Class A	$153,443	$50,177	$26,492
Class B	6,799	2,628	2,306
Class C	9,917	4,335	2,080
Class R	26	NA	NA
Class Y	59,904	5,363	1,375
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	14,369	7,895	1,951
Class B	693	582	119
Class C	802	882	104
Class R	5	NA	NA
Class Y	11,342	1,623	59
Value redeemed:
Class A	(66,195)	(23,341)	(21,241)
Class B	(2,682)	(1,509)	(1,660)
Class C	(3,986)	(2,691)	(1,501)
Class R	(–– )*	NA	NA
Class Y	(49,828)	(10,060)	(14,417)

Increase (decrease) in outstanding capital	$134,609	$35,884	$(4,333)

*Not shown due to rounding.

NOTE 6 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Ivy Pacific Opportunities Fund, transactions in written call options were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2007	––	$––
Options written	321,429	1,476,002
Options terminated in closing purchase transactions	(––)	(––)
Options exercised	(––)	(––)
Options expired	(––)	(––)

Outstanding at September 30, 2007	321,429	$1,476,002

For Ivy Pacific Opportunities Fund, transactions in written put options were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2007	––	$––
Options written	321,429	540,001
Options terminated in closing purchase transactions	(––)	(––)
Options exercised	(––)	(––)
Options expired	(––)	(––)

Outstanding at September 30, 2007	321,429	$540,001

For Ivy Value Fund, transactions in written call options were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2007	977	$51,169
Options written	2,010	153,630
Options terminated in closing purchase transactions	(110)	(4,020)
Options exercised	(937)	(69,463)
Options expired	(1,627)	(107,417)

Outstanding at September 30, 2007	313	$23,899

For Ivy Value Fund, transactions in written put options were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2007	214	$34,127
Options written	1,873	252,568
Options terminated in closing purchase transactions	(832)	(171,790)
Options exercised	(466)	(49,870)
Options expired	(427)	(38,007)

Outstanding at September 30, 2007	362	$27,028

NOTE 7 - Futures

The Trust may engage in buying and selling futures contracts. Upon entering into a futures contract, the Trust is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Trust each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Trust as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Trust uses futures to attempt to reduce the overall risk of its investments.

NOTE 8 - Affiliated Company Transactions

The Ivy Managed Funds make investments in funds within the Ivy Funds family, which funds may be deemed to be under common control because the Funds share the same board of trustees. A summary of the transactions in each underlying fund during the six months ended September 30, 2007 follows:

	3/31/07 Share Balance	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Distributions Received (1)	9/30/07 Share Balance	9/30/07 Market Value

Ivy Managed European/Pacific Fund
Ivy European Opportunities Fund, Class I	––	$18,099,337	$45,766	$(2,982)	$ ––	420,342	$18,532,888
Ivy Pacific Opportunities Fund, Class I	––	12,066,225	28,995	(472)	––	614,432	14,389,999
Ivy Managed International Opportunities Fund
Ivy European Opportunities Fund, Class I	––	8,324,452	––	––	––	193,551	8,533,662
Ivy International Balanced Fund, Class I	––	22,398,517	––	––	199,927	1,289,772	22,790,277
Ivy International Core Equity Fund, Class I	––	11,099,270	––	––	––	588,778	11,869,753
Ivy International Growth Fund, Class I	––	8,324,452	––	––	––	224,773	9,078,596
Ivy Pacific Opportunities Fund, Class I	––	5,549,635	––	––	––	283,617	6,642,308
(1)Distributions received includes distributions from net investment income and/or from capital gains from the underlying funds.

Renewal of Investment Management Agreements for the Ivy Funds

At a Meeting of the Board of Trustees of Ivy Funds (the "Trust") held on August 28 and 29, 2007, the Trustees, including all of the Trustees who are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act, unanimously approved the continuance of the existing management agreements between Ivy Investment Management Company ("IICO") and the Trust. The existing management agreements considered were (i) the Master Business Management and Investment Advisory Agreement between the Trust and IICO (with respect to the Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy International Growth Fund, Ivy International Core Equity Fund and the Ivy Pacific Opportunities Fund); (ii) the Investment Management Agreement between the Trust and IICO (with respect to the Ivy Dividend Fund, Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund); (iii) the Investment Management Agreement between the Trust and IICO (with respect to the Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, Ivy Value Fund and the Ivy Global Natural Resources Fund); and (iv) the Subadvisory Agreements between IICO and:

  Henderson Investment Management Limited and Henderson Global Investors (North America) Inc. (Ivy European Opportunities Fund)
  Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund)
  Templeton Investment Counsel, LLC (Ivy International Balanced Fund)
  BlackRock Capital Management, Inc. (Ivy Small Cap Value Fund)
  Mackenzie Financial Corporation (Ivy Cundill Global Value Fund and Ivy Global Natural Resources Fund).

(each such subadviser referred to herein as a "Subadviser").

The Board's Independent Trustees were assisted in their review by independent legal counsel, and met with such counsel separately from representatives of IICO. Independent legal counsel provided the Board with a memorandum that discussed the various factors that the Board should consider as part of its review of the various agreements, including, among other things, the nature and the quality of the services provided by IICO, profitability (including any fall-out benefits) from the relationships with the Funds, economies of scale, the role played by the Independent Trustees, and information on comparative fees and expenses. The Board also considered the written responses and supplementary materials produced by IICO and each Subadviser in response to a 15(c) due diligence request list submitted by the Independent Trustees' counsel prior to the meeting. Included in those responses, which had been provided to the Board prior to the meeting, was a Fund-by-Fund profitability analysis prepared by IICO. The Board also received extensive materials on performance, expenses and comparable fund information from Lipper, Inc., an independent mutual fund rating service. Finally, the Independent Trustees received and reviewed a considerable amount of information that their independent fee consultant had provided to them. The Independent Trustees discussed this material extensively among themselves, with their independent legal counsel and independent fee consultant, and with the other Board members, after which the Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board's determination to approve the agreements are discussed separately below.

Nature, Extent and Quality of Services

The Board considered the fact that they were provided with performance and expense information for each of the Funds during the year in regularly scheduled Board meetings, during which they met with the Funds' portfolio managers and other investment personnel. In that regard, they discussed the nature, extent and quality of services provided to each Fund by IICO and each Subadviser, taking into account the investment objective and strategy of the Fund and the knowledge the Board gained from those regular meetings, including from the materials provided in connection with those meetings. In addition, the Board reviewed the resources and key personnel of IICO and each Subadviser. The Board also considered other services provided to the Funds by IICO and each Subadviser, such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Funds' investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services provided by IICO and each Subadviser were appropriate, that the quality of those services had been consistent with quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services.

Benefits from the Relationship with the Funds

The Board next discussed whether IICO or any Subadviser derives any other direct or indirect benefit from serving the Funds. The Board considered benefits that accrue to each organization from its respective relationship with a Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that none of IICO, any Subadviser or any of their affiliates receive any additional direct or indirect benefits that would preclude the Board from approving the continuation of the investment advisory contract with IICO or the investment sub-advisory agreements.

Economies of Scale

The Board discussed whether economies of scale are being realized by the Funds and whether fee levels reflect those economies of scale for the benefit of the Funds' shareholders. In that context, the Board discussed the current level of the Funds' advisory fee breakpoints and also considered the current and anticipated asset levels of the Funds and the potential for growth in each Fund. With respect to the Global Natural Resources Fund, the Board requested that management examine the continuing appropriateness of that Fund's breakpoint schedule. The Board also noted that as the assets of the Funds continue to increase, the Funds' expense ratios generally continue to fall. Except as noted, the Board concluded that the current asset size of the Funds and other relevant factors did not warrant further reevaluation or restructuring of the fee breakpoints for the Funds at this time.

Performance of the Funds and Costs of Services Provided

The Board considered, on a Fund by Fund basis, the performance of each Fund and the costs of the services provided. The Board focused particularly on the Ivy Real Estate Securities Fund, Ivy Cundill Global Value Fund, Ivy Small Cap Value Fund and Ivy Pacific Opportunities Fund.

Specifically, the Board examined the investment performance of each Fund, including quintile ranking for short- and long-term time periods and each Fund's performance against its peers. The Board also examined the performance of each Fund against its respective Lipper index for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Funds' performance in each asset class was acceptable. Although the performance of some of the focus Funds identified by the independent fee consultant lagged that of their peers or respective Lipper index, the Board recognized that IICO or the applicable subadviser had taken, or was taking, steps to address that underperformance, and determined to continue to monitor closely the performance of those Funds.

The Board also considered the expenses of each Fund, the expense ratio of each Fund, and the expense limitation arrangements entered into by IICO in light of the services provided by IICO and each Sub-Adviser. The Board also compared each Fund's expenses, including advisory, distribution and shareholder servicing fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds, as well as the advisory fees that IICO (or an affiliate) charges for providing advisory services to separately managed accounts in the same asset class for certain Funds. In that regard, the Board noted that IICO performs significant additional services for those Funds. The Board also took into account the information on IICO's profitability in managing the Funds, including the methodology used to calculate profitability. The Board finally considered the amount of assets in each Fund, each Fund's average account size and how those factors affect the Funds' expense ratios. After completing this examination, the Independent Directors concluded that the Fund's expenses are appropriate at the current time.

The Board of Directors/Trustees for each of the mutual funds has appointed an independent fee consultant. Posted below is a summary of the written fee evaluation of such consultant for the most recent year.

During August of 2007, and as part of their regularly scheduled meetings, the Boards of Trustees of Ivy Funds and the Board of Directors of Ivy Funds, Inc. (collectively, the "Ivy Funds" and any separate series thereof an "Ivy Fund") reviewed significant information in connection with considering the continuation of existing investment management agreements currently in effect between Ivy Investment Management Company ("IICO") and the Ivy Funds. Pursuant to the Assurance of Discontinuance between Waddell & Reed, Inc., Waddell & Reed Services Company ("WRSCO"), and Waddell & Reed Investment Management Company (collectively, "Waddell") and the Office of the New York Attorney General dated July 10, 2006 ("Assurance of Discontinuance"), the Trustees/Directors of the Ivy Funds engaged an independent fee consultant to assist them in evaluating the reasonableness of the management fees charged by IICO, an affiliate of Waddell, to the Ivy Funds. The independent fee consultant's review addressed the following fee-related factors:

1. The nature and quality of IICO's services to the Ivy Funds, including performance

2. Management fees (including any components thereof) charged by other mutual fund companies for like services

3. Management fees (including any components thereof) charged to institutional and other clients of IICO for like services

4. Costs to IICO and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit

5. Profit margins of IICO and its affiliates from supplying such services

6. Possible economies of scale as a fund grows larger

The following summarizes the findings of the independent fee consultant retained by the Trustees/Directors. 1

1The independent fee consultant's evaluation was based on information provided by IICO, Lipper, Inc., other information providers and other independent analyses. The term "management fees" refers to the actual annual advisory and administrative fees, net of any fee waivers, paid by an Ivy Fund, as a percentage of such fund's average net assets. The term "total expenses" refers to the total annual expenses, net of any fee waivers, paid by an Ivy Fund, as a percentage of such fund's average net assets. Where these terms are used in reference to groups of Ivy Funds, numbers expressed are on an asset-weighted basis. Fee and performance data used in screening methodologies are usually for the period ending February 28, 2007. In other areas, data is from various periods ending between December 31, 2006 and July 31, 2007.

Summary Findings

The independent fee consultant believes that IICO delivers strong levels of performance and service to the Ivy Funds in relation to IICO management fees and relative to investment advisers of comparable mutual funds. For the 36 months ended April 30, 2007, when compared to their respective peer groups established by Lipper, Inc. ("Lipper") approximately: (a) 21% of the Ivy Funds were in the top 10 percentiles; (b) 33% of the Ivy Funds were in the top quartile of performance; and (c) 62% of the Ivy Funds were in the top two quartiles. The independent fee consultant noted that the Ivy Funds' performance appears to be grounded in a number of institutional competitive advantages at IICO, including stock selection ability, ability to attract top talent, strategic vision, performance-focused culture, ability to manage smaller AUM funds, ability to serve small account sizes and an effective trading infrastructure.

For the 12 months ended March 31, 2007, the total expenses of the Ivy Funds on average were 7% above the mean total expenses of their respective Lipper Expense Group peers and 1% below the mean total expenses for their Lipper Expense Universes. The management fees for the Ivy Funds on average were 9% above the mean management fees for their Lipper Expense Groups and 10% above the means for their Lipper Expense Universes. Ivy Funds' small average account size and small fund AUM introduces certain biases in the Lipper analyses that can work against Ivy Funds in Lipper expense comparisons. As a result, the Lipper findings can be considered conservative. Within the larger Lipper averages, the management fees and total expenses of individual Ivy Funds and share classes are reasonable relative to their performance.

The independent fee consultant believes that the management fees IICO charges to the Ivy Funds also are reasonable in relation to the management fees it charges to its other institutional accounts. These institutional accounts have different service and infrastructure needs. Moreover, based on industry data, the average spread between management fees charged to the Ivy Funds and those charged to institutional accounts is below the average fee spreads observed at other investment advisers.

The independent fee consultant found that the level of profit earned by IICO from managing the Ivy Funds does not appear to be unreasonable. Waddell's overall profitability from managing the Ivy Funds and its other operations is below the mean profitability of other publicly traded peers, but appears adequate to enable IICO to continue to provide quality support to the Ivy Funds and their shareholders.

Analyses was undertaken by the independent fee consultant to measure economies of scale in the industry in a manner that would give an overall "net" view of any economies or diseconomies of scale across all cost elements. This analysis, however, was unable to quantitatively assess or confirm overall economies of scale in the IICO complex. A separate economy of pricing analysis, also undertaken by the independent fee consultant, did show that Ivy Funds incur lower fees and expenses with increasing fund AUM and with increasing average account size which the independent fee consultant believes should benefit Ivy Fund investors as the Ivy Funds mature.

Conclusions

The independent fee consultant concluded that the services provided by IICO and its affiliates and expenses incurred by the Ivy Funds over the year ending August 31, 2007 are reasonable and provide adequate justification for renewal of the Ivy Funds' existing advisory agreements.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800.777.6472 and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how Ivy Funds voted proxies relating to portfolio securities during the most recent 12 month period ending June 30 is available on Form N-PX through the Ivy Funds' website at www.ivyfunds.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On the Ivy Funds' website at www.ivyfunds.com.

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

THE IVY FUNDS FAMILY

Global/International Funds
Cundill Global Value Fund
European Opportunities Fund
International Balanced Fund
International Core Equity Fund
International Growth Fund
Managed European/Pacific Fund
Managed International Opportunities Fund
Pacific Opportunities Fund

Domestic Equity Funds
Capital Appreciation Fund
Core Equity Fund
Dividend Income Fund
Large Cap Growth Fund
Mid Cap Growth Fund
Small Cap Growth Fund
Small Cap Value Fund
Value Fund

Fixed Income Funds
Bond Fund
High Income Fund
Limited-Term Bond Fund
Mortgage Securities Fund
Municipal Bond Fund

Money Market Funds
Money Market Fund

Specialty Funds
Asset Strategy Fund
Balanced Fund
Energy Fund
Global Natural Resources Fund
Real Estate Securities Fund
Science and Technology Fund

1.800.777.6472
Visit us online at www.ivyfunds.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Funds Distributor, Inc.

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Ivy Funds, call your financial advisor or visit us online at www.ivyfunds.com. Please read the prospectus carefully before investing.

WRR3300SA (9-07)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: December 7, 2007

By /s/Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date: December 7, 2007